             As filed with the Securities and Exchange Commission.

                                                      '33 Act File No. 033-86408
                                                       '40 Act File No. 811-3330
================================================================================


                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                 ACT OF 1933                    [X]


                         POST EFFECTIVE AMENDMENT NO. 13

                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940         [X]

                                AMENDMENT NO. 13


                       NATIONWIDE VA SEPARATE ACCOUNT - B
                           (Exact Name of Registrant)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
        (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

This Post-Effective amendment amends the Registration Statement with respect to the Prospectus, Statement of Additional Information, the Financial Statements, and Part C.

It is proposed that this filing will become effective (check appropriate box):



[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on January 25, 2002 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on (date) pursuant to paragraph (a) of Rule 485



If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                        NATIONWIDE VA SEPARATE ACCOUNT-B

                     REFERENCE TO ITEMS REQUIRED BY FORM N-4


N-4 ITEM                                                                                                 CAPTION
--------                                                                                                 -------
PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page.................................................................................Cover Page
Item 2.    Definitions.................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights......................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information.......................................Condensed Financial Information
Item 5.    General Description of Registrant,
             Depositor, and Portfolio Companies.....Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses...............................................Standard Charges and Deductions
Item 7.    General Description of Variable
           Annuity Contracts.......................................Contract Ownership; Operation of the Contract
Item 8.    Annuity Period...............................................................Annuitizing the Contract
Item 9.    Death Benefit and Distributions........................................................Death Benefits
Item 10.   Purchases and Contract Value................................................Operation of the Contract
Item 11.   Redemptions....................................................................Surrender (Redemption)
Item 12.   Taxes  ....................................................................Federal Tax Considerations
Item 13.   Legal Proceedings...................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement
              of Additional Information.............Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page.................................................................................Cover Page
Item 16.   Table of Contents...................................................................Table of Contents
Item 17.   General Information and History.......................................General Information and History
Item 18.   Services.....................................................................................Services
Item 19.   Purchase of Securities Being Offered.............................Purchase of Securities Being Offered
Item 20.   Underwriters.............................................................................Underwriters
Item 21.   Calculation of Performance Information.....................................Calculation of Performance
Item 22.   Annuity Payments.....................................................................Annuity Payments
Item 23.   Financial Statements.............................................................Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits.............................................................Item 24
Item 25.   Directors and Officers of the Depositor.......................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with
                the Depositor or Registrant..............................................................Item 26
Item 27.   Number of Contract Owners.....................................................................Item 27
Item 28.   Indemnification...............................................................................Item 28
Item 29.   Principal Underwriter.........................................................................Item 29
Item 30.   Location of Accounts and Records..............................................................Item 30
Item 31.   Management Services...........................................................................Item 31
Item 32.   Undertakings..................................................................................Item 32

                      SUPPLEMENT DATED JANUARY 25, 2002 TO

                        PROSPECTUS DATED MAY 1, 2001 FOR

           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VA SEPARATE ACCOUNT - B

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. ALL REFERENCES IN THE PROSPECTUS TO "NATIONWIDE SEPARATE ACCOUNT TRUST" OR "NSAT" ARE CHANGED TO "GARTMORE VARIABLE INSURANCE TRUST" AND "GVIT," RESPECTIVELY.

2.   EFFECTIVE DECEMBER 12, 2001, THE FOLLOWING UNDERLYING MUTUAL FUNDS CHANGED
     NAMES:


     OLD UNDERLYING MUTUAL FUND NAME                                 NEW UNDERLYING MUTUAL FUND NAME
     -------------------------------                                 -------------------------------
     Credit Suisse Warburg Pincus Trust - Global Post-Venture        Credit Suisse Trust - Global Post-Venture Capital Portfolio
     Capital Portfolio

     Credit Suisse Warburg Pincus Trust - International Equity       Credit Suisse Trust - International Focus Portfolio
     Portfolio

     Credit Suisse Warburg Pincus Trust - Small Company Growth       Credit Suisse Trust - Small Cap Growth Portfolio
     Portfolio

3.   EFFECTIVE JANUARY 25, 2002, THE FOLLOWING UNDERLYING MUTUAL FUNDS CHANGED
     NAMES:


     OLD UNDERLYING MUTUAL FUND NAME                                 NEW UNDERLYING MUTUAL FUND NAME
     -------------------------------                                 -------------------------------
     Nationwide Separate Account Trust ("NSAT") - Capital            Gartmore Variable Insurance Trust ("GVIT") - Gartmore GVIT
     Appreciation Fund                                               Growth Fund: Class I

     NSAT - Dreyfus NSAT Mid Cap Index Fund                          GVIT - Dreyfus GVIT Mid Cap Index Fund: Class I

     NSAT - Gartmore NSAT Emerging Markets Fund                      GVIT - Gartmore GVIT Emerging Markets Fund: Class I

     NSAT - Gartmore NSAT Global Technology and Communications Fund  GVIT - Gartmore GVIT Global Technology and Communications
                                                                     Fund: Class I

     NSAT - Gartmore NSAT International Growth Fund                  GVIT - Gartmore GVIT International Growth Fund: Class I

     NSAT - Government Bond Fund                                     GVIT - Gartmore GVIT Government Bond Fund: Class I

     NSAT - MAS NSAT Multi Sector Bond Fund                          GVIT - MAS GVIT Multi Sector Bond Fund: Class I

     NSAT - Money Market Fund                                        GVIT - Gartmore GVIT Money Market Fund: Class I

     NSAT - Nationwide Small Cap Growth Fund                         GVIT - GVIT Small Cap Growth Fund: Class I

     NSAT - Nationwide Small Cap Value Fund                          GVIT - GVIT Small Cap Value Fund: Class I

     NSAT - Nationwide Small Company Fund                            GVIT - GVIT Small Company Fund: Class I

     NSAT - Strong NSAT Mid Cap Growth Fund                          GVIT - Strong GVIT Mid Cap Growth Fund: Class I

     NSAT - Total Return Fund                                        GVIT - Gartmore GVIT Total Return Fund: Class I

     NSAT - Turner NSAT Growth Focus Fund                            GVIT - Turner GVIT Growth Focus Fund: Class I

4. THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOW AVAILABLE AS INVESTMENT OPTIONS UNDER THE CONTRACT:

     GARTMORE VARIABLE INSURANCE TRUST

     o Gartmore GVIT Investor Destinations Aggressive Fund

     o Gartmore GVIT Investor Destinations Conservative Fund

     o Gartmore GVIT Investor Destinations Moderate Fund

     o Gartmore GVIT Investor Destinations Moderately Aggressive Fund

     o Gartmore GVIT Investor Destinations Moderately Conservative Fund

5. THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER JANUARY 25, 2002:

     GARTMORE VARIABLE INSURANCE TRUST

     o   Turner GVIT Growth Focus Fund: Class I

     DREYFUS INVESTMENT PORTFOLIOS

     o   European Equity Portfolio: Initial Shares

6.   THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" ARE MODIFIED AS FOLLOWS:

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

          (as a percentage of underlying mutual fund net assets, after reimbursements and waivers)

                                                                                                           TOTAL UNDERLYING
                                                                    MANAGEMENT      OTHER        12B-1       MUTUAL FUND
                                                                       FEES        EXPENSES       FEES         EXPENSES
                                                                     --------      --------      ------     ---------------
     GVIT Dreyfus GVIT Mid Cap Index Fund: Class I (formerly,           0.50%        0.40%        0.00%           0.90%
     NSAT Dreyfus NSAT Mid Cap Index Fund)

     GVIT Gartmore GVIT Government Bond Fund: Class I (formerly,        0.50%        0.23%        0.00%           0.73%
     NSAT Government Bond Fund)

     GVIT Gartmore GVIT Growth Fund: Class I (formerly, NSAT            0.60%        0.23%        0.00%           0.83%
     Capital Appreciation Fund)

     GVIT Gartmore GVIT Investor Destinations Aggressive Fund           0.13%        0.23%        0.25%           0.61%

     GVIT Gartmore GVIT Investor Destinations Conservative Fund         0.13%        0.23%        0.25%           0.61%

     GVIT Gartmore GVIT Investor Destinations Moderate Fund             0.13%        0.23%        0.25%           0.61%

     GVIT Gartmore GVIT Investor Destinations Moderately                0.13%        0.23%        0.25%           0.61%
     Aggressive Fund

     GVIT Gartmore GVIT Investor Destinations Moderately                0.13%        0.23%        0.25%           0.61%
     Conservative Fund

     GVIT Gartmore GVIT Money Market Fund: Class I (formerly,           0.39%        0.22%        0.00%           0.61%
     NSAT Money Market Fund)

     GVIT Gartmore GVIT Total Return Fund: Class I (formerly,           0.58%        0.23%        0.00%           0.81%
     NSAT Total Return Fund)

     GVIT GVIT Small Cap Growth Fund: Class I (formerly, NSAT           1.10%        0.50%        0.00%           1.60%
     Nationwide Small Cap Growth Fund)

     GVIT GVIT Small Cap Value Fund: Class I (formerly, NSAT            0.90%        0.30%        0.00%           1.20%
     Nationwide Small Cap Value Fund)

     GVIT GVIT Small Company Fund: Class I (formerly, NSAT              0.93%        0.26%        0.00%           1.19%
     Nationwide Small Company Fund)

     GVIT MAS GVIT Multi Sector Bond Fund: Class I (formerly,           0.75%        0.34%        0.00%           1.09%
     NSAT MAS NSAT Multi Sector Bond Fund)

     GVIT Strong GVIT Mid Cap Growth Fund: Class I (formerly,           0.90%        0.27%        0.00%           1.17%
     NSAT Strong NSAT Mid Cap Growth Fund)

     The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

     Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

          (as a percentage of underlying mutual fund net assets, before reimbursements and waivers)

                                                                                                             Total Underlying
                                                                      Management     Other        12b-1        Mutual Fund
                                                                         Fees       Expenses       Fees        Expenses d
                                                                      ----------    --------       ----        -----------

       GVIT Gartmore GVIT Investor Destinations Aggressive Fund         0.13%         0.63%        0.25%           1.01%

       GVIT Gartmore GVIT Investor Destinations Conservative Fund       0.13%         0.63%        0.25%           1.01%

       GVIT Gartmore GVIT Investor Destinations Moderate Fund           0.13%         0.63%        0.25%           1.01%

       GVIT Gartmore GVIT Investor Destinations Moderately              0.13%         0.63%        0.25%           1.01%
       Aggressive Fund

       GVIT Gartmore GVIT Investor Destinations Moderately              0.13%         0.63%        0.25%           1.01%
       Conservative Fund

     Some underlying mutual funds assess (or reserve the right to assess) a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account. Currently, none of the underlying mutual funds assess a short-term trading fee.

7.   THE "EXAMPLE" TABLE IS MODIFIED AS FOLLOWS:

     EXAMPLE

     The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. The underlying mutual fund expense information is for the period ended December 31, 2000 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.

     These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

     The example reflects variable account charges of 1.45% and expenses of the underlying mutual funds.

     Deductions for premium taxes are not reflected but may apply.


                               If you surrender your contract If you do not surrender your     If you annuitize your
                                at the end of the applicable   contract at the end of the     contract at the end of
                                        time period              applicable time period      the applicable time period
                               -----------------------------   -------------------------    ----------------------------

                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
                               -----  ------  ------ -------  -----  ----- ------  -------  ----- ------  ------ -------

GVIT Dreyfus GVIT Mid Cap        25     76     130     277      25    76     130     277      *     76     130     277
Index Fund: Class I
(formerly, NSAT Dreyfus NSAT
Mid Cap Index Fund)

GVIT Gartmore GVIT Government    23     71     121     259      23    71     121     259      *     71     121     259
Bond Fund: Class I (formerly,
NSAT Government Bond Fund)

GVIT Gartmore GVIT Growth        24     74     126     270      24    74     126     270      *     74     126     270
Fund: Class I (formerly, NSAT
Capital Appreciation Fund)

GVIT Gartmore GVIT Investor      19     59     101     219      19    59     101     219      *     59     101     219
Destinations Aggressive Fund

GVIT Gartmore GVIT Investor      19     59     101     219      19    59     101     219      *     59     101     219
Destinations Conservative Fund

GVIT Gartmore GVIT Investor      19     59     101     219      19    59     101     219      *     59     101     219
Destinations Moderate Fund

                                                                                               If you annuitize your
                               If you surrender your contract  If you do not surrender your           contract
                                at the end of the applicable   contract at the end of the   at the end of the applicable
                                       time period               applicable time period              time period
                               ------------------------------ ----------------------------- ----------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
                               -----  ------  ------ -------  -----  ----- ------  -------  ----- ------  ------ -------

GVIT Gartmore GVIT Investor      19     59     101     219      19    59     101     219      *     59     101     219
Destinations Moderately
Aggressive Fund

GVIT Gartmore GVIT Investor      19     59     101     219      19    59     101     219      *     59     101     219
Destinations Moderately
Conservative Fund

GVIT Gartmore GVIT Money         22     67     114     246      22    67     114     246      *     67     114     246

Market Fund: Class I
(formerly, NSAT Money Market
Fund)

GVIT Gartmore GVIT Total         24     73     125     267      24    73     125     267      *     73     125     267
Return Fund: Class I
(formerly, NSAT Total Return
Fund)

GVIT GVIT Small Cap Growth       32     98     166     347      32    98     166     347      *     98     166     347
Fund: Class I (formerly, NSAT
Nationwide Small Cap Growth
Fund)

GVIT GVIT Small Cap Value        28     85     145     308      28    85     145     308      *     85     145     308
Fund: Class I (formerly, NSAT
Nationwide Small Cap Value
Fund)

GVIT GVIT Small Company Fund:    28     85     145     307      28    85     145     307      *     85     145     307
Class I (formerly, NSAT
Nationwide Small Company Fund)

GVIT MAS GVIT Multi Sector       27     82     140     297      27    82     140     297      *     82     140     297
Bond Fund: Class I (formerly,
NSAT MAS NSAT Multi Sector
Bond Fund)

GVIT Strong GVIT Mid Cap         28     84     144     305      28    84     144     305      *     84     144     305
Growth Fund: Class I
(formerly, NSAT Strong NSAT
Mid Cap Growth Fund)

      *The contracts sold under this prospectus do not permit annuitization during the first two contract years.

8. THE THIRD BULLET ITEM OF THE FIRST PARAGRAPH OF THE "INDIVIDUAL RETIREMENT ANNUITIES ("IRAs")" PROVISION UNDER THE HEADING "TYPES OF CONTRACTS" IS MODIFIED AS FOLLOWS:

     o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

9. THE FOURTH PARAGRAPH OF THE "INDIVIDUAL RETIREMENT ANNUITIES ("IRAs")" PROVISION UNDER THE HEADING "TYPES OF CONTRACTS" IS MODIFIED AS FOLLOWS:

     IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

10. THE THIRD BULLET ITEM OF THE FIRST PARAGRAPH OF THE "ROTH IRAs" PROVISION UNDER THE HEADING "TYPES OF CONTRACTS" IS MODIFIED AS FOLLOWS:

     o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

11. THE "TAX SHELTERED ANNUITIES" PROVISION UNDER THE HEADING "TYPES OF CONTRACTS" IS MODIFIED TO INCLUDE THE FOLLOWING AS THE THIRD PARAGRAPH OF THE PROVISION:

     Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

12.  THE "STANDARD CHARGES AND DEDUCTIONS" PROVISION IS AMENDED TO INCLUDE THE
     FOLLOWING:

     SHORT-TERM TRADING FEES

     Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account. Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge of such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

     Currently, none of the underlying mutual funds offered as investment options under the contract assess a short-term trading fee.

     If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

     When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

     Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

     o scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

     o   contract loans or surrenders; or

     o   transfers made upon annuitization of the contract.

     New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

13. THE PROVISION ENTITLED "MARKET TIMING FIRMS" IS REMOVED AND REPLACED WITH THE FOLLOWING:

     Transfer Limitations

     Transfers involving sub-accounts may be subject to restrictions or requirements imposed by the underlying mutual fund. Such restrictions or requirements may include the assessment of short-term trading fees in connection with transfers from a sub-account that occur within 60 days following the date of allocation to the sub-account. These short-term trading fees will equal 1% of the amount determined to be engaged in short-term trading and will be deducted from the contract owner's sub-account value. Short-term trading fees will only apply to those sub-accounts corresponding to the underlying mutual funds that explicitly require the assessment of such fees. Refer to the prospectus for the underlying mutual funds for more information.

     Additionally, Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some contract owners (or third parties acting on their behalf).

     If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected contract owner.

14.  THE "REQUIRED DISTRIBUTIONS" PROVISION IS MODIFIED AS FOLLOWS:

     REQUIRED DISTRIBUTIONS

     The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

     REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

     In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

     Life expectancies and joint life expectancies will be determined pursuant to Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A 7.

     Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

     REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

     Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

       1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

       2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

             (a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

             (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

     In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

          a) the death of the annuitant will be treated as the death of a contract owner;

          b) any change of annuitant will be treated as the death of a contract owner; and

          c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

     These distribution provisions do not apply to any contract exempt from
     Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

     The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death. REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS, AND ROTH IRAs

     Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

          a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

          b) a period not longer than the period determined under the table in Proposed Treasury Regulation 1.401(a)(9)-5, Q&A4, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A7.

     For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

     For Individual Retirement Annuities and SEP IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity or SEP IRA of the contract owner.

     If the contract owner's entire interest in a Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

     If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

         (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

         (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

         (c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

     If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

         (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

         (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

         (c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

     If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

     For Individual Retirement Annuities and SEP IRAs, a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities or SEP IRAs.

     Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

15. THE LAST PARAGRAPH OF THE "NON-QUALIFIED CONTRACTS - NON-NATURAL PERSONS AS CONTRACT OWNERS" PROVISION UNDER THE HEADING "FEDERAL INCOME TAXES" IS MODIFIED AS FOLLOWS:

     The non-natural person rules also do not apply to contracts that are:

     o acquired by the estate of a decedent by reason of the death of the decedent;

     o issued in connection with certain qualified retirement plans and individual retirement plans;

     o purchased by an employer upon the termination of certain qualified retirement plans;

     o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

16.  THE LAST PARAGRAPH OF THE "WITHHOLDING" PROVISION IS MODIFIED AS FOLLOWS:

     If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

17.  THE "TAX CHANGES" PROVISION IS MODIFIED AS FOLLOWS:

     The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

     In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

     o   generally lowering federal income tax rates;

     o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

     o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

     o   eliminating and/or reducing the highest federal estate tax rates;

     o   increasing the estate tax credit; and

     o   for persons dying after 2009, repealing the estate tax.

     All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

18.  "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" IS MODIFIED AS
     FOLLOWS:

     GARTMORE VARIABLE INSURANCE TRUST

     Gartmore Variable Insurance Trust (formerly, Nationwide Separate Account Trust) ("GVIT") is an open-end management investment company created under the laws of Massachusetts. GVIT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of GVIT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore GVIT Emerging Markets Fund and Gartmore GVIT International Growth Fund. The remaining assets of GVIT are managed by Gartmore Mutual Fund Capital Trust ("GMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

          DREYFUS GVIT MID CAP INDEX FUND: CLASS I (FORMERLY, DREYFUS NSAT MID CAP INDEX FUND) Subadviser: The Dreyfus Corporation

          Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the Standard & Poor's MidCap 400 Index and in derivative instruments linked to the S&P 400. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

          GARTMORE GVIT EMERGING MARKETS FUND: CLASS I (FORMERLY, GARTMORE NSAT EMERGING MARKETS FUND)

          Subadviser: Gartmore Global Partners

          Investment Objective: Long term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market or developing countries or that derive a significant portion of their earnings or revenue from emerging market countries.

          GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I (FORMERLY, GARTMORE NSAT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND)

          Investment Objective: Long term capital appreciation by investing under normal conditions at least 80% of its net assets in equity securities issued by companies with business operations in technology and communications and/or technology and communication related industries. These companies will be tied economically to a number of countries throughout the world, including the United States.

          GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I (FORMERLY, GOVERNMENT BOND
          FUND)

          Investment Objective: Seeks as high a level of income as is consistent with the preservation of capital. Under normal conditions, the Fund invests at least 80% of its net assets in U.S. government and agency bonds, bills and notes. The duration of the Fund will typically be four to six years.

          GARTMORE GVIT GROWTH FUND: CLASS I (FORMERLY, CAPITAL APPRECIATION
          FUND)

          Investment Objective: Long-term capital appreciation. The Fund invests primarily in large capitalization companies. The Fund looks for companies whose earnings are expected to grow faster than other companies in the market.

          GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I (FORMERLY, GARTMORE NSAT INTERNATIONAL GROWTH FUND)

          Subadviser: Gartmore Global Partners

          Investment Objective: Long term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries.

          GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND

          Investment Objective: To maximize total investment return primarily by seeking growth of capital. The Fund invests in a target allocation mix of 40% large cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S. stocks, 30% international funds, and 5% bonds.

          GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND

          Investment Objective: To maximize total investment return by seeking income and, secondarily, long term growth of capital. The Fund invests in a target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S. stocks, 5% international stocks, 35% bonds, and 45% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND

          Investment Objective: To maximize total investment return by seeking growth of capital and income. The Fund invests in a target allocation mix of 30% large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S. stocks, 15% international stocks, 25% bonds, and 15% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND

          Investment Objective: To maximize total investment return primarily by seeking growth of capital, but also income. The Fund invests in a target allocation mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U.S. stocks, 25% international stocks, 15% bonds, and 5% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND

          Investment Objective: To maximize total investment return by seeking income and, secondarily, growth of capital. The Fund invests in a target allocation mix of 20% large cap U.S. stocks, 10% mid cap U.S. stocks, 10% international stocks, 35% bonds, and 25% short-term investments.

          GARTMORE GVIT MONEY MARKET FUND: CLASS I (FORMERLY, MONEY MARKET FUND)

          Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market obligations maturing in 397 days or less.

          GARTMORE GVIT TOTAL RETURN FUND: CLASS I (FORMERLY, TOTAL RETURN FUND)

          Investment Objective: Seeks total return through a flexible combination of capital appreciation and current income. The Fund invests primarily in common stocks and convertible securities.

          GVIT SMALL CAP GROWTH FUND: CLASS I (FORMERLY, NATIONWIDE SMALL CAP GROWTH FUND)

          Subadvisers: Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC and Waddell & Reed Investment Management Company

          Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known as small cap companies. Under normal conditions, the Fund will invest at least 80% of its net assets in the equity securities of small cap companies.

          GVIT SMALL CAP VALUE FUND: CLASS I (FORMERLY, NATIONWIDE SMALL CAP VALUE FUND)

          Subadviser: The Dreyfus Corporation

          Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index. The Fund will invest in stocks of U.S. and foreign companies which the portfolio managers believe qualify as "value" companies.

          GVIT SMALL COMPANY FUND: CLASS I (FORMERLY, NATIONWIDE SMALL COMPANY
          FUND)

          Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Gartmore Global Partners, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company

          Investment Objective: Long-term growth of capital. Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities issued by small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

          MAS GVIT MULTI SECTOR BOND FUND: CLASS I (FORMERLY, MAS NSAT MULTI SECTOR BOND FUND) Subadviser: Miller, Anderson & Sherrerd, LLP

          Investment Objective: Primarily seeks above average total return over a market cycle of three to five years. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities.

          STRONG GVIT MID CAP GROWTH FUND: CLASS I (FORMERLY, STRONG NSAT MID CAP GROWTH FUND)

          Subadviser: Strong Capital Management Inc.

          Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by mid capitalization companies.

          TURNER GVIT GROWTH FOCUS FUND: CLASS I (FORMERLY, TURNER NSAT GROWTH FOCUS FUND) (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER JANUARY 25,
          2002)

          Subadviser: Turner Investment Partners, Inc.

          Investment Objective: Long term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential. The Fund is non-diversified and typically focuses its investments in a core group of 15 to 30 common stocks.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

           Modified Single Premium Deferred Variable Annuity Contracts

             Issued by Nationwide Life and Annuity Insurance Company
                  through its Nationwide VA Separate Account-B

                   The date of this prospectus is May 1, 2001.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits - costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including other mutual funds and variable annuity or variable life insurance products offered by Nationwide Life and Annuity Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

The following underlying mutual funds are available under the contracts:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

     o    American Century VP Balanced
     o    American Century VP Income & Growth
     o    American Century VP International
     o    American Century VP Value

CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)

     o    Small Company Growth Portfolio

DREYFUS

     o    Dreyfus Investment Portfolios - European Equity Portfolio - Initial
          Shares
     o    The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
     o    Dreyfus Stock Index Fund, Inc. - Initial Shares
     o Dreyfus Variable Investment Fund- Appreciation Portfolio - Initial Shares (formerly, Dreyfus Variable Investment Fund- Capital Appreciation Portfolio)
     o Dreyfus Variable Investment Fund- Growth & Income Portfolio* - Initial Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

     o    VIP Equity-Income Portfolio
     o    VIP Growth Portfolio o VIP High Income Portfolio*
     o    VIP Overseas Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

     o    VIP II Asset Manager Portfolio
     o    VIP II Contrafund(R) Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

     o    VIP III Growth Opportunities Portfolio

JANUS ASPEN SERIES

     o    Capital Appreciation Portfolio: Service Shares
     o    Global Technology Portfolio: Service Shares
     o    International Growth Portfolio: Service Shares

MORGAN STANLEY

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)

     o    Emerging Markets Debt Portfolio
     o    U.S. Real Estate Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST

     o    Capital Appreciation Fund

     o Dreyfus NSAT Mid Cap Index Fund, (formerly, Nationwide(R) Mid Cap Index Fund)
     o    Gartmore NSAT Emerging Markets Fund
     o    Gartmore NSAT Global Technology and Communications Fund
     o    Gartmore NSAT International Growth Fund
     o    Government Bond Fund

     o MAS NSAT Multi Sector Bond Fund* (formerly, Nationwide(R) Multi Sector Bond Fund)
     o    Money Market Fund
     o Nationwide(R)Small Cap Growth Fund (Subadvisers: Miller, Anderson & Sherrerd, LLP, Neuberger Berman, LLC, and Waddell & Reed Investment Management Company)
     o    Nationwide(R)Small Cap Value Fund (Subadviser: The Dreyfus
          Corporation)
     o Nationwide(R)Small Company Fund (Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc., and Waddell & Reed Investment Management Company)
     o Strong NSAT Mid Cap Growth Fund (formerly, Nationwide(R)Strategic Growth Fund)
     o    Total Return Fund
     o    Turner NSAT Growth Focus Fund

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

     o    AMT Growth Portfolio
     o    AMT Guardian Portfolio
     o    AMT Limited Maturity Bond Portfolio
     o    AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS

     o    Oppenheimer Aggressive Growth Fund/VA
     o    Oppenheimer Bond Fund/VA
     o    Oppenheimer Capital Appreciation Fund/VA (formerly Oppenheimer Growth
          Fund)
     o    Oppenheimer Global Securities Fund/VA
     o    Oppenheimer Main Street Growth & Income Fund/VA
     o    Oppenheimer Multiple Strategies Fund/VA

STRONG OPPORTUNITY FUND II, INC. (FORMERLY, STRONG SPECIAL FUND II, INC.)

VAN ECK WORLDWIDE INSURANCE TRUST

     o    Worldwide Bond Fund
     o    Worldwide Emerging Markets Fund
     o    Worldwide Hard Assets Fund

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

     o    American Century VP Capital Appreciation

CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)

     o Global Post-Venture Capital Portfolio (formerly, Post-Venture Capital Portfolio)
     o    International Equity Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC.

     o    Strong Discovery Fund II, Inc.
     o    International Stock Fund II

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

The Statement of Additional Information (dated May 1, 2001) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 43.

For general information or to obtain FREE copies of the:

     o    Statement of Additional Information;
     o prospectus annual report or semi-annual report for any underlying mutual fund; or
     o    required Nationwide forms,

call:   1-800-243-6295

        TDD   1-800-238-3035

or write:

       NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
       P.O. BOX 182356

       COLUMBUS, OHIO 43218-2356

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   WWW.SEC.GOV

Information about this and other Best of America products can be found at:

                              WWW.BESTOFAMERICA.COM

THIS ANNUITY:

o    IS NOT A BANK DEPOSIT
o    IS NOT FDIC INSURED
o    IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY
o    IS NOT AVAILABLE IN EVERY STATE
o    MAY GO DOWN IN VALUE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit used to calculate the variable payment annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

NATIONWIDE- Nationwide Life and Annuity Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- A retirement plan that receives favorable tax treatment under
Section 401 of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide VA Separate Account-B, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS..........................

SUMMARY OF CONTRACT

     EXPENSES......................................

UNDERLYING MUTUAL FUND ANNUAL EXPENSES.............

EXAMPLE............................................

SYNOPSIS OF THE CONTRACTS..........................

FINANCIAL STATEMENTS...............................

CONDENSED FINANCIAL INFORMATION....................

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY......

NATIONWIDE INVESTMENT SERVICES

     CORPORATION...................................

TYPES OF CONTRACTS.................................

INVESTING IN THE CONTRACT..........................
     The Variable Account and Underlying Mutual Funds
     Voting Rights
     Material Conflicts
     Substitution of Securities

STANDARD CHARGES AND DEDUCTIONS....................
     Mortality and Expense Risk Charges
     Administration Charge
     Premium Taxes

CONTRACT OWNERSHIP.................................
     Joint Ownership
     Contingent Ownership
     Annuitant

     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT..........................
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers

RIGHT TO REVOKE....................................

SURRENDER (REDEMPTION).............................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Qualified Contract or Tax Sheltered Annuity

LOAN PRIVILEGE.....................................
     Minimum and Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default

ASSIGNMENT.........................................

CONTRACT OWNER SERVICES............................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE..........................

ANNUITIZING THE CONTRACT...........................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Value of an Annuity Unit
     Assumed Investment Rate
     Exchanges Among Underlying Mutual Funds
     Frequency and Amount of Annuity Payments
     Annuity Payment Options

DEATH BENEFITS.....................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     How the Death Benefit Value is Determined
     Death Benefit Payment

REQUIRED DISTRIBUTIONS.............................
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Qualified Plans and Tax Sheltered Annuities
     Required Distributions for IRAs and SEP IRAs
     Required Distributions for Roth IRAs
     New Minimum Required Distribution Rules

FEDERAL TAX CONSIDERATIONS.........................
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS.............................

LEGAL PROCEEDINGS..................................

                                       16


ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY....

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS.

APPENDIX B: CONDENSED FINANCIAL
     INFORMATION...................................

SUMMARY OF CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless the contract owner meets an available exception.

VARIABLE ACCOUNT CHARGES(1)

(annualized rate of variable account charges as a percentage of average account value)

Mortality and Expense Risk Charges............1.25%
Administration Charge(2)......................0.20%
     Total Variable Account Charges...........1.45%

(1) These expenses are charged on a daily basis at the annualized rate noted above.

(2) The administration charge is deducted to reimburse Nationwide for expenses related to the issuance and maintenance of the contracts.

MAXIMUM LOAN PROCESSING FEE..............................$25
Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued to Qualified Plans or as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee (see "Loan Privilege").

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

      (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, AFTER EXPENSE
                                 REIMBURSEMENT)


                                                                MANAGEMENT        OTHER         12B-1       TOTAL MUTUAL
                                                                   FEES         EXPENSES         FEES      FUND EXPENSES
                                                                ----------      --------        -----      -------------
         American Century Variable Portfolios, Inc. -              0.90%           0.00%        0.00%            0.90%
         American Century VP Balanced

         American Century Variable Portfolios, Inc. -              0.98%           0.00%        0.00%            0.98%
         American Century VP Capital Appreciation

         American Century Variable Portfolios, Inc. -              0.70%           0.00%        0.00%            0.70%
         American Century VP Income & Growth

         American Century Variable Portfolios, Inc. -              1.23%           0.00%        0.00%            1.23%
         American Century VP International

         American Century Variable Portfolios, Inc. -              1.00%           0.00%        0.00%            1.00%
         American Century VP Value

         Credit Suisse Warburg Pincus Trust - Global               1.14%           0.26%        0.00%            1.40%
         Post-Venture Capital Portfolio (formerly, Warburg
         Pincus Trust - Global Post-Venture Capital
         Portfolio) (formerly, Warburg Pincus Trust -
         Post-Venture Capital Portfolio)

         Credit Suisse Warburg Pincus Trust - International        1.00%           0.30%        0.00%            1.30%
         Equity Portfolio (formerly, Warburg Pincus Trust -
         International Equity Portfolio)

         Credit Suisse Warburg Pincus Trust - Small Company        1.00%           0.11%        0.00%            1.11%
         Growth Portfolio (formerly, Warburg Pincus Trust -
         Small Company Growth Portfolio)

         Dreyfus Investment Portfolios - European Equity           1.00%           0.25%        0.00%            1.25%
         Portfolio - Initial Shares

         The Dreyfus Socially  Responsible  Growth Fund, Inc.      0.75%           0.03%        0.00%            0.78%
         - Initial Shares

         Dreyfus Stock Index Fund, Inc. - Initial Shares           0.25%           0.01%        0.00%            0.26%

         Dreyfus Variable Investment Fund- Appreciation            0.75%           0.03%        0.00%            0.78%
         Portfolio - Initial Shares (formerly, Dreyfus
         Variable Investment Fund - Capital Appreciation
         Portfolio)

         Dreyfus Variable Investment Fund- Growth & Income         0.75%           0.03%        0.00%            0.78%
         Portfolio - Initial Shares

         Fidelity VIP Equity-Income Portfolio(1)                   0.48%           0.08%        0.00%            0.56%

         Fidelity VIP Growth Portfolio(1)                          0.57%           0.08%        0.00%            0.65%

         Fidelity VIP High Income Portfolio                        0.58%           0.10%        0.00%            0.68%

         Fidelity VIP Overseas Portfolio(1)                        0.72%           0.17%        0.00%            0.89%

         Fidelity VIP II Asset Manager Portfolio                   0.53%           0.08%        0.00%            0.61%

         Fidelity VIP II Contrafund(R)Portfolio(1)                  0.57%           0.09%        0.00%            0.66%

         Fidelity VIP III Growth Opportunities Portfolio(1)        0.58%           0.10%        0.00%            0.68%

         Janus Aspen Series - Capital Appreciation                 0.65%           0.02%        0.25%            0.92%
         Portfolio: Service Shares

         Janus Aspen Series - Global Technology Portfolio:         0.65%           0.04%        0.25%            0.94%
         Service Shares

         Janus Aspen Series - International Growth                 0.65%           0.06%        0.25%            0.96%
         Portfolio: Service Shares

         NSAT Capital Appreciation Fund                            0.60%           0.20%        0.00%            0.80%

         NSAT Dreyfus NSAT Mid Cap Index Fund (formerly,           0.50%           0.15%        0.00%            0.65%
         Nationwide Mid Cap Index Fund)

         NSAT Gartmore NSAT Emerging Markets Fund                  1.15%           0.60%        0.00%            1.75%

\
               UNDERLYING MUTUAL FUND ANNUAL EXPENSES (CONTINUED)

                                                                MANAGEMENT         OTHER         12B-1      TOTAL MUTUAL
                                                                   FEES          EXPENSES         FEES      FUND EXPENSES
                                                                ----------       --------        -----      -------------

  NSAT Gartmore NSAT Global Technology and Communications         0.98%           0.37%        0.00%           1.35%
  Fund
  NSAT Gartmore NSAT International Growth Fund                    1.00%           0.60%        0.00%           1.60%

  NSAT Government Bond Fund                                       0.50%           0.16%        0.00%           0.66%

  NSAT MAS NSAT Multi Sector Bond Fund (formerly,                 0.75%           0.15%        0.00%           0.90%
  Nationwide Multi Sector Bond Fund)

  NSAT Money Market Fund                                          0.39%           0.16%        0.00%           0.55%

  NSAT Nationwide Small Cap Growth Fund                           1.10%           0.20%        0.00%           1.30%

  NSAT Nationwide Small Cap Value Fund                            0.90%           0.15%        0.00%           1.05%

  NSAT Nationwide Small Company Fund                              0.93%           0.28%        0.00%           1.21%

  NSAT Strong NSAT Mid Cap Growth Fund (formerly,                 0.90%           0.10%        0.00%           1.00%
  Nationwide Strategic Growth Fund)

  NSAT Total Return Fund                                          0.58%           0.20%        0.00%           0.78%

  NSAT Turner NSAT Growth Focus Fund                              0.90%           0.45%        0.00%           1.35%

  Neuberger Berman AMT- Growth Portfolio                          0.82%           0.08%        0.00%           0.90%

  Neuberger Berman AMT- Guardian Portfolio                        0.85%           0.15%        0.00%           1.00%

  Neuberger Berman AMT- Limited Maturity Bond Portfolio           0.65%           0.11%        0.00%           0.76%

  Neuberger Berman AMT- Partners Portfolio                        0.82%           0.10%        0.00%           0.92%

  Oppenheimer Variable Account Funds - Oppenheimer                0.62%           0.02%        0.00%           0.64%
  Aggressive Growth Fund/VA

  Oppenheimer Variable Account Funds - Oppenheimer Bond           0.72%           0.04%        0.00%           0.76%
  Fund/VA

  Oppenheimer Variable Account Funds - Oppenheimer Capital        0.64%           0.03%        0.00%           0.67%
  Appreciation Fund/VA (formerly Oppenheimer Growth Fund)

  Oppenheimer Variable Account Funds - Oppenheimer Global         0.64%           0.04%        0.00%           0.68%
  Securities Fund/VA

  Oppenheimer Variable Account Funds - Oppenheimer Main           0.70%           0.03%        0.00%           0.73%
  Street Growth & Income Fund/VA

  Oppenheimer Variable Account Funds - Oppenheimer                0.72%           0.04%        0.00%           0.76%
  Multiple Strategies Fund/VA

  Strong  Opportunity  Fund  II,  Inc.,  (formerly,  Strong       1.00%           0.11%        0.00%           1.11%
  Special Fund II, Inc.)

  Strong Variable Insurance Funds, Inc. - Discovery Fund          1.00%           0.22%        0.00%           1.22%
  II, Inc.

  Strong Variable Insurance Funds, Inc. - International           1.00%           0.16%        0.00%           1.16%
  Stock Fund II

  The Universal Institutional Funds, Inc. - Emerging              0.59%           0.81%        0.00%           1.40%
  Markets Debt Portfolio (formerly, Morgan Stanley Dean
  Witter Universal Funds, Inc.-Emerging Markets Debt
  Portfolio)

  The Universal Institutional Fund, Inc. - U.S. Real              0.74%           0.36%        0.00%           1.10%
  Estate Portfolio

  Van Eck Worldwide Insurance Trust - Worldwide Bond Fund         1.00%           0.15%        0.00%           1.15%

  Van Eck Worldwide Insurance Trust - Worldwide Emerging          1.00%           0.26%        0.00%           1.26%
  Markets Fund

  Van Eck Worldwide Insurance Trust - Worldwide Hard              1.00%           0.14%        0.00%           1.14%
  Assets Fund

(1) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balance were used to reduce a portion of the Fund's custodian expenses.

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.


                                                                 Management        Other         12b-1      Total Mutual
                                                                    Fees         Expenses         Fees      Fund Expenses
                                                                 ----------      --------        -----      -------------
     Credit Suisse Warburg Pincus Trust - Global                   1.25%          0.28%        0.00%           1.53%
     Post-Venture Capital Portfolio (formerly, Warburg
     Pincus Trust - Global Post-Venture Capital Portfolio)
     (formerly, Warburg Pincus Trust - Post-Venture Capital
     Portfolio)

     Credit Suisse Warburg Pincus Trust - International            1.00%          0.32%        0.00%           1.32%
     Equity Portfolio (formerly, Warburg Pincus Trust -
     International Equity Portfolio)

     Credit Suisse Warburg Pincus Trust - Small Company            1.00%          0.18%        0.00%           1.18%
     Growth Portfolio (formerly, Warburg Pincus Trust -
     Small Company Growth Portfolio)

     Dreyfus Investment Portfolios - European Equity               1.00%          0.60%        0.00%           1.60%
     Portfolio - Initial Shares

     NSAT Capital Appreciation Fund                                0.60%          0.23%        0.00%           0.83%

     NSAT Dreyfus NSAT Mid Cap Index Fund (formerly,               0.50%          0.04%        0.00%           0.90%
     Nationwide Mid Cap Index Fund)

     NSAT Gartmore NSAT Emerging Markets Fund                      1.15%          2.94%        0.00%           4.09%

     NSAT Gartmore NSAT Global Technology and                      0.98%          1.59%        0.00%           2.57%
     Communications Fund

     NSAT Gartmore NSAT International Growth Fund                  1.00%          0.88%        0.00%           1.88%

     NSAT Government Bond Fund                                     0.50%          0.23%        0.00%           0.73%

     NSAT MAS NSAT Multi Sector Bond Fund (formerly,               0.75%          0.34%        0.00%           1.09%
     Nationwide Multi Sector Bond Fund)

     NSAT Money Market Fund                                        0.39%          0.22%        0.00%           0.61%

     NSAT Nationwide Small Cap Growth Fund                         1.10%          0.50%        0.00%           1.60%

     NSAT Nationwide Small Cap Value Fund                          0.90%          0.30%        0.00%           1.20%

     NSAT Strong NSAT Mid Cap Growth Fund (formerly,               0.90%          0.27%        0.00%           1.17%
     Nationwide Strategic Growth Fund)

     NSAT Total Return Fund                                        0.58%          0.23%        0.00%           0.81%

     NSAT Turner NSAT Growth Focus Fund                            0.90%          4.13%        0.00%           5.03%

     Strong Opportunity Fund II, Inc. (formerly, Strong           1.00%           0.18%        0.00%           1.18%
     Special Fund II, Inc.)

     Strong Variable Insurance Funds Inc,: Strong Discovery       1.00%           0.25%        0.00%           1.25%
     Fund II, Inc.


                                                                 Management        Other         12b-1      Total Mutual
                                                                    Fees         Expenses         Fees      Fund Expenses
                                                                 ----------      --------        -----      -------------
       Strong Variable Insurance Funds Inc.: International          1.00%           0.58%        0.00%           1.58%
       Stock Fund II

       The Universal Institutional Funds, Inc. - Emerging           0.80%           0.81%        0.00%           1.61%
       Markets Debt Portfolio (formerly, Morgan Stanley Dean
       Witter Universal Funds, Inc. - Emerging Markets Debt
       Portfolio)

       The Universal Institutional Funds, Inc. - U.S. Real          0.80%           0.36%        0.00%           1.16%
       Estate Portfolio

       Van Eck Worldwide Insurance Trust - Worldwide Bond Fund      1.00%           0.21%        0.00%           1.21%

       Van Eck Worldwide Insurance Trust - Worldwide Emerging       1.00%           0.33%        0.00%           1.33%
       Markets Fund

       Van Eck Worldwide Insurance Trust - Worldwide Hard           1.00%           0.16%        0.00%           1.16%
       Assets Fund

EXAMPLE

The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. The underlying mutual fund expense information is for the period ended December 31, 2000 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.

These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects variable account charges of 1.45% and expenses of the underlying mutual funds.

Deductions for premium taxes are not reflected but may apply.


                               If you surrender your contract If you do not surrender your      If you annuitize your
                                at the end of the applicable   contract at the end of the             contract
                                        time period              applicable time period     at the end of the applicable
                                                                                                     time period
                               ------------------------------ ----------------------------  ----------------------------

                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.

American Century Variable        25     76     130     277      25    76     130     277      *     76     130     277
Portfolios, Inc.- American
Century VP Balanced

American Century Variable        26     78     134     285      26    78     134     285      *     78     134     285
Portfolios, Inc.- American
Century VP Capital
Appreciation

American Century Variable        23     70     119     256      23    70     119     256      *     70     119     256
Portfolios, Inc.- American
Century VP Income & Growth

American Century Variable        28     86     147     311      28    86     147     311      *     86     147     311
Portfolios, Inc.- American
Century VP International
American Century Variable        26     79     135     287      26    79     135     287      *     79     135     287
Portfolios, Inc.- American
Century VP Value

Credit Suisse Warburg Pincus     30     92     156     328      20    92     156     328      *     92     156     328
Trust - Global Post-Venture
Capital Portfolio (formerly,
Warburg Pincus Trust - Global
Post-Venture Capital
Portfolio) (formerly, Warburg
Pincus Trust - Post-Venture
Capital Portfolio)

Credit Suisse Warburg Pincus     29     88     151     318      29    88     151     318      *     88     151     318
Trust - International Equity
Portfolio (formerly, Warburg
Pincus Trust - International
Equity Portfolio)

Credit Suisse Warburg Pincus     27     83     141     299      27    83     141     229      *     83     141     299
Trust - Small Company Growth
Portfolio (formerly, Warburg
Pincus Trust - Small Company
Growth Portfolio)

Dreyfus Investment Portfolio     28     87     148     313      28    87     148     313      *     87     148     313
- European Equity Portfolio -
Initial Shares

                                                                                               If you annuitize your
                               If you surrender your contract  If you do not surrender your           contract
                                at the end of the applicable   contract at the end of the   at the end of the applicable
                                       time period               applicable time period              time period
                               ------------------------------ ----------------------------- ----------------------------
                               1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs  5 Yrs.  10 Yrs. 1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.

The Dreyfus Socially             23     72     123     264      23    72     123     264      *     72      123     264
Responsible Growth Fund, Inc.
- Initial Shares

Dreyfus Stock Index Fund,        18     56     96      208      18    56     96      208      *     56      96      208
Inc. - Initial Shares

Dreyfus Variable Investment      23     72     123     264      23    72     123     264      *     72      123     264
Fund- Appreciation Portfolio
- Initial Shares (formerly,
Dreyfus Variable Investment
Fund - Capital Appreciation
Portfolio)

Dreyfus Variable Investment      23     72     123     264      23    72     123     264      *     72      123     264
Fund - Growth & Income
Portfolio - Initial Shares

Fidelity VIP Equity-Income       21     65     112     241      21    65     112     241      *     65      112     241
Portfolio

Fidelity VIP Growth Portfolio    22     68     117     250      22    68     117     250      *     68      117     250

Fidelity VIP High Income         22     69     118     254      22    69     118     254      *     69      118     254
Portfolio

Fidelity VIP Overseas            25     76     129     276      25    76     129     276      *     76      129     276
Portfolio

Fidelity VIP II Asset Manager    22     67     114     246     22     67     114     246     *      67     114     246
Portfolio

Fidelity VIP II Contrafund(R)    22     68     117     251     22     68     117     251     *      68     117     251
Portfolio

Fidelity VIP III Growth          28     69     118     254     22     69     118     254     *      69     118     254
Opportunities Portfolio

Janus Aspen Series - Capital     22     69     118     253     22     69     118     253     *      69     118     253
Appreciation Portfolio:
Service Shares

Janus Aspen Series - Global      22     69     119     255     22     69     119     255     *      69     119     255
Technology Portfolio: Service
Shares

Janus Aspen Series -             23     70     120     257     23     70     120     257     *      70     120     257
International Growth
Portfolio: Service Shares

NSAT Capital Appreciation Fund   24     73     125     266     24     73     125     266     *      73     125     266

NSAT Dreyfus NSAT Mid Cap        22     68     117     250     22     68     117     250     *      68     117     250
Index Fund (formerly, NSAT -
Nationwide Mid Cap Index Fund)

NSAT Gartmore NSAT Emerging      34    102     174     362     34    102     174     362     *      102    174     362
Markets Fund

NSAT Gartmore NSAT Global        29     90     153     323     29     90     153     323     *      90     153     323
Technology and Communications
Fund

NSAT Gartmore NSAT               32     98     166     347     32     98     166     347     *      98     166     347
International Growth Fund

NSAT Government Bond Fund        22     68     117     251     22     68     117     251     *      68     117     251

                                                                                               If you annuitize your
                               If you surrender your contract  If you do not surrender your           contract
                                at the end of the applicable   contract at the end of the   at the end of the applicable
                                       time period               applicable time period              time period
                               ------------------------------ ----------------------------- ----------------------------
                               1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.

NSAT MAS NSAT Multi Sector       25     76     130     277     25     76     130     277     *      76     130     277
Bond Fund (formerly, NSAT
Nationwide Multi Sector Bond
Fund)

NSAT Money Market Fund           21     65     111     240     21     65     111     240     *      65     111     240

NSAT Nationwide Small Cap        29     88     151     318     29     88     151     318     *      88     151     318
Growth Fund

NSAT Nationwide Small Cap        26     81     138     292     26     81     138     292     *      81     138     292
Value Fund

NSAT Nationwide Small Company    28     86     146     309     28     86     146     309     *      86     146     309
Fund

NSAT Strong NSAT Mid Cap         26     79     135     287     26     79     135     287     *      79     135     287
Growth Fund (formerly,
Nationwide Strategic Growth
Fund)

NSAT Total Return Fund           23     72     123     264     23     72     123     264     *      72     123     264

NSAT Turner NSAT Growth Focus    29     90     153     323     29     90     153     323     *      90     153     323
Fund

Neuberger Berman AMT-Growth      25     76     130     277     25     76     130     277     *      76     130     277
Portfolio

Neuberger Berman AMT-            26     79     135     287     26     79     135     287     *      79     135     287
Guardian Portfolio

Neuberger Berman AMT-Limited     23     71     122     262     23     71     122     262     *      71     122     262
Maturity Bond Portfolio

Neuberger Berman AMT-            25     77     131     279     25     77     131     279     *      77     131     279
Partners Portfolio

Oppenheimer Variable Account     22     68     116     249     22     68     116     249     *      68     116     249
Funds - Oppenheimer
Aggressive Growth Fund/VA

Oppenheimer Variable Account     23     71     122     262     23     71     122     262     *      71     122     262
Funds - Oppenheimer Bond
Fund/VA

Oppenheimer Variable Account     22     69     118     253      22    69     118     253      *     69      118     253
Funds - Oppenheimer Capital
Appreciation Fund/VA
(formerly, Oppenheimer
Variable Account Funds -
Oppenheimer Growth Fund)

Oppenheimer Variable Account     22     69     118     254      22    69     118     254      *     69      118     254
Funds - Oppenheimer Global
Securities Fund/VA

Oppenheimer Variable Account     23     71     121     259      23    71     121     259      *     71      121     259
Funds - Oppenheimer Main
Street Growth & Income Fund/VA

Oppenheimer Variable Account     23     71     122     262      23    71     122     262      *     71      122     262
Funds - Oppenheimer Multiple
Strategies Fund/VA

Strong Opportunity Fund II,      27     83     141     299      27    83     141     299      *     83      141     299
Inc. (formerly, Strong
Special Fund II, Inc.)

                                                                                               If you annuitize your
                               If you surrender your contract  If you do not surrender your           contract
                                at the end of the applicable   contract at the end of the   at the end of the applicable
                                       time period               applicable time period              time period
                               ------------------------------ ----------------------------- ----------------------------
                               1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs. 5 Yrs.  10 Yrs.

Strong Variable Insurance        28     86     146     310     28     86     146     310     *      86     146     310
Funds, Inc.- Discovery Fund
II, Inc.

Strong Variable Insurance        27     84     143     304     27     84     143     304     *      84     143     304
Funds, Inc. - International
Stock Fund II

The Universal Institutional      30     92     156     328     30     92     156     328     *      92     156     328
Funds, Inc. - Emerging
Markets Debt Portfolio
(formerly, Morgan Stanley
Dean Witter Universal Funds,
Inc.- Emerging Markets Debt
Portfolio)

The Universal Institutional      27     82     140     298     27     82     140     298     *      82     140     298
Funds, Inc. - U.S. Real
Estate Portfolio

Van Eck Worldwide Insurance      27     84     143     303     27     84     143     303     *      84     143     303
Trust - Worldwide Bond Fund

Van Eck Worldwide Insurance      28     87     149     314     28     87     149     314     *      87     149     314
Trust - Worldwide Emerging
Markets Fund

Van Eck Worldwide Insurance      27     83     142     302     27     83     142     302     *      83     142     302
Trust - Worldwide Hard Assets
Fund

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract owner" will also mean "participant" unless the plan otherwise permits or requires the contract owner to exercise contract rights under authority of the terms of the plan.

The contracts can be categorized as:

     o    Non-Qualified;

     o Individual Retirement Annuities ("IRAs"); o Roth IRAs; o SEP IRAs; o Tax Sheltered Annuities; and o Qualified.

     For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.

     MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS


                     MINIMUM INITIAL        MINIMUM
     CONTRACT        PURCHASE PAYMENT     SUBSEQUENT
       TYPE                                PAYMENTS

Non-Qualified            $15,000            $1,000

IRA                      $15,000            $1,000

Roth IRA                 $15,000            $1,000

SEP IRA                  $15,000            $1,000

Tax Sheltered            $15,000            $1,000
Annuity

Qualified                $15,000            $1,000

CHARGES AND EXPENSES

Nationwide does not deduct a sales charge from purchase payments upon deposit into or withdrawal from the contract.

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the daily net assets of the variable account. Nationwide assesses these charges in return for bearing certain mortality and administrative risks.

Nationwide deducts an Administration Charge equal to an annualized rate of 0.20% of the daily net assets of the variable account. This charge reimburses Nationwide for administrative expenses related to issuance and maintenance of the contracts.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. Annuity payments will be based on the annuity payment option elected prior to annuitization (see "Annuity Payment Options").

TAXATION

How the contracts are taxed depends on the type of contract issued. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or the amount required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 2 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding each class of accumulation units.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in February, 1981, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance products, annuities and retirement products.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide Life Insurance Company. TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

NON-QUALIFIED ANNUITY CONTRACT

A Non-Qualified Annuity Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not a IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Annuity Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required statutory period.

Non-Qualified Annuity Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

IRAs are contracts that satisfy the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $2,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from other Individual Retirement Accounts and Individual Retirement Annuities, from Tax Sheltered Annuities, and from qualified retirement plans, including 401(k) plans.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the following requirements:

o    the contract is not transferable by the  owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $2000 (although rollovers of greater amounts from other Roth IRAs and Traditional IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from a IRA however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from a IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAS (SEP IRAS)

A SEP IRA is a written plan established by an employer for the benefit of employees, which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

o    minimum participation rules;

o    top-heavy contribution rules;

o    nondiscriminatory allocation rules; and

o    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludible from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

QUALIFIED PLANS

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a qualified plan.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

The variable account was established as Financial Horizons VA Separate Account-2 by Nationwide on March 6, 1991 pursuant to Ohio law. By resolution of the Board of Directors, the variable account's name was changed to Nationwide VA Separate Account-B. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other sub-account contains shares attributable to accumulation units under Qualified

Contracts, Individual Retirement Annuities, Roth IRAs, SEP IRAs, and Tax Sheltered Annuities.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

VOTING RIGHTS

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

MATERIAL CONFLICTS

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

SUBSTITUTION OF SECURITIES

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

     (1) shares of a current underlying mutual fund are no longer available for investment; or

     (2)  further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

STANDARD CHARGES AND DEDUCTIONS

The maximum commissions payable on the sale of a contract described in this prospectus is 1.00% of purchase payments.

MORTALITY AND EXPENSE RISK CHARGES

Nationwide deducts Mortality and Expense Risk Charges from the variable account. This amount is computed on a daily basis, and is equal to an annualized rate of 1.25% of the daily net assets of the variable account.

The Mortality Risk Charge of 0.80% compensates Nationwide for guaranteeing the annuity rate of the contracts. This guarantee ensures that the annuity rates will not change regardless of the death rates of annuity payees or the general population.

The Expense Risk Charge of 0.45% compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charges are insufficient to cover actual expenses, the loss is borne by Nationwide.

ADMINISTRATION CHARGE

Nationwide deducts an Administration Charge equal to an annualized rate of 0.20% of the daily net assets of the variable account. This charge is designed to reimburse Nationwide for administrative expenses related to the issuance and maintenance of the contracts.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1)  the time the contract is surrendered;
(2)  annuitization; or
(3) such other date as Nationwide becomes subject to premium taxes. Premium taxes may be deducted from death benefit proceeds.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract including the right to designate and change any designations of the contract owner, contingent owner, annuitant, contingent annuitant, beneficiary, contingent beneficiary, annuity payment option, and annuity commencement date. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

     o    on a Nationwide form;

     o    signed by the contract owner; and

     o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

     o    joint owners can only be named for Non-Qualified Contracts;

     o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

     o the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

     o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

     o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is NOT the annuitant dies before the annuitization date and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date the request was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS


                     MINIMUM INITIAL        MINIMUM
     CONTRACT        PURCHASE PAYMENT     SUBSEQUENT
       TYPE                                PAYMENTS
Non-Qualified            $15,000            $1,000

IRA                      $15,000            $1,000

Roth IRA                 $15,000            $1,000

SEP IRA                  $15,000            $1,000

Tax Sheltered            $15,000            $1,000
Annuity

Qualified                $15,000            $1,000

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o    New Year's Day
o    Martin Luther King, Jr. Day
o    Presidents' Day
o    Good Friday
o    Memorial Day
o    Independence Day
o    Labor Day
o    Thanksgiving
o    Christmas

Nationwide also will not price purchase payments if:

     (1)  trading on the New York Stock Exchange is restricted;

     (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when conditions described in
(2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to underlying mutual funds allocated to the sub-accounts as instructed by the contract owner. Shares of the underlying mutual funds are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account for any contract owner. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the value of amounts allocated to the sub-accounts of the variable account. Nationwide will deduct a proportionate amount of any contract charges from each sub-account based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where

(a) is the sum of:

     (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and


     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

(c) is a factor representing the daily variable account. The factor is equal to an annual rate of 1.45% of the daily net assets of the variable account.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

TRANSFERS

Transfer Requests

Nationwide will accept transfer requests in writing, over the telephone or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners.

Transfers among the sub-accounts are permitted 12 times per year.

After annuitization, transfers may only be made on the anniversary of the annuitization date.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

o submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

o submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges unless otherwise required by law. All IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account charges;

o    underlying mutual fund charges; and

o    the investment performance of the underlying mutual funds.

SURRENDERS UNDER A QUALIFIED CONTRACT OR TAX SHELTERED ANNUITY

Contract owners of a Qualified Contract or Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     1) when the contract owner reaches age 59-1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B) The surrender limitations described in Section A also apply to:

     1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such

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

          Custodial Accounts may be withdrawn in the case of hardship).

C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

When the contract is issued to fund a Qualified Plan, the surrender provisions may be modified to meet the terms of the plan and applicable tax provisions.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Qualified Contracts or Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM AND MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
                 --------     ------------------------
NON-ERISA PLANS  up to        up to 80% of contract
                 $20,000      value (not more than
                              $10,000)

                 $20,000      up to 50% of contract
                 and over     value (not more than
                              $50,000*)

ERISA PLANS      All          up to 50% of contract
                              value (not more than
                              $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. The loan processing fee, if assessed, will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a loan processing fee.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached.

INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The interest rate is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

DISTRIBUTIONS AND ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

     o    the contract is surrendered;

     o    the contract owner/annuitant dies;

     o the contract owner who is not the annuitant dies prior to annuitization; or

     o    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD AND LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent. IRAs, SEP IRAs, Roth IRAs, Tax Sheltered Annuities, and Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan or Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the Fidelity VIP High Income Portfolio, NSAT Government Bond Fund, NSAT Money Market Fund, Neuberger Berman AMT Limited Maturity Bond Portfolio, and the to any other underlying mutual fund.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be requested in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o    the age (or date) specified in your contract; or

o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Minimum Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

     (1)  an annuity payment option; and

     (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

     (1)  deducting applicable premium taxes from the total contract value; then

     (2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise.

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

Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

     (1)  deducting applicable premium taxes from the total contract value; then

     (2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

VALUE OF AN ANNUITY UNIT

Annuity unit values for sub-accounts are determined by:

     (1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

     (2) multiplying the result from (1) by the assumed investment rate of 3.5% adjusted for the number of days in the valuation period.

ASSUMED INVESTMENT RATE

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

EXCHANGES AMONG UNDERLYING MUTUAL FUNDS

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

     o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

     o an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

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

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Qualified Contracts, IRAs, SEP IRAs, and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER -- NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If a contract owner and annuitant are the same, and the contact owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT -- NON-QUALIFIED CONTRACTS

If the annuitant who is not the contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

If no beneficiary(ies) survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

HOW THE DEATH BENEFIT VALUE IS DETERMINED

The death benefit value is determined as of the date Nationwide receives:

     (1) proper proof of the annuitant's death;

     (2) an election specifying the distribution method; and

     (3) any state required form(s).

If the annuitant dies after the annuitization date, payment will be determined according to the selected annuity payment option.

The beneficiary may elect to receive the death benefit:

     (1)  in a lump sum;

     (2)  as an annuity; or

     (3)  in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

DEATH BENEFIT PAYMENT

FOR ALL CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 1998 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVED APPLICABLE CONTRACT MODIFICATIONS:

If the annuitant dies prior to his or her 86th birthday, the dollar amount of the death benefit will be the greatest of:

     (1)  the contract value;

     (2) the sum of all purchase payments, less an adjustment for amounts surrendered; or

     (3) the highest contract value as of the most recent five-year contract anniversary, less an adjustment for amounts surrendered since the most recent five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If the annuitant dies on or after his or her 86th birthday but before the annuitization date, the dollar amount of the death benefit will be equal to the contract value.

FOR CONTRACTS ISSUED PRIOR TO MAY 1, 1998 OR A DATE PRIOR TO THE DATE STATE INSURANCE AUTHORITIES APPROVED APPLICABLE CONTRACT MODIFICATIONS:

If the annuitant dies prior to his or her 86th birthday, the dollar amount of the death benefit will be the greatest of:

     (1)  the contract value;

     (2)  the sum of all purchase payments, less any amounts surrendered; or

     (3) the highest contract value as of the most recent five-year contract anniversary, less any amounts surrendered since the most recent five-year contract anniversary.

If the annuitant dies on or after his or her 86th birthday but before the annuitization date, the dollar amount of the death benefit will be equal to the contract value.

REQUIRED DISTRIBUTIONS

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

     (1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

     (2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

          (c) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; or

          (d) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

     (a) the death of the annuitant will be treated as the death of a contract owner;

     (b) any change of annuitant will be treated as the death of a contract owner; and

     (c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS AND TAX SHELTERED ANNUITIES

Distributions from Qualified Plans or Tax Sheltered Annuities will be made according to the Minimum Distribution and the Minimum Distribution Incidental Benefit ("MDIB") provisions of Section 401(a) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than:

     (a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

     (b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are

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

being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Qualified Plan or Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in (a) or (b), the payments will begin on the required beginning date. The required beginning date is the later of:

     (a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or

     (b)  the annuitant's retirement date.

Provision (b) does not apply to any employee who is a 5% owner (as defined in Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.

Distributions commencing on the required distribution date must satisfy MDIB provisions set forth in the Internal Revenue Code. Those provisions require that distribution cannot be less than the amount determined by dividing the annuitant's interest in the tax sheltered annuity by the end of the previous calendar year by:

     (a)  the annuitant's life expectancy, or if applicable;

     (b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary.

The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.

If the annuitant dies before distributions begin, the interest in the Qualified Plan or Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

     (a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or

     (b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR IRAS AND SEP IRAS

Distributions from an IRA or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

     (a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

     (b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the IRA or SEP IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

     (a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

          (1) treat the contract as an IRA or SEP IRA established for his or her benefit; or

          (2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70 1/2; or

     (b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

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IRA or SEP IRA distributions will not receive the favorable tax treatment of a lump sum distribution from a Qualified Plan. Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA or SEP IRA of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(1) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all IRAs.

IRA or SEP IRA distributions will not receive the favorable tax treatment of a lump sum distribution from a Qualified Plan.

If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

     (a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

          (1) treat the contract as a Roth IRA established for his or her benefit; or

          (2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70 1/2; or

     (b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

NEW MINIMUM REQUIRED DISTRIBUTION RULES

In January 2001, the Department of the Treasury promulgated new Minimum Required Distribution rules, which are to be applicable to Qualified Plans, Tax Sheltered Annuities, and IRAs. These rules are proposed to be effective for 2002 and subsequent years.

The new Minimum Required Distribution rules have substantially simplified the calculation of the required distributions. Under the proposed regulations:

     (a) a uniform table is used to determine the contract owner/participant's life expectancy and uses the joint life expectancy of the contract owner/participant and a person 10 years younger recalculated annually; and

     (b) if the contract owner/participant's spouse is the sole designated beneficiary and is more than 10 years younger than the contract owner/beneficiary, then their joint life expectancy, recalculated annually, may be used instead.

These life expectancies will generally be longer than the life expectancies that are available under the previous proposed regulations, thereby permitting the distribution to be spread out over a longer period of time.

In addition, the designated beneficiary's identity does not have to be determined until December 31 of the year following the contract owner/participant's death. Under the previous proposed regulations, the designated beneficiary had to be determined no later than the required beginning date (generally, when the contract owner/participant attained age 70 1/2).

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

o    Individual Retirement Annuities;

o    SEP IRAs;

o    Roth IRAs;

o    Tax Sheltered Annuities; and

o    "Non-Qualified Annuities."

Individual Retirement Annuities and SEP IRAs

Distributions from Individual Retirement Annuities and SEP IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includible in gross income for federal income tax purposes.

A non-qualified distribution is not includible in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includible in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from a traditional IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses;

o used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

o made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includible in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability, (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural person rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o the distribution is made directly to another Tax Sheltered Annuity or an IRA; or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Services that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. Mandatory back-up withholding rates are 31% of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

     (1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

     (2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

     (1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

     (2) the distribution is not includible in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

     o    a transfer of the contract from one contract owner to another; or

     o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

     (a) an individual who is two or more generations younger than the contract owner; or

     (b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

     o    the failure to diversify was accidental;

     o    the failure is corrected; and

     o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

     o    statements showing the contract's quarterly activity;

     o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

     o semi-annual reports as of June 30 containing financial statements for the variable account; and

     o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY

A "yield" and "effective yield" may be advertised for the NSAT Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the NSAT Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

     o    precious metals;
     o    real estate;

     o    stocks and bonds;
     o    closed-end funds;
     o bank money market deposit accounts and passbook savings; o CDs; and o the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

     o    S&P 500;

     o Shearson/Lehman Intermediate Government/Corporate Bond Index; o Shearson/Lehman Long-Term Government/Corporate Bond Index; o Donoghue Money Fund Average; o U.S. Treasury Note Index; o Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and o Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

     o    Lipper Analytical Services, Inc.;
     o    CDA/Wiesenberger;
     o    Morningstar;
     o    Donoghue's;
     o    magazines such as:
          o    Money;
          o    Forbes;
          o    Kiplinger's Personal Finance Magazine;
          o    Financial World;
          o    Consumer Reports;
          o    Business Week;
          o    Time;
          o    Newsweek;
          o    National Underwriter; and
          o    News and World Report;
     o    LIMRA;
     o    Value;
     o    Best's Agent Guide;
     o    Western Annuity Guide;
     o    Comparative Annuity Reports;
     o    Wall Street Journal;
     o    Barron's;
     o    Investor's Daily;
     o    Standard & Poor's Outlook; and
     o    Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise the sub-account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." Standardized average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the maximum charges that could be assessed to a contract (1.45%). It does not take into consideration premium taxes, which may be imposed by certain states.

Nonstandardized "total return," calculated similar to standardized "average annual total return," shows the percentage rate of return of a hypothetical initial investment of $25,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the underlying mutual funds would have achieved (reduced by the same charges) had they been available in the variable account for one of the periods. An initial investment of $25,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which is used in calculating the standardized average annual total return.

The standardized average annual total return and nonstandardized total return quotations are calculated using underlying mutual fund expense data for the period ended December 31, 2000. If the underlying mutual fund has been available in the variable account for less than a year (or has been effective for less than one year) standardized and non-standardized returns are not annualized. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                         SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


                                                                      10 Years or Date Fund
                                          1 Year to      5 Years to   Available in Variable   Date Fund Added to
          Sub-Account Options             12/31/2000     12/31/2000   Account to 12/31/2000    Variable Account

American Century Variable Portfolios,        -4.05%         N/A                8.21%               02-01-96
Inc.- American Century VP Balanced

American Century Variable Portfolios,         7.46%         N/A                8.63%               02-01-96
Inc.- American Century VP Capital
Appreciation

American Century Variable Portfolios,       -11.90%         N/A                3.93%               05-01-98
Inc. - American Century VP Income &
Growth

American Century Variable Portfolios,       -18.03%         N/A               15.41%               02-01-96
Inc.- American Century VP International

American Century Variable Portfolios,        16.44%         N/A               10.27%               12-23-96
Inc.- American Century VP Value

Credit Suisse Warburg Pincus Trust -       -20.11%          N/A               11.24%               12-23-96
Global Post-Venture Capital Portfolio
(formerly Warburg Pincus Trust -
Global Post-Venture Capital Portfolio
and prior to that, Warburg Pincus
Trust - Post-Venture Capital Portfolio)

Credit Suisse Warburg Pincus Trust -       -26.97%          N/A                2.96%               02-01-96
International Equity Portfolio
(formerly, Warburg Pincus Trust -
International Equity Portfolio)

Credit Suisse Warburg Pincus Trust -       -19.30%          N/A               10.71%               02-01-96
Small Company Growth Portfolio
(formerly, Warburg Pincus Trust -
Small Company Growth Portfolio)

Dreyfus Investment Portfolio -               N/A            N/A               -7.36%               05-01-00
European Equity Portfolio - Initial
Shares

The Dreyfus Socially Responsible            -12.32%         N/A               15.96%               02-01-96
Growth Fund, Inc. - Initial Shares

Dreyfus Stock Index Fund, Inc. -            -10.59%         N/A               15.73%               02-01-96
Initial Shares

Dreyfus Variable Investment Fund-            -2.08%         N/A               10.34%               07-14-97
Appreciation Portfolio - Initial
Shares (formerly, Dreyfus Variable
Investment Fund - Capital Appreciation
Portfolio)

Dreyfus Variable Investment Fund -           -5.17%         N/A                8.29%               12-23-96
Growth & Income Portfolio - Initial
Shares

Fidelity VIP Equity-Income Portfolio          6.86%         N/A               11.47%               02-01-96

Fidelity VIP Growth Portfolio               -12.26%         N/A               17.40%               02-01-96

Fidelity VIP High Income Portfolio          -23.59%         N/A               -0.48%               02-01-96

Fidelity VIP Overseas Portfolio             -20.28%         N/A                8.53%               02-01-96

Fidelity VIP II Asset Manager Portfolio      -5.31%         N/A                9.21%               02-01-96

Fidelity VIP II Contrafund(R)Portfolio        -7.97%        N/A               16.17%               02-01-96

Fidelity VIP III Growth Opportunities       -18.26%         N/A                3.51%               07-14-97
Portfolio

Janus Aspen Series - Capital                 N/A            N/A              -21.43%               05-01-00
Appreciation Portfolio: Service Shares

Janus Aspen Series - Global Technology       N/A            N/A              -32.86%               05-01-00
Portfolio: Service Shares

Janus Aspen Series -International           -18.14%        21.40%             18.40%               05-01-00
Growth Portfolio: Service Shares

NSAT- Capital Appreciation Fund              N/A            N/A              -21.25%               02-01-96


                                                                      10 Years or Date Fund
                                          1 Year to      5 Years to   Available in Variable   Date Fund Added to
          Sub-Account Options             12/31/2000     12/31/2000   Account to 12/31/2000    Variable Account
-------------------------------------    -----------     ----------  ----------------------   ------------------
NSAT Dreyfus NSAT Mid Cap Index Fund            N/A         N/A                4.16%               05-01-00
(formerly, Nationwide Mid Cap Index
Fund)

NSAT Gartmore NSAT Emerging Markets             N/A         N/A              -13.18%               10-02-00
Fund

NSAT Gartmore NSAT Global Technology            N/A         N/A              -40.04%               10-02-00
and Communications Fund

NSAT Gartmore NSAT International                N/A         N/A               -7.83%               10-02-00
Growth Fund

NSAT Government Bond Fund                    10.92%         N/A                4.76%               02-01-96

NSAT MAS NSAT Multi Sector Bond Fund            N/A         N/A                3.92%               05-01-00
(formerly, Nationwide Multi Sector
Bond Fund

NSAT- Money Market Fund                       4.50%         N/A                3.78%               01-31-96

NSAT Nationwide Small Cap Growth Fund           N/A         N/A              -19.59%               05-01-00

NSAT Nationwide Small Cap Value Fund          9.60%         N/A                6.29%               05-01-98

NSAT Nationwide Small Company Fund            7.33%         N/A               16.67%               02-01-96

NSAT Strong NSAT Mid Cap Growth Fund            N/A         N/A              -19.27%               05-01-00
(formerly, Nationwide Strategic Growth
Fund)

NSAT Total Return Fund                       -3.53%         N/A               12.16%               02-01-96

NSAT Turner NSAT Growth Focus Fund              N/A         N/A              -36.78%               10-02-00

Neuberger Berman AMT -- Growth Portfolio    -12.93%         N/A               14.64%               02-01-96

Neuberger Berman AMT -- Guardian             -0.33%         N/A                1.73%               05-01-98
Portfolio

Neuberger Berman AMT -- Limited Maturity      5.24%         N/A                3.12%               02-01-96
Bond Portfolio

Neuberger Berman AMT -- Partners Portfolio    0.75%         N/A               11.53%               02-01-96

Oppenheimer Variable Account Funds --           N/A         N/A              -22.51%               05-01-00
Oppenheimer Aggressive Growth Fund/VA

Oppenheimer Variable Account Funds --         4.57%         N/A                3.49%               02-01-96
Oppenheimer Bond Fund/VA

Oppenheimer Variable Account Funds --        -1.67%         N/A               17.51%               07-14-97
Oppenheimer Capital Appreciation
Fund/VA (formerly, Oppenheimer
Variable Account Funds -- Oppenheimer
Growth Fund)

Oppenheimer Variable Account Funds -          3.57%         N/A               20.17%               02-01-96
Oppenheimer Global Securities Fund/VA

Oppenheimer Variable Account Funds -            N/A         N/A              -10.33%               05-01-00
Oppenheimer Main Street Growth &
Income Fund/VA

Oppenheimer Variable Account Funds --         4.90%         N/A                9.51%               02-01-96
Oppenheimer Multiple Strategies Fund/VA

Strong Opportunity Fund II, Inc.              5.06%         N/A               17.29%               02-01-96
(formerly, Strong Special Fund II,
Inc.)

Strong Variable Insurance Funds, Inc. --      2.89%         N/A                4.21%               02-01-96
Discovery Fund II, Inc.

Strong Variable Insurance Funds, Inc. --    -40.40%        N/A               -1.68%               02-01-96
International Stock II


                                                                      10 Years or Date Fund
                                          1 Year to      5 Years to   Available in Variable   Date Fund Added to
          Sub-Account Options             12/31/2000     12/31/2000   Account to 12/31/2000    Variable Account
          -------------------             ----------     ----------   ---------------------   ------------------
The Universal Institutional Funds,          9.78%           N/A             -0.92%                 07-14-97
Inc.-- Emerging Markets Debt Portfolio
(formerly, Morgan Stanley Dean Witter
Universal Funds, Inc.-- Emerging
Markets Debt Portfolio)

The Universal Institutional Funds,           N/A            N/A              3.44%                 09-22-00
Inc. -- U.S. Real Estate Portfolio

Van Eck Worldwide Insurance Trust --        0.40%           N/A              0.84%                 02-01-96
Worldwide Bond Fund

Van Eck Worldwide Insurance Trust --      -42.71%           N/A            -10.36%                 12-23-96
Worldwide Emerging Markets Fund

Van Eck Worldwide Insurance Trust --        9.80%           N/A             -2.70%                 02-01-96
Worldwide Hard Assets Fund

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


                                          1 Year to      5 Years to        10 Years to        Date Fund Added to
          Sub-Account Options             12/31/2000     12/31/2000   12/30/2000 or Life of    Variable Account
                                                                               Fund

American Century Variable Portfolios,        -4.05%        8.42%               8.33%               05-01-91
Inc.- American Century VP Balanced

American Century Variable Portfolios,         7.46%        8.59%              10.88%               11-20-87
Inc.- American Century VP Capital
Appreciation

American Century Variable Portfolios,       -11.90%         N/A               10.65%               10-30-97
Inc. - American Century VP Income &
Growth

American Century Variable Portfolios,       -18.03%        15.38%             12.00%               05-01-94
Inc.- American Century VP International

American Century Variable Portfolios,        16.44%         N/A               10.96%               05-01-96
Inc.- American Century VP Value

Credit Suisse Warburg Pincus Trust -        -20.11%         N/A                9.45%               06-30-95
Global Post-Venture Capital Portfolio
(formerly, Warburg Pincus Trust -
Global Post-Venture Capital Portfolio
and prior to that, Warburg Pincus
Trust - Post-Venture Capital Portfolio)

Credit Suisse Warburg Pincus Trust -        -26.97%        3.66%               4.52%               09-30-96
International Equity Portfolio
(formerly, Warburg Pincus Trust -
International Equity Portfolio)

Credit Suisse Warburg Pincus Trust -        -19.30%        10.50%             13.90%               06-30-95
Small Company Growth Portfolio
(formerly, Warburg Pincus Trust -Small
Company Growth Portfolio)

Dreyfus Investment Portfolio -               -3.41%         N/A               13.33%               04-30-90
European Equity Portfolio - Initial
Shares

The Dreyfus Socially Responsible            -12.32%        16.73%             16.81%               10-06-93
Growth Fund, Inc. - Initial Shares
Dreyfus Stock Index Fund, Inc. -            -10.59%        16.27%             15.28%               09-29-89
Initial Shares

Dreyfus Variable Investment Fund-            -2.08%        16.61%             15.48%               04-05-93
Appreciation Portfolio - Initial
Shares (formerly, Dreyfus Variable
Investment Fund - Capital Appreciation
Portfolio)

Dreyfus Variable Investment Fund -           -5.17%        10.41%             15.17%               05-02-94
Growth & Income Portfolio - Initial
Shares

Fidelity VIP Equity-Income Portfolio          6.86%        11.86%             15.65%               10-09-86

Fidelity VIP Growth Portfolio               -12.26%        17.58%             18.30%               10-09-86

Fidelity VIP High Income Portfolio          -23.59%        0.01%               8.28%               09-19-85

Fidelity VIP Overseas Portfolio             -20.28%        8.84%               7.70%               01-28-87

Fidelity VIP II Asset Manager Portfolio      -5.31%        9.56%              10.34%               09-06-89

Fidelity VIP II Contrafund(R)Portfolio        -7.97%        16.12%             19.50%               01-03-95

Fidelity VIP III Growth Opportunities       -18.26%        9.01%              12.38%               01-03-95
Portfolio

Janus Aspen Series - Capital                -20.49%         N/A               29.24%               05-01-00
Appreciation Portfolio: Service Shares

Janus Aspen Series - Global Technology          N/A         N/A              -35.02%               05-01-00
Portfolio: Service Shares

Janus Aspen Series - International          -18.14%        21.40%             18.40%               05-01-00
Growth Portfolio: Service Shares

NSAT- Capital Appreciation Fund             -27.59%        9.44%               9.54%               04-15-92

                                                                           10 Years to
                                          1 Year to      5 Years to   12/30/2000 or Life of    Date Fund Added to
          Sub-Account Options             12/31/2000     12/31/2000           Fund              Variable Account
          -------------------             ----------     ----------   ---------------------    ------------------

NSAT Dreyfus NSAT Mid Cap Index Fund         13.55%           N/A              12.93%              05-01-00
(formerly, Nationwide Mid Cap Index
Fund)

NSAT Gartmore NSAT Emerging Markets             N/A           N/A             -25.21%              10-02-00
Fund

NSAT Gartmore NSAT Global Technology            N/A           N/A             -25.49%              10-02-00
and Communications Fund

NSAT Gartmore NSAT International                N/A           N/A             -14.12%              10-02-00
Growth Fund

NSAT Government Bond Fund                    10.92%         4.78%               6.40%              11-08-82

NSAT MAS NSAT Multi Sector Bond Fund          4.13%           N/A               1.92%              05-01-00
(formerly, Nationwide Multi Sector
Bond Fund

NSAT Money Market Fund                        4.50%         3.78%               3.29%              11-10-81

NSAT Nationwide Small Cap Growth Fund       -17.38%           N/A              36.59%

NSAT Nationwide Small Cap Value Fund          9.60%           N/A               8.51%              10-31-97

NSAT Nationwide Small Company Fund            7.33%        16.25%              18.59%              10-23-95

NSAT Strong NSAT Mid Cap Growth Fund        -16.60%           N/A              19.32%
(formerly, Nationwide Strategic Growth
Fund)

NSAT-Total Return Fund                        3.53%        12.62%              13.83%              11-08-82

NSAT Turner NSAT Growth Focus Fund              N/A           N/A             -40.74%              10-02-00

Neuberger Berman AMT -- Growth Portfolio    -12.93%        14.97%              13.50%              09-10-84

Neuberger Berman AMT -- Guardian             -0.33%           N/A              14.61%              11-03-97
Portfolio

Neuberger Berman AMT -- Limited Maturity      5.24%         3.20%               4.18%              09-10-84
Bond Portfolio

Neuberger Berman AMT -- Partners Portfolio   -0.75%        12.24%              13.19%              03-22-94

Oppenheimer Variable Account Funds --       -12.52%        17.98%              19.47%              05-01-00
Oppenheimer Aggressive Growth Fund/VA

Oppenheimer Variable Account Funds --         4.57%         3.50%               6.02%              04-30-85
Oppenheimer Bond Fund/VA

Oppenheimer Variable Account Funds --        -1.67%        20.92%              17.73%              04-30-85
Oppenheimer Capital Appreciation
Fund/VA (formerly, Oppenheimer
Variable Account Funds -- Oppenheimer
Growth Fund)

Oppenheimer Variable Account Funds --         3.57%        20.57%              14.09%              11-12-90
Oppenheimer Global Securities Fund/VA

Oppenheimer Variable Account Funds --       -10.09%        13.67%              16.95%              05-01-00
Oppenheimer Main Street Growth &
Income Fund/VA

Oppenheimer Variable Account Funds --         4.90%         9.82%              10.13%              02-09-87
Oppenheimer Multiple Strategies Fund/VA

Strong Opportunity Fund II, Inc.              5.06%        17.61%              17.54%              05-08-92
(formerly, Strong Special fund II,
Inc.)

Strong Variable Insurance Funds, Inc. --      2.89%         4.20%               8.23%              05-08-92
Discovery Fund II, Inc.

Strong Variable Insurance Funds, Inc. --    -40.40%        -0.88%              -0.41%              10-20-95
International Stock II

                                                                           10 YEARS TO
                                          1 YEAR TO      5 YEARS TO   12/30/2000 OR LIFE OF   DATE FUND ADDED TO
          SUB-ACCOUNT OPTIONS             12/31/2000     12/31/2000           FUND             VARIABLE ACCOUNT
          -------------------             ----------     ----------   ---------------------   ------------------

The Universal Institutional Funds,           9.78%           N/A            -0.35%                 06-16-97
Inc.- Emerging Markets Debt Portfolio
(formerly, Morgan Stanley Dean Witter
Universal Funds, Inc.- Emerging
Markets Debt Portfolio)

The Universal Institutional Funds,          27.43%           N/A             6.42%                 09-25-00
Inc. - U.S. Real Estate Portfolio

Van Eck Worldwide Insurance Trust-           0.40%         0.65%             3.00%                 09-01-89
Worldwide Bond Fund

Van Eck Worldwide Insurance Trust-         -42.71%        -4.38%            -4.56%                 12-27-95
Worldwide Emerging Markets Fund

Van Eck Worldwide Insurance Trust-           9.80%         0.08%             4.24%                 09-01-89
Worldwide Hard Assets Fund

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                                                                               PAGE

General Information and History...................................................................................1
Services..........................................................................................................1
Purchase of Securities Being Offered..............................................................................2
Underwriters......................................................................................................2
Calculation of Performance........................................................................................2
Annuity Payments..................................................................................................3
Financial Statements..............................................................................................4

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS.

American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP BALANCED

     Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. A minimum of 25% of the fixed income portion of the Fund will be invested in fixed income senior securities. There can be no assurance that the Fund will achieve its investment objective.

     AMERICAN CENTURY VP INCOME & GROWTH

     Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL

     Investment Objective: Capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

     AMERICAN CENTURY VP VALUE

     Investment Objective: Long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.

CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)

The Credit Suisse Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The Portfolios are managed by Credit Suisse Asset Management, LLC.

     SMALL COMPANY GROWTH PORTFOLIO

     Investment Objective: Capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.

DREYFUS INVESTMENT PORTFOLIOS

Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.

     EUROPEAN EQUITY PORTFOLIO - INITIAL SHARES

     Investment Objective Long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES

The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

   Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS STOCK INDEX FUND, INC. - INITIAL SHARES

The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND

Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the Appreciation Portfolio's subadviser and provides day-to-day management of this Portfolio.

     APPRECIATION PORTFOLIO - INITIAL SHARES (FORMERLY, CAPITAL APPRECIATION PORTFOLIO)

     Investment Objective: Primarily to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

     GROWTH & INCOME PORTFOLIO - INITIAL SHARES

     Investment Objective: Long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities, debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" in the Portfolio's prospectuses.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

The Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO

     Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     VIP GROWTH PORTFOLIO

     Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     VIP HIGH INCOME PORTFOLIO

     Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

     o at least 65% in income-producing debt securities and preferred stocks, including convertible securities; and

     o up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Services, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C-by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     VIP OVERSEAS PORTFOLIO

     Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

The Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II ASSET MANAGER PORTFOLIO

     Investment Objective: High total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

     VIP II CONTRAFUND(R) PORTFOLIO

     Investment Objective: Capital appreciation by investing primarily in companies that the FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

The Fidelity Variable Insurance Products Fund III ("VIP III") is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and its portfolios.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO

     Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

JANUS ASPEN SERIES

The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

     CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES

     Investment Objective: Long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

     GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES

     Investment Objective: Long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Under normal circumstances, the portfolio invests at least 65% of its total assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology.

     INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES

     Investment Objective: Long-term growth of capital by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

NATIONWIDE SEPARATE ACCOUNT TRUST

Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Villanova Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore NSAT Emerging Markets Fund, and Gartmore NSAT International Growth Fund. The remaining assets of NSAT are managed by Villanova Mutual Fund Capital Trust

("VMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     CAPITAL APPRECIATION FUND

     Investment Objective:  Long-term capital appreciation.

     DREYFUS NSAT NATIONWIDE MID CAP INDEX FUND (FORMERLY, NATIONWIDE MID CAP INDEX FUND) Subadviser: The Dreyfus Corporation

     Investment Objective: Capital appreciation. The Fund seeks to match the performance of the Standard & Poor's MidCap 400 Index. To pursue this goal, the Fund generally is fully invested in all 400 stocks included in this index in proportion to their weighting in the index, and in futures whose performance is tied to the index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

     GOVERNMENT BOND FUND

     Investment Objective: As high a level of income as is consistent with the preservation of capital by at least 65% of its total assets in U.S. government and agency bonds, bills and notes.

     GARTMORE NSAT EMERGING MARKETS FUND

     Subadviser: Gartmore Global Partners

     Investment Objective: Long term-capital growth by investing primarily in equity securities of companies located in emerging market countries.

     GARTMORE NSAT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

     Investment Objective: Long-term capital appreciation by investing primarily and at least 65% of its total assets in equity securities issued by U.S. and foreign companies with business operations in technology and communications and/or technology and communication related industries.

     GARTMORE NSAT INTERNATIONAL GROWTH FUND

     Subadviser: Gartmore Global Partners

     Investment Objective: Long-term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries. The Fund invests at least 65% of its assets in established companies located in at least three countries other than the U.S.

     MAS NSAT NATIONWIDE MULTI SECTOR BOND FUND (FORMERLY, NATIONWIDE MULTI SECTOR BOND FUND) Subadviser: Miller, Anderson & Sherrerd, LLP

     Investment Objective: Primarily seeks above average total return over a market cycle of three to five years. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities. The subadviser will use futures, swaps and other derivatives in managing the Fund.

     MONEY MARKET FUND

     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

     NATIONWIDE SMALL CAP GROWTH FUND

     Subadvisers: Miller, Anderson & Sherrerd, LLP, Neuberger Berman, LLC, and Waddell & Reed Investment Management Company) Investment Objective: Capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known has small cap companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of small cap companies. The balance of the Fund's assets may be invested in equity securities of larger cap companies.

     NATIONWIDE SMALL CAP VALUE FUND

     Subadviser:The Dreyfus Corporation

     Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities of companies with a medial market capitalization of approximately $1 billion. The Fund intends to pursue its investment objective by investing, under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

     NATIONWIDE SMALL COMPANY FUND

     Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC., Lazard Asset Management, Strong Capital Management, Inc., and Waddell & Reed Investment Management Company. Investment Objective: Long-term growth of capital. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

     STRONG NSAT MID CAP GROWTH FUND, (FORMERLY, NATIONWIDE STRATEGIC GROWTH
     FUND)

     Subadviser: Strong Capital Management Inc. Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. The Fund invests primarily in stocks of medium sized companies but its portfolio can include stocks of companies of any size.

     TOTAL RETURN FUND

     Investment Objective: Reasonable, long-term total return on invested capital.

     TURNER NSAT GROWTH FOCUS FUND

     Subadviser: Turner Investment Partners, Inc.

     Investment Objective: Long term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential. The Fund is non-diversified and typically focuses its investments in a core group of 20 to 30 common stocks.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")

Neuberger Berman AMT is an open-end, diversified management investment company that offers its portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the portfolios invested through a two-tier master/feeder structure, whereby each portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.

     AMT GROWTH PORTFOLIO

     Investment Objective: Capital growth. The Portfolio pursues this goal by investing mainly in the common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.

     AMT GUARDIAN PORTFOLIO

     Investment Objective: Long-term capital growth, with current income as a secondary objective. The Portfolio pursues these goals by investing mainly in common stocks of large-capitalization companies.

     AMT LIMITED MATURITY BOND PORTFOLIO

     Investment Objective: The highest available current income consistent with liquidity and low risk to principal; total return is a secondary objective. The Portfolio pursues these goals by investing mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers.

     AMT PARTNERS PORTFOLIO

     Investment Objective: Capital growth. The Portfolio pursues its goal by investing mainly in common stocks of mid to large-capitalization companies.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is investment adviser.

     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

     OPPENHEIMER BOND FUND/VA

     Investment Objective: Primarily seeks a high level of current income by investing at least 65% of its total assets in investment grade debt securities, U.S.

     government securities and money market instruments. Investment grade debt securities would include those rated in one of the four highest ranking categories by any nationally recognized rating organization or if unrated or split-rated (rated investment grade and below investment grade by different rating organizations), determined by OppenheimerFunds, Inc. to be of comparable quality. The Fund may invest up to 35% of its total assets in debt securities rated less than investment grade when consistent with the Fund's investment objectives. The Fund seeks capital growth as a secondary objective when consistent with its primary objective.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA (FORMERLY OPPENHEIMER GROWTH FUND)

     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER GLOBAL SECURITIES FUND/VA

     Investment Objective: Long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

     Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

     OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

     Investment Objective: Total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

STRONG OPPORTUNITY FUND II, INC. (FORMERLY "STRONG SPECIAL FUND II, INC.")

Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a Mutual Fund. Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment advisor for the Fund.

     Investment Objective: Capital appreciation through investments in a diversified portfolio of equity securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)

The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

     EMERGING MARKETS DEBT PORTFOLIO

     Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located. Morgan Stanley Dean Witter Investment Management, Inc. serves as the Portfolio's investment adviser.

     U. S. REAL ESTATE PORTFOLIO

     Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. Morgan Stanley Asset Management, Inc. serves as the Fund's investment adviser.

VAN ECK WORLDWIDE INSURANCE TRUST

Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of various insurance companies to fund the benefits of life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.

     WORLDWIDE BOND FUND

     Investment Objective: High total return through a flexible policy of investing globally, primarily in debt securities.

     WORLDWIDE EMERGING MARKETS FUND

     Investment Objective: Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund specifically emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND

     Investment Description: Long-term capital appreciation by investing, primarily in "Hard Assets Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., MEMBER OF THE AMERICAN CENTURY (SM) FAMILY OF INVESTMENTS.

American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP CAPITAL APPRECIATION

     Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

     The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.

CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)

The Credit Suisse Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The Portfolios are managed by Credit Suisse Asset Management, LLC.

     GLOBAL POST-VENTURE CAPITAL PORTFOLIO (FORMERLY, POST-VENTURE CAPITAL PORTFOLIO) Investment Objective:

     Long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture capital stage of development. Under normal market conditions, the Portfolio will invest at least

     65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or (b) as part of a restructuring or recapitalization of the company. The Portfolio will invest in at least three countries including the United States.

     INTERNATIONAL EQUITY PORTFOLIO

     Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Credit Suisse have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

STRONG VARIABLE INSURANCE FUNDS, INC.

Strong Variable Insurance Funds, Inc. ("Corporation") is an open-end management investment company commonly referred to as a mutual fund. Incorporated in the State of Wisconsin, the Corporation has been authorized to issue shares of common stock and series and classes of series of common stock. The International Stock Fund II and The Strong Discovery Fund II, Inc. ("Funds") are offered by the Corporation to insurance company separate accounts for the purpose of funding variable life insurance policies and variable annuity contracts. Strong Capital Management, Inc. is the investment advisor to the Funds.

     DISCOVERY FUND II, INC.

     Investment Objective: Maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stocks, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Advisor believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.

     INTERNATIONAL STOCK FUND II

     Investment Objective: Capital growth by investing primarily in the equity securities of issuers located outside the United States.

   APPENDIX B: CONDENSED FINANCIAL INFORMATION

   Accumulation unit values for an accumulation unit outstanding throughout the period.


                                                                         PERCENT       NUMBER OF
UNDERLYING MUTUAL FUND       ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
                              VALUE AT END OF      VALUE AT END OF    ACCUMULATION    UNITS AT END
                                   PERIOD               PERIOD         UNIT VALUE      OF PERIOD       YEAR
                             ------------------   -----------------   -------------   ------------    ------
American Century Variable        15.354284            14.731718           -4.05%         228,249       2000
Portfolios, Inc.-                14.156329            15.354284            8.46%         271,810       1999
American Century VP              12.156329            14.156329           14.09%         281,337       1998
Balanced-Q/NQ                    10.871600            12.407611           14.13%         126,240       1997
                                 10.000000            10.871600            8.72%          48,391       1996

American Century Variable        13.968271            15.010437            7.46%         340,105       2000
Portfolios, Inc.-                 8.614847            13.968271           62.14%         261,538       1999
American Century VP               8.934300            8.614847            -3.58%         177,090       1998
Capital Appreciation-Q/NQ         9.371161            8.934300            -4.66%         149,319       1997
                                 10.000000            9.371161            -6.29%         129,675       1996


American Century Variable        12.578672            11.081251          -11.90%         408,827       2000
Portfolios, Inc. -               10.814821            12.578672           16.31%         257,679       1999
American Century VP              10.000000            10.814821            8.15%         229,149       1998
Income & Growth - Q/NQ

American Century Variable        24.650510            20.206944          -18.03%         927,817       2000
Portfolios, Inc.-                15.247438            24.650510           61.67%         978,102       1999
American Century VP              13.027680            15.247438           17.04%         895,311       1998
International-Q/NQ               11.142834            13.027680           16.92%         378,392       1997
                                 10.000000            11.142834           11.43%         104,440       1996

American Century Variable        12.719374            14.810356           16.44%         211,784       2000
Portfolio, Inc. Inc.-            13.017145            12.719374           -2.29%         167,334       1999
American Century VP              12.602262            13.017145            3.29%         251,410       1998
Value-Q/NQ                       10.142228            12.602262           24.26%         134,276       1997
                                 10.000000            10.142228            1.42%               0       1996

Credit Suisse Warburg            19.199834            15.338808         -20.11%          72,170        2000
Pincus Trust- Global             11.915674            19.199834          61.13%          78,372        1999
Post-Venture Capital             11.351955            11.915674           4.97%          74,424        1998
Portfolio(1)-Q/NQ                10.163437            11.351955          11.69%          45,377        1997
                                 10.000000            10.163437           1.63%             726        1996

Credit Suisse Warburg            15.803207            11.541697         -26.97%         284,709        2000
Pincus                           10.451107            15.803207          51.21%         343,412        1999
Trust-International              10.066530            10.451107           3.82%         632,494        1998
Equity Portfolio(2)-Q/NQ         10.450529            10.066530          -3.67%         726,122        1997
                                 10.000000            10.450529           4.51%         391,611        1996

Credit Suisse Warburg            20.420490            16.480247         -19.30%         374,546        2000
Pincus Trust- Small              12.254943            20.420490          66.63%         733,658        1999
Company Growth                   12.800371            12.254943          -4.26%         895,467        1998
Portfolio(3)-Q/NQ                11.231071            12.800371          13.97%         678,608        1997
                                 10.000000            11.231071          12.31%         419,079        1996

(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.

(2)    Formerly, Warburg Pincus Trust - International Equity Portfolio.

(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.


                                                                         PERCENT       NUMBER OF
UNDERLYING MUTUAL FUND       ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
                              VALUE AT END OF      VALUE AT END OF    ACCUMULATION    UNITS AT END
                                   PERIOD               PERIOD         UNIT VALUE      OF PERIOD       YEAR
                             ------------------   -----------------   -------------   ------------    ------
Dreyfus Investment               10.000000             9.263524           -7.36%           23,190       2000
Portfolios - European
Equity Portfolio -
Initial Shares - Q/NQ

The Dreyfus Socially             23.591580            20.685971          -12.32%          257,488       2000
Responsible Growth Fund,         18.402864            23.591580           28.20%          319,941       1999
Inc. - Initial Shares            14.432845            18.402864           27.51%          296,186       1998
-Q/NQ                            11.402663            14.432845           26.57%          232,382       1997
                                 10.000000            11.402663           14.03%           39,597       1996

Dreyfus Stock Index Fund,        22.914747             20.488199          -10.59%       2,426,165       2000
Inc. - Initial Shares            19.279341             22.914747           18.86%       2,657,830       1999
-Q/NQ                            15.258148             19.279341           26.35%       2,805,845       1998
                                 11.644617             15.258148           31.03%       1,059,915       1997
                                 10.000000             11.644617           16.45%         253,645       1996

Dreyfus Variable                 14.356471             14.057304           -2.08%         236,364       2000
Investment Fund-                 13.070279             14.356471            9.84%         360,852       1999
Appreciation Portfolio-          10.184856             13.070279           28.33%         373,359       1998
Initial Shares(1)-Q/NQ           10.000000             10.184856            1.85%          37,122       1997

Dreyfus Variable                 14.517630             13.767307           -5.17%         216,765       2000
Investment Fund Growth &         12.603139             14.517630           15.19%         267,211       1999
Income Portfolio- Initial        11.437343             12.603139           10.19%         274,064       1998
Shares -Q/NQ                     9.986593              11.437343           14.53%         108,048       1997
                                 10.000000              9.986593           -0.13%               0       1996

Fidelity VIP Equity-             15.949005             17.042623            6.86%        1,419163       2000
Income Portfolio-Q/NQ            15.220240             15.949005            4.79%       2,098,385       1999
                                 13.835418             15.220240           10.01%       3,221,133       1998
                                 10.958584             13.835418           26.25%       2,129,185       1997
                                 10.000000             10.958584            9.59%       1,003,002       1996

Fidelity VIP Growth              25.054513             21.981588          -12.26%       1,849,240       2000
Portfolio-Q/NQ                   18.497774             25.054513           35.45%       1,803,875       1999
                                 13.455923             18.497774           37.47%       1,677,985       1998
                                 11.057399             13.455923           21.69%       1,822,979       1997
                                 10.000000             11.057399           10.57%       1,141,533       1996

Fidelity VIP High Income         12.783993              9.767880          -23.59%       1,263,020       2000
Portfolio-Q/NQ                   11.993921             12.783993            6.59%       2,271,367       1999
                                 12.721046             11.993921           -5.72%       2,664,520       1998
                                 10.970108             12.721046           15.96%       1,589,125       1997
                                 10.000000             10.970108            9.70%         537,857       1996

Fidelity VIP Overseas            18.743279             14.942870          -20.28%         392,157       2000
Portfolio-Q/NQ                   13.334585             18.743279           40.56%         434,605       1999
                                 12.000570             13.334585           11.12%         426,410       1998
                                 10.915770             12.000570            9.94%         301,582       1997
                                 10.000000             10.915770            9.16%         131,926       1996

Fidelity VIP II Asset            16.279126            15.413978            -5.31%         600,937       2000
Manager Portfolio-Q/NQ           14.869310            16.279126             9.48%         740,236       1999
                                 13.114181            14.869310            13.38%         647,151       1998
                                 11.029343            13.114181            18.90%         369,586       1997
                                 10.000000            11.029343            10.29%         101,965       1996

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.


                                                                         PERCENT       NUMBER OF
UNDERLYING MUTUAL FUND       ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
                              VALUE AT END OF      VALUE AT END OF    ACCUMULATION    UNITS AT END
                                   PERIOD               PERIOD         UNIT VALUE      OF PERIOD       YEAR
                             ------------------   -----------------   -------------   ------------    ------
Fidelity VIP II                  22.675266            20.868027           -7.97%       1,215,343       2000
Contrafund(R)Portfolio-Q/NQ      18.517428            22.675266           22.45%       1,507,921       1999
                                 14.455907            18.517428           28.10%       2,058,934       1998
                                 11.815914            14.455907           22.34%       1,487,639       1997
                                 10.000000            11.815914           18.16%         656,230       1996

Fidelity VIP III Growth          13.786395            11.286484          -18.26%       1,497,995       2000
Opportunities                    13.416112            13.786395            2.76%       1,490,098       1999
Portfolio-Q/NQ                   10.924397            13.416112           22.81%       1,603,375       1998
                                 10.000000            10.924397            9.24%         270,758       1997

Janus Aspen Series -             10.000000             7.857070          -21.43%         214,884       2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -             10.000000             6.713510          -32.46%         111,412       2000
Global Technology
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -             10.000000             7.875304          -21.25%         187,314       2000
International Growth
Portfolio: Service Shares
-Q/NQ

NSAT- Capital                    20.760238            15.031680          -27.59%         826,422       2000
Appreciation Fund-Q/NQ           20.201552            20.760238            2.77%         700,550       1999
                                 15.772381            20.201552           28.08%       1,466,628       1998
                                 11.889746            15.772381           32.66%         291,079       1997
                                 10.000000            11.889746           19.00%         161,327       1996

NSAT - Dreyfus NSAT Mid          10.000000            10.416005            4.16%          59,684       2000
Cap Index Fund(1)-Q/NQ

NSAT - Gartmore NSAT             10.000000             8.681644          -13.18%               0       2000
Emerging Markets Fund-Q/NQ

NSAT - Gartmore NSAT             10.000000             5.996363          -40.04%           2,117       2000
Global Technology and
Communications Fund-Q/NQ

NSAT - Gartmore NSAT             10.000000             9.217263           -7.83%               0       2000
International Growth Fund
- Q/NQ

NSAT - Government Bond           11.329778            12.566516           10.92%       1,082,158       2000
Fund-Q/NQ                        11.772852            11.329778           -3.76%       1,373,951       1999
                                 10.968839            11.772852            7.33%       1,280,403       1998
                                 10.149155            10.968893            8.08%         357,387       1997
                                 10.000000            10.149155            1.49%         128,723       1996

NSAT - MAS NSAT Multi            10.000000            10.392004            3.92%          31,179       2000
Sector Bond Fund(2)-Q/NQ


(1)  Formerly, NSAT - Nationwide Mid Cap Index Fund.
(2)  Formerly, NSAT - Nationwide Multi Sector Bond Fund.


                                                                         PERCENT       NUMBER OF
UNDERLYING MUTUAL FUND       ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
                              VALUE AT END OF      VALUE AT END OF    ACCUMULATION    UNITS AT END
                                   PERIOD               PERIOD         UNIT VALUE      OF PERIOD       YEAR
                             ------------------   -----------------   -------------   ------------    ------
NSAT- Money Market               11.482780            11.999210            4.50%        4,008,314       2000
Fund*-Q/NQ                       11.112968            11.482780            3.33%        8,415,001       1999
                                 10.711730            11.112968            3.75%        4,602,553       1998
                                 10.326243            10.711730            3.73%        2,711,857       1997
                                 10.000000            10.326243            3.26%          912,103       1996

NSAT- Nationwide Small           10.000000             8.040986          -19.59%           29,652       2000
Cap Growth Fund-Q/NQ

NSAT - Nationwide Small          10.734023            11.764073            9.60%          482,284       2000
Cap Value Fund - Q/NQ             8.520115            10.734023           25.98%          141,985       1999
                                 10.000000             8.520115          -14.80%           58,283       1998

NSAT- Nationwide Small           19.856438            21.311278            7.33%          528,210       2000
Company Fund-Q/NQ                13.989917            19.856438           41.93%          581,775       1999
                                 14.053920            13.989917           -0.46%          626,515       1998
                                 12.152247            14.053920           15.65%          424,486       1997
                                 10.000000            12.152247           21.52%          119,339       1996

NSAT - Strong NSAT Mid           10.000000             8.072647          -19.27%          119,516       2000
Cap Growth Fund(1)-Q/NQ

NSAT- Total Return               18.207860            17.564788           -3.53%          490,996       2000
Fund-Q/NQ                        17.276235            18.207860            5.39%          775,899       1999
                                 14.846819            17.276235           16.36%          763,732       1998
                                 11.639579            14.846819           27.55%          386,418       1997
                                 10.000000            11.639579           16.40%           89,818       1996

NSAT - Turner NSAT Growth        10.000000             6.321864          -36.78%            7,147       2000
Focus Fund - Q/NQ

Neuberger Berman                 22.462268            19.557437          -12.93%          438,639       2000
AMT- Growth                      15.154915            22.462268           48.22%          305,172       1999
Portfolio-Q/NQ                   13.311087            15.154915           13.85%          215,146       1998
                                 10.469935            13.311087           27.14%          106,902       1997
                                 10.000000            10.469935            4.70%           58,226       1996

Neuberger Berman AMT             10.503255            10.468884           -0.33%           53,703       2000
Guardian Portfolio - Q/NQ         9.272982            10.503255           13.27%          165,279       1999
                                 10.000000             9.272982           -7.27%           74,580       1998

Neuberger Berman AMT-            11.049212            11.628715            5.24%          438,027       2000
Limited Maturity Bond            11.048525            11.049212            0.01%          501,453       1999
Portfolio-Q/NQ                   10.739513            11.048525            2.88%          806,311       1998
                                 10.209208            10.739513            5.19%          601,693       1997
                                 10.000000            10.209208            2.09%          398,507       1996

Neuberger Berman AMT-            17.216794            17.087601           -0.75%          500,298       2000
Partners Portfolio-Q/NQ          16.270918            17.216794            5.81%          756,409       1999
                                 15.843430            16.270918            2.70%        1,512,099       1998
                                 12.248582            15.843430           29.35%        1,158,923       1997
                                 10.000000            12.248582           22.49%          391,557       1996

*    The 7-day yield on the NSAT Money Market Fund as of December 31, 2000 was
     4.66%.
(1)  Formerly, NSAT Nationwide Strategic Growth Fund.


                                                                         PERCENT       NUMBER OF
UNDERLYING MUTUAL FUND       ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
                              VALUE AT END OF      VALUE AT END OF    ACCUMULATION    UNITS AT END
                                   PERIOD               PERIOD         UNIT VALUE      OF PERIOD       YEAR
                             ------------------   -----------------   -------------   ------------    ------
Oppenheimer Variable Account        10.000000               7.748895         -22.51%         268,198       2000
Funds -Oppenheimer Aggressive
Growth Fund/VA-Q/NQ

Oppenheimer Variable Account        11.316334              11.833028           4.57%         701,807       2000
Funds -Oppenheimer Bond             11.659886              11.316334          -2.95%         750,566       1999
Fund/VA-Q/NQ                        11.077843              11.659886           5.25%         919,787       1998
                                    10.288722              11.077843           7.67%         384,144       1997
                                    10.000000              10.288722           2.89%         207,418       1996

Oppenheimer Variable  Account       17.777418              17.480600          -1.67%         668,394       2000
Funds -Oppenheimer Capital          12.734164              17.777418          39.60%         568,790       1999
Appreciation Fund/VA(1)             10.420499              12.734164          22.20%         110,408       1998
                                    10.000000              10.420499           4.20%          13,664       1997

Oppenheimer Variable Account        23.791512              24.641540           3.57%         465,116       2000
Funds -Oppenheimer Global           15.232440              23.791512          56.19%         454,999       1999
Securities Fund/VA -Q/NQ            13.545830              15.232440          12.45%         652,299       1998
                                    11.201956              13.545830          20.92%         322,964       1997
                                    10.000000              11.201956          12.02%         115,285       1996

Oppenheimer Variable Account        10.000000               8.967494         -10.33%          83,502       2000
Funds -Oppenheimer Main
Street Growth & Income
Fund/VA-Q/NQ

Oppenheimer Variable Account        14.888567              15.618506           4.90%         286,620       2000
Funds -Oppenheimer Multiple         13.513276              14.888567          10.18%         353,978       1999
Strategies Fund/VA -Q/NQ            12.513276              13.513276           5.11%         366,337       1998
                                    11.129020              12.856596          15.52%         250,810       1997
                                    10.000000              11.129020          11.29%          40,179       1996

Strong Variable Insurance           11.900815              12.244478           2.89%          79,972       2000
Funds, Inc.- Discovery Fund         11.491081              11.900815           3.57%          97,613       1999
II, Inc.-Q/NQ                       10.870948              11.491081           5.70%          99,090       1998
                                     9.903046              10.870948           9.77%         101,294       1997
                                    10.000000               9.903046          -0.97%          82,442       1996

Strong Variable Insurance           15.437256               9.200959         -40.40%          38,138       2000
Funds, Inc.- International           8.367348              15.437256          84.49%         144,591       1999
Stock Fund II-Q/NQ                   8.916485               8.367348          -6.16%         164,363       1998
                                    10.462103               8.916485         -14.77%         324,289       1997
                                    10.000000              10.462103           4.62%         216,682       1996

Strong Opportunity Fund II,         20.820776              21.824486           4.82%         502,769       2000
Inc.-Q/NQ                           15.660253              20.820776          32.95%         524,452       1999
                                    13.995266              15.660253          11.90%         620,363       1998
                                    11.319705              13.995266          23.64%         949,907       1997
                                    10.000000              11.319705          13.20%         614,992       1996

The Universal Institutional          8.822360               9.685225           9.78%          37,139       2000
Funds, Inc. - Emerging               6.919419               8.822360          27.50%          21,848       1999
Markets Debt Portfolio(2) - Q/NQ     9.803540               6.919419         -29.42%          48,867       1998
                                    10.000000               9.803540          -1.96%          10,893       1997

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(2) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.


                                                                         PERCENT       NUMBER OF
UNDERLYING MUTUAL FUND       ACCUMULATION UNIT    ACCUMULATION UNIT     CHANGE IN     ACCUMULATION
                              VALUE AT END OF      VALUE AT END OF    ACCUMULATION    UNITS AT END
                                   PERIOD               PERIOD         UNIT VALUE      OF PERIOD       YEAR
                             ------------------   -----------------   -------------   ------------    ------
The Universal Institutional          10.000000            17.075663            3.90%        268,437       2000
Funds, Inc. - U.S. Real
Estate Portfolio - Q/NQ

Van Eck Worldwide Insurance          10.378690            10.419942            0.40%        115,670       2000
Trust -Worldwide Bond                11.425229            10.378690           -9.16%        146,918       1999
Fund-Q/NQ                            10.281856            11.425229           11.12%        192,339       1998
                                     10.189870            10.281856            0.90%        187,896       1997
                                     10.000000            10.189870            1.90%         75,997       1996

Van Eck Worldwide                    11.248273             6.444541          -42.71%        181,801       2000
Insurance Trust- Worldwide            5.598612            11.248273           97.39%        226,604       1999
Emerging  Markets Fund-Q/NQ           8.778805             5.598612          -35.09%        187,964       1998
                                     10.077496             8.778805          -12.89%        175,751       1997
                                     10.000000            10.077496            0.77%            750       1996

Van Eck Worldwide Insurance           7.964538             8.744687            9.80%         61,129       2000
Trust- Worldwide Hard Assets          6.678951             7.964538           19.25%        119,693       1999
Fund-Q/NQ                             9.817789             6.678951          -31.97%        131,829       1998
                                     10.132333             9.817789           -3.10%        147,411       1997
                                     10.000000            10.132333            1.32%         70,758       1996

The American Century Variable Portfolios, Inc. - American Century VP Value, Dreyfus Variable Investment Fund - Growth & Income Portfolio-Initial Shares, Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund, and Warburg Pincus Trust - Global Post-Venture Capital Portfolio were added December 23, 1996. Therefore, the Condensed Financial Information reflects the reporting period from December 23, 1996 through December 31, 1996.

The Dreyfus Variable Investment Fund - Appreciation Portfolio-Initial Shares, Fidelity VIP III Growth Opportunities Portfolio, The Universal Institutional Funds, Inc.-Emerging Markets Debt Portfolio, and Oppenheimer VAF- Oppenheimer Capital Appreciation Fund/VA were added July 14, 1997. Therefore, the Condensed Financial Information reflects the reporting period from July 14, 1997 through December 31, 1997.

The American Century Variable Portfolios, Inc.-American Century VP Income & Growth, NSAT-Nationwide Small Cap Value Fund and Neuberger Berman AMT-Guardian Portfolio were added to the variable account on May 1, 1998. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1998 through December 31, 1998.

Dreyfus Investment Portfolios - European Equity Portfolio-Initial Shares, Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, Janus Aspen Series - International Growth Portfolio: Service Shares, NSAT - Dreyfus NSAT Mid Cap Index Fund, NSAT - MAS NSAT Multi-Sector Bond Fund, NSAT - Nationwide Small Cap Growth Fund, NSAT - Strong NSAT Mid Cap Growth Fund, Oppenheimer Variable Account Funds - Oppenheimer Aggressive Growth Fund/VA, and Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA, were added to the variable account effective May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore NSAT International Growth Fund and the NSAT - Turner NSAT

Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2001

                   DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED

          BY NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY THROUGH ITS
                       NATIONWIDE(R) VA SEPARATE ACCOUNT-B

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2001. The prospectus may be obtained from Nationwide(R) Life and Annuity Insurance Company by writing P.O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-6331, TDD 1-800-238-3035.

                                TABLE OF CONTENTS


                                                                                           PAGE

General Information and History..............................................................1
Services.....................................................................................1
Purchase of Securities Being Offered.........................................................1
Underwriters.................................................................................2
Calculation of Performance...................................................................2
Annuity Payments.............................................................................3
Financial Statements.........................................................................4

GENERAL INFORMATION AND HISTORY

The Nationwide(R) VA Separate Account-B (formerly Financial Horizons VA Separate Account-2) is a separate investment account of Nationwide(R) Life and Annuity Insurance Company ("Nationwide ") (formerly Financial Horizons Life Insurance Company). All of Nationwide's common stock is owned by Nationwide(R) Life Insurance Company which is owned by Nationwide(R) Financial Services, Inc.("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide(R) Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide(R) Corporation is a holding company, as well. All of the common stock is held by Nationwide(R) Mutual Insurance Company (95.24%) and Nationwide(R) Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of Nationwide(R) group of companies. The Nationwide(R) group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $111 billion as of December 31, 2000.

SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value of each contract.

Nationwide is the custodian of the assets of the variable account. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or subsidiaries of Nationwide may have entered into agreements with either the investment adviser or distributor for several of the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The financial statements of Nationwide Life and Annuity Insurance Company and Nationwide VA Separate Account-B have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The offices of KPMG LLP are located at Two Nationwide Plaza, Columbus, Ohio 43215.

PURCHASE OF SECURITIES BEING OFFERED

The contracts are sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS

The contracts, which are offered continuously, are distributed by Nationwide(R) Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215, an affiliate of Nationwide. During the fiscal years ended December 31, 2000, 1999 and 1998, no underwriting commissions have been paid by Nationwide to NISC.

CALCULATION OF PERFORMANCE

Any current yield quotations of the GVIT - Gartmore GVIT Money Market Fund:
Class I, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. At December 31, 2000, the GVIT - Gartmore GVIT Money Market Fund: Class I's seven-day current unit value yield was 4.66% The GVIT - Gartmore GVIT Money Market Fund: Class I's effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the GVIT - Gartmore GVIT Money Market Fund: Class I. At December 31, 2000 the GVIT - Gartmore GVIT Money Market Fund: Class I's seven-day effective yield was 4.77%.

The GVIT - Gartmore GVIT Money Market Fund: Class I's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the GVIT - Gartmore GVIT Money Market Fund: Class I determines its yield on the basis of a seven day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the GVIT - Gartmore GVIT Money Market Fund: Class I's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the GVIT - Gartmore GVIT Money Market Fund: Class I is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual total return is found by taking a hypothetical $1,000 investment in each of the sub-accounts' units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of a 1.45% mortality risk and expense Risk Charge and Administration Charge. No deduction is made for premium taxes which may be assessed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $25,000. An assumed initial investment of $25,000 will be used because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.

The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund has not been available for one of the prescribed periods. Nonstandardized average annual total return will based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the underlying mutual fund has been in existence.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance, is not a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the Prospectus.

                          Independent Auditors' Report


The Board of Directors of Nationwide Life and Annuity Insurance Company and
   Contract Owners of Nationwide VA Separate Account-B:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-B (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all mate- rial respects, the financial position of the Account as of December 31, 2000, the results of its operations for the year then ended, its changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 16, 2001

                        NATIONWIDE VA SEPARATE ACCOUNT-B
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                             December 31,2000

Assets:
   Investments at fair value:

     American Century VP - American Century VP Balanced (ACVPBal)
        462,517 shares (cost $3,499,453) ........................................      $ 3,362,501

     American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
        323,509 shares (cost $5,484,686) ........................................        5,104,968

     American Century VP - American Century VP Income & Growth (ACVPIncGr)
        637,142 shares (cost $5,039,755) ........................................        4,530,081

     American Century VP - American Century VP International (ACVPInt)
        1,834,380 shares (cost $18,302,755) .....................................       18,765,704

     American Century VP - American Century VP Value (ACVPValue)
        471,046 shares (cost $2,991,791) ........................................        3,141,874

     The Dreyfus Socially Responsible Growth Fund, Inc.(DrySRGro)
        154,516 shares (cost $5,672,317) ........................................        5,326,160

     Dreyfus Stock Index Fund (DryStkIx)
        1,461,917 shares (cost $54,709,949) .....................................       49,705,190

     Dreyfus IP - European Equity Portfolio (DryEuroEq)
        14,358 shares (cost $211,261) ...........................................          215,081

     Dreyfus VIF - Appreciation Portfolio (DryAp)
        85,388 shares (cost $3,433,192) .........................................        3,322,447

     Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
        127,091 shares (cost $3,058,277) ........................................        2,984,100

     Fidelity VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
        947,815 shares (cost $22,310,195) .......................................       24,188,239

     Fidelity VIP - Growth Portfolio: Initial Class (FidVIPGr)
        931,157 shares (cost $45,675,925) .......................................       40,645,008

     Fidelity VIP - High Income Portfolio: Initial Class (FidVIPHI)
        1,508,132 shares (cost $14,443,695) .....................................       12,336,521

     Fidelity VIP - Overseas Portfolio:Initial Class (FidVIPOv)
        293,133 shares (cost $5,742,526) ........................................        5,859,720

     Fidelity VIP-II - Asset Manager Portfolio:Initial Class (FidVIPAM)
        578,606 shares (cost $9,900,140) ........................................        9,257,699

     Fidelity VIP-II - Contrafund Portfolio:Initial Class (FidVIPCon)
        1,067,853 shares (cost $27,401,591) .....................................       25,350,821

     Fidelity VIP-III - Growth Opportunities Portfolio:Initial Class (FidVIPGrOp)
        951,725 shares (cost $17,977,829) .......................................       16,883,602


Janus Aspen Series - Capital Appreciation Portfolio - Service Class (JanCapAp)
   63,629 shares (cost $1,982,091) .............................................       1,688,711

Janus Aspen Series - Global Technology Portfolio - Service Class (JanGlTech)
   114,220 shares (cost $1,039,705) ............................................         748,138

Janus Aspen Series - International Growth Portfolio - Service Class (JanIntGro)
   48,162 shares (cost $1,794,356) .............................................       1,475,682

Morgan Stanley: UIF - Emerging Markets Debt Portfolio (MSEmMkt)
   52,053 shares (cost $387,477) ...............................................         359,684

Morgan Stanley: UIF - U.S. Real Estate Portfolio (MSUSRE)
   398,087 shares (cost $4,509,786) ............................................       4,581,984

Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
   846,210 shares (cost $16,495,612) ...........................................      12,422,359

Nationwide SAT - Global Technology & Communications Fund - Gartmore (NSATGITech)
   1,647 shares (cost $13,804) .................................................          12,105

Nationwide SAT - Government Bond Fund (NSATGvtBd)
   1,188,048 shares (cost $13,046,894) .........................................      13,591,269

Nationwide SAT - Growth Focus Fund - Turner (NSATGrFoc)
   7,568 shares (cost $51,842) .................................................          45,182

Nationwide SAT - Mid Cap Index Fund - Dreyfus (NSATMidCap)
   45,880 shares (cost $632,657) ...............................................         621,669

Nationwide SAT - Money Market Fund (NSATMyMkt)
   48,093,287 shares (cost $48,093,287) ........................................      48,093,287

Nationwide SAT - Multi Sector Bond Fund - MAS (NSATMSecBd)
   35,003 shares (cost $323,634) ...............................................         324,825

Nationwide SAT - Nationwide Small Cap Growth Fund (NSATSmCapG)
   14,682 shares (cost $232,996) ...............................................         238,428

Nationwide SAT - Nationwide Small Cap Value Fund (NSATSmCapV)
   648,072 shares (cost $6,629,302) ............................................       5,638,229

Nationwide SAT - Nationwide Small Company Fund (NSATSmCo)
   563,091 shares (cost $12,636,307) ...........................................      11,261,816

Nationwide SAT - Strong Mid Cap Growth Fund (NSATStMCap)
   58,017 shares (cost $1,243,166) .............................................         964,820

Nationwide SAT - Total Return Fund (NSATTotRe)
   740,875 shares (cost $12,268,939) ...........................................       8,623,786

Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
   262,055 shares (cost $9,776,977) ............................................       8,031,993

Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
   35,291 shares (cost $574,237) ...............................................         562,187

Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
   395,427 shares (cost $5,061,653) ............................................       5,215,685

Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
   529,058 shares (cost $8,453,707) ............................................       8,554,875

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
    STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

     Oppenheimer - Aggressive Growth Fund/VA (OppAggGro)
        29,366 shares (cost $2,344,224) .....................................          2,078,264

     Oppenheimer - Bond Fund/VA (OppBdFd)
        738,151 shares (cost $8,569,300) ....................................          8,304,201

     Oppenheimer - Capital Appreciation Fund/VA (OppCapAp)
        250,554 shares (cost $12,977,402) ...................................         11,683,353

     Oppenheimer - Global Securities Fund/VA (OppGlSec)
        378,616 shares (cost $11,222,282) ...................................         11,483,423

     Oppenheimer - Main Street Growth & Income Fund/VA (OppGroInc)
        35,221 shares (cost $831,874) .......................................            748,799

     Oppenheimer - Multiple Strategies Fund/VA (OppMult)
        270,475 shares (cost $4,491,920) ....................................          4,476,365

     Strong Opportunity Fund II, Inc.(StOpp2)
        458,320 shares (cost $12,019,661) ...................................         10,972,172

     Strong VIF - Strong Discovery Fund II (StDisc2)
        82,423 shares (cost $878,673) .......................................            979,187

     Strong VIF - Strong International Stock Fund II (StIntStk2)
        63,324 shares (cost $614,878) .......................................            626,906

     Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
        116,238 shares (cost $1,166,889) ....................................          1,205,387

     Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
        142,143 shares (cost $1,213,145) ....................................          1,178,367

     Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
        44,292 shares (cost $502,816) .......................................            534,601

     Warburg Pincus Trust - Global Post-Venture Capital Portfolio (WPGPVenCp)
        81,278 shares (cost $1,657,383) .....................................          1,107,001

     Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
        306,232 shares (cost $3,583,761) ....................................          3,285,872

     Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
        370,057 shares (cost $9,424,891) ....................................          6,172,552
                                                                                   -------------
           Total investments ................................................        428,872,880
   Accounts receivable ......................................................                  -
                                                                                   -------------
           Total assets .....................................................        428,872,880
Accounts payable ............................................................            121,573
                                                                                   -------------
Contract owners' equity (note 4) ............................................      $(428,751,307)
                                                                                   =============


See accompanying notes to financial statements.
--------------------------------------------------------------------------------

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS
Year Ended December 31,2000

                                                            Total             ACVPBal         ACVPCapAp        ACVPIncGr
                                                       ---------------      -----------      -----------      -----------
Investment activity:
  Reinvested dividends ..........................      $    11,148,236          107,025                -           23,744
  Mortality and expense risk charges (note 2) ...           (7,338,026)         (53,205)         (71,974)         (78,052)
                                                       ---------------      -----------      -----------      -----------
     Net investment activity ....................            3,810,210           53,820          (71,974)         (54,308)
                                                       ---------------      -----------      -----------      -----------

  Proceeds from mutual funds shares sold ........        2,603,288,906        1,691,815        4,376,207        5,989,510
  Cost of mutual fund shares sold ...............       (2,603,352,065)      (1,750,024)      (3,230,245)      (5,726,694)
                                                       ---------------      -----------      -----------      -----------
     Realized gain (loss) on investments ........              (63,159)         (58,209)       1,145,962          262,816
  Change in unrealized gain (loss)
     on investments .............................          (69,437,018)        (196,992)      (1,119,987)        (849,309)
                                                       ---------------      -----------      -----------      -----------
     Net gain (loss) on investments .............          (69,500,177)        (255,201)          25,975         (586,493)
                                                       ---------------      -----------      -----------      -----------
  Reinvested capital gains ......................           36,597,091           67,398          163,820                -
                                                       ---------------      -----------      -----------      -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      $   (29,092,876)        (133,983)         117,821         (640,801)
                                                       ===============      ===========      ===========      ===========

                                                           ACVPInt             ACVPValue        DrySRGro           DryStkIx
                                                       ----------------       -----------      -----------       -----------
Investment activity:
  Reinvested dividends ..........................                37,064            23,018           43,963           546,040
  Mortality and expense risk charges (note 2) ...              (386,191)          (31,930)         (97,156)         (843,065)
                                                       ----------------       -----------      -----------       -----------
     Net investment activity ....................              (349,127)           (8,912)         (53,193)         (297,025)

  Proceeds from mutual funds shares sold ........           257,424,311        10,431,577        3,603,896        78,128,163
  Cost of mutual fund shares sold ...............          (256,389,289)      (10,516,724)      (3,030,886)      (74,609,806)
                                                       ----------------       -----------      -----------       -----------
     Realized gain (loss) on investments ........             1,035,022           (85,147)         573,010         3,518,357
  Change in unrealized gain (loss)
     on investments .............................            (3,481,724)          388,330       (1,310,340)      (10,020,006)
                                                       ----------------       -----------      -----------       -----------
     Net gain (loss) on investments .............            (2,446,702)          303,183         (737,330)       (6,501,649)
                                                       ----------------       -----------      -----------       -----------
  Reinvested capital gains ......................               554,157            58,898                -           823,943
                                                       ----------------       -----------      -----------       -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......            (2,241,672)          353,169         (790,523)       (5,974,731)
                                                       ================       ===========      ===========       ===========

                                                         DryEuroEq           DryAp             DryGrInc            FidVIPEI
                                                       -----------        -----------        -----------         -----------
Investment activity:
  Reinvested dividends ..........................        $     460             22,050             21,126             538,980
  Mortality and expense risk charges (note 2) ...             (637)           (58,452)           (54,320)           (375,924)
                                                       -----------        -----------        -----------         -----------
     Net investment activity ....................             (177)           (36,402)           (33,194)            163,056

  Proceeds from mutual funds shares sold ........          702,773          3,569,902          2,085,685          30,471,555
  Cost of mutual fund shares sold ...............         (703,646)        (3,575,549)        (1,665,058)        (34,356,693)
                                                       -----------        -----------        -----------         -----------
     Realized gain (loss) on investments ........             (873)            (5,647)           420,627          (3,885,138)
  Change in unrealized gain (loss)
     on investments .............................            3,819           (100,864)          (666,454)          2,785,219
                                                       -----------        -----------        -----------         -----------
     Net gain (loss) on investments .............            2,946           (106,511)          (245,827)         (1,099,919)
                                                       -----------        -----------        -----------         -----------
  Reinvested capital gains ......................            2,459             37,365            108,463           2,030,575
                                                       -----------        -----------        -----------         -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......        $   5,228           (105,548)          (170,558)          1,093,712
                                                       ===========        ===========        ===========         ===========

                                                           FidVIPGr           FidVIPHI            FidVIPOv            FidVIPAM
                                                         -----------         -----------          -----------        -----------
Investment activity:
  Reinvested dividends ..........................             62,410           1,788,472              165,188            371,852
  Mortality and expense risk charges (note 2) ...           (720,647)           (277,953)            (143,241)          (153,648)
                                                         -----------         -----------          -----------        -----------
     Net investment activity ....................           (658,237)          1,510,519               21,947            218,204
                                                         -----------         -----------          -----------        -----------

  Proceeds from mutual funds shares sold ........         81,977,892          32,407,976          271,154,814          3,001,241
  Cost of mutual fund shares sold ...............        (81,906,640)        (35,609,308)        (271,920,994)        (3,063,066)
                                                         -----------         -----------          -----------        -----------
     Realized gain (loss) on investments ........             71,252          (3,201,332)            (766,180)           (61,825)
  Change in unrealized gain (loss)
     on investments .............................        (11,199,876)         (2,676,426)            (460,205)        (1,590,677)
                                                         -----------         -----------          -----------        -----------
     Net gain (loss) on investments .............        (11,128,624)         (5,877,758)          (1,226,385)        (1,652,502)
                                                         -----------         -----------          -----------        -----------
  Reinvested capital gains ......................          6,209,756                   -            1,040,239            876,057
                                                         -----------         -----------          -----------        -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......         (5,577,105)         (4,367,239)            (164,199)          (558,241)
                                                         ===========         ===========          ===========        ===========


                                                                    (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31,2000

                                                          FidVIPCon           FidVIPGrOp         JanCapAp          JanGlTech
                                                         ------------        ------------     ------------       ------------
Investment activity:
  Reinvested dividends ..........................        $    120,841             352,364           12,318              4,636
  Mortality and expense risk charges (note 2) ...            (447,988)           (295,070)         (14,858)            (8,149)
                                                         ------------        ------------     ------------       ------------
     Net investment activity ....................            (327,147)             57,294           (2,540)            (3,513)

  Proceeds from mutual funds shares sold ........          11,311,754          55,069,389          833,866            959,790
  Cost of mutual fund shares sold ...............         (11,240,959)        (59,152,746)        (951,912)        (1,100,305)
                                                         ------------        ------------     ------------       ------------
     Realized gain (loss) on investments ........              70,795          (4,083,357)        (118,046)          (140,515)
  Change in unrealized gain (loss)
     on investments .............................          (6,689,785)         (1,662,017)        (293,380)          (291,567)
                                                         ------------        ------------     ------------       ------------
     Net gain (loss) on investments .............          (6,618,990)         (5,745,374)        (411,426)          (432,082)
                                                         ------------        ------------     ------------       ------------
  Reinvested capital gains ......................           4,386,537           1,786,988                -                  -
                                                         ------------        ------------     ------------       ------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......        $ (2,559,600)         (3,901,092)        (413,966)          (435,595)
                                                         ============        ============     ============       ============

                                                          JanIntGro            MSEmMkt             MSUSRE             NSATCapAp
                                                         ------------       ------------        ------------        ------------
Investment activity:
  Reinvested dividends ..........................              85,176             26,763           1,186,600              21,113
  Mortality and expense risk charges (note 2) ...             (15,800)            (6,046)            (58,968)           (183,216)
                                                         ------------       ------------        ------------        ------------
     Net investment activity ....................              69,376             20,717           1,127,632            (162,103)

  Proceeds from mutual funds shares sold ........           1,480,474          8,041,638          13,418,741          41,373,836
  Cost of mutual fund shares sold ...............          (1,579,651)        (8,033,390)        (13,064,781)        (44,682,706)
                                                         ------------       ------------        ------------        ------------
     Realized gain (loss) on investments ........             (99,177)             8,248             353,960          (3,308,870)
  Change in unrealized gain (loss)
     on investments .............................            (318,674)           (24,363)            265,799          (2,897,648)
                                                         ------------       ------------        ------------        ------------
     Net gain (loss) on investments .............            (417,851)           (16,115)            619,759          (6,206,518)
                                                         ------------       ------------        ------------        ------------
  Reinvested capital gains ......................                   -                  -              23,765           2,840,839
                                                         ------------       ------------        ------------        ------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......            (348,475)             4,602           1,771,156          (3,527,782)
                                                         ============       ============        ============        ============


                                                           NSATGlTech          NSATGvtBd           NSATGrFoc       NSATMidCap
                                                         -------------       -------------      -------------    -------------
Investment activity:
  Reinvested dividends ..........................          $         -             777,016                  -            1,145
  Mortality and expense risk charges (note 2) ...                 (179)           (191,996)              (225)          (2,276)
                                                         -------------       -------------      -------------    -------------
     Net investment activity ....................                 (179)            585,020               (225)          (1,131)

  Proceeds from mutual funds shares sold ........            1,100,404          11,547,971          1,673,030          728,998
  Cost of mutual fund shares sold ...............           (1,081,780)        (12,150,565)        (1,655,792)        (748,037)
                                                         -------------       -------------      -------------    -------------
     Realized gain (loss) on investments ........               18,624            (602,594)            17,238          (19,039)
  Change in unrealized gain (loss)
     on investments .............................               (1,699)          1,371,443             (6,660)         (10,988)
                                                         -------------       -------------      -------------    -------------
     Net gain (loss) on investments .............               16,925             768,849             10,578          (30,027)
                                                         -------------       -------------      -------------    -------------
  Reinvested capital gains ......................                  254                   -                  -           14,235
                                                         -------------       -------------      -------------    -------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......          $    17,000           1,353,869             10,353          (16,923)
                                                         =============       =============      =============    =============

                                                           NSATMyMkt          NSATMSecBd         NSATSmCapG          NSATSmCapV
                                                        --------------       ------------      -------------        -------------
Investment activity:
  Reinvested dividends ..........................            3,269,398             13,198                  -                   -
  Mortality and expense risk charges (note 2) ...             (818,704)            (1,631)            (2,110)            (37,701)
                                                        --------------       ------------      -------------        -------------
     Net investment activity ....................            2,450,694             11,567             (2,110)            (37,701)

  Proceeds from mutual funds shares sold ........        1,165,209,665          3,141,108          4,245,032          11,344,741
  Cost of mutual fund shares sold ...............       (1,165,209,665         (3,133,840)        (4,211,261)        (11,351,516)
                                                        --------------       ------------      -------------        -------------
     Realized gain (loss) on investments ........                    -              7,268             33,771              (6,775)
  Change in unrealized gain (loss)
     on investments .............................                    -              1,191              5,432            (916,185)
                                                        --------------       ------------      -------------        -------------
     Net gain (loss) on investments .............                    -              8,459             39,203            (922,960)
                                                        --------------       ------------      -------------        -------------
  Reinvested capital gains ......................                    -                  -                299             970,875
                                                        --------------       ------------      -------------        -------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......            2,450,694             20,026             37,392              10,214
                                                        ==============       ============      =============        =============


NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2000

                                                           NSATSmCo        NSATStMCap          NSATTotRe            NBAMTGro
                                                         ------------     ------------        ------------        ------------
Investment activity:
  Reinvested dividends ..........................        $      2,990                -              63,564                   -
  Mortality and expense risk charges (note 2) ...            (179,580)          (5,906)           (156,579)           (150,879)
                                                         ------------     ------------        ------------        ------------
     Net investment activity ....................            (176,590)          (5,906)            (93,015)           (150,879)
                                                         ------------     ------------        ------------        ------------

  Proceeds from mutual funds shares sold ........          25,764,412          355,895          18,327,207          13,840,093
  Cost of mutual fund shares sold ...............         (23,455,047)        (406,927)        (18,593,133)        (13,267,176)
                                                         ------------     ------------        ------------        ------------
     Realized gain (loss) on investments ........           2,309,365          (51,032)           (265,926)            572,917
  Change in unrealized gain (loss)
     on investments .............................          (3,118,499)        (278,346)         (3,259,201)         (2,899,584)
                                                         ------------     ------------        ------------        ------------
     Net gain (loss) on investments .............            (809,134)        (329,378)         (3,525,127)         (2,326,667)
                                                         ------------     ------------        ------------        ------------
  Reinvested capital gains ......................           1,973,989            5,242           3,220,610             785,729
                                                         ------------     ------------        ------------        ------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......        $    988,265         (330,042)           (397,532)         (1,691,817)
                                                         ============     ============        ============        ============

                                                          NBAMTGuard        NBAMTLMat           NBAMTPart          OppAggGro
                                                         ------------     ------------        ------------        ------------
Investment activity:
  Reinvested dividends ..........................              9,101            336,354              90,079                   -
  Mortality and expense risk charges (note 2) ...             (9,739)           (74,658)           (149,039)            (16,077)
                                                        ------------       ------------        ------------        ------------
     Net investment activity ....................               (638)           261,696             (58,960)            (16,077)
                                                        ------------       ------------        ------------        ------------

  Proceeds from mutual funds shares sold ........          3,454,002          3,815,217          14,620,287          11,993,584
  Cost of mutual fund shares sold ...............         (3,407,173)        (3,974,117)        (16,111,817)        (12,452,377)
                                                        ------------       ------------        ------------        ------------
     Realized gain (loss) on investments ........             46,829           (158,900)         (1,491,530)           (458,793)
  Change in unrealized gain (loss)
     on investments .............................            (81,448)           288,648            (534,052)           (265,960)
                                                        ------------       ------------        ------------        ------------
     Net gain (loss) on investments .............            (34,619)           129,748          (2,025,582)           (724,753)
                                                        ------------       ------------        ------------        ------------
  Reinvested capital gains ......................                  -                  -           1,915,674                   -
                                                        ------------       ------------        ------------        ------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......            (35,257)           391,444            (168,868)           (740,830)
                                                        ============       ============        ============        ============

                                                          OppBdFd            OppCapAp            OppGlSec         OppGroInc
                                                       -------------       -------------       -------------    -------------
Investment activity:
  Reinvested dividends ..........................        $   626,493              13,401              35,968                -
  Mortality and expense risk charges (note 2) ...           (112,981)           (220,986)           (188,214)          (5,070)
                                                       -------------       -------------       -------------    -------------
     Net investment activity ....................            513,512            (207,585)           (152,246)          (5,070)
                                                       -------------       -------------       -------------    -------------

  Proceeds from mutual funds shares sold ........          2,665,933          22,941,294          95,609,282          226,893
  Cost of mutual fund shares sold ...............         (2,891,008)        (21,242,922)        (95,153,576)        (234,145)
                                                       -------------       -------------       -------------    -------------
     Realized gain (loss) on investments ........           (225,075)          1,698,372             455,706           (7,252)
  Change in unrealized gain (loss)
     on investments .............................             46,464          (2,480,045)         (1,261,934)         (83,075)
                                                       -------------       -------------       -------------    -------------
     Net gain (loss) on investments .............           (178,611)           (781,673)           (806,228)         (90,327)
                                                       -------------       -------------       -------------    -------------
  Reinvested capital gains ......................                  -             715,120           2,010,402                -
                                                       -------------       -------------       -------------    -------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......        $   334,901            (274,138)          1,051,928          (95,397)
                                                       =============       =============       =============    =============

                                                          OppMult            StOpp2          StDisc2            StIntStk2
                                                       ------------      -------------    -------------       -------------
Investment activity:
  Reinvested dividends ..........................           233,244                  -                -                   -
  Mortality and expense risk charges (note 2) ...           (71,196)          (159,052)         (15,222)            (24,134)
                                                       ------------      -------------    -------------       -------------
     Net investment activity ....................           162,048           (159,052)         (15,222)            (24,134)
                                                       ------------      -------------    -------------       -------------

  Proceeds from mutual funds shares sold ........         1,916,937          9,594,329          562,656          41,306,879
  Cost of mutual fund shares sold ...............        (1,965,156)        (7,802,680)        (465,003)        (40,876,077)
                                                       ------------      -------------    -------------       -------------
     Realized gain (loss) on investments ........           (48,219)         1,791,649           97,653             430,802
  Change in unrealized gain (loss)
     on investments .............................          (216,658)        (2,534,485)         (39,730)           (561,636)
                                                       ------------      -------------    -------------       -------------
     Net gain (loss) on investments .............          (264,877)          (742,836)          57,923            (130,834)
                                                       ------------      -------------    -------------       -------------
  Reinvested capital gains ......................           338,764          1,389,404                -                   -
                                                       ------------      -------------    -------------       -------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......           235,935            487,516           42,701            (154,968)
                                                       ============      =============    =============       =============

                                                                    (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2000

                                                         VEWrldBd            VEWrldEMkt         VEWrldHAs          WPGPVenCp
                                                       -------------       -------------      -------------      -------------
Investment activity:
  Reinvested dividends ..........................        $    74,475                   -             10,192                  -
  Mortality and expense risk charges (note 2) ...            (18,372)            (30,835)            (9,987)           (24,001)
                                                       -------------       -------------      -------------      -------------
     Net investment activity ....................             56,103             (30,835)               205            (24,001)
                                                       -------------       -------------      -------------      -------------

  Proceeds from mutual funds shares sold ........          2,343,403          20,554,309          3,664,205          1,994,476
  Cost of mutual fund shares sold ...............         (2,511,591)        (20,973,498)        (3,626,288)        (1,549,390)
                                                       -------------       -------------      -------------      -------------
     Realized gain (loss) on investments ........           (168,188)           (419,189)            37,917            445,086
  Change in unrealized gain (loss)
     on investments .............................            102,007            (413,938)            (2,020)          (957,686)
                                                       -------------       -------------      -------------      -------------
     Net gain (loss) on investments .............            (66,181)           (833,127)            35,897           (512,600)
                                                       -------------       -------------      -------------      -------------
  Reinvested capital gains ......................                  -                   -                  -            141,261
                                                       -------------       -------------      -------------      -------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......        $   (10,078)           (863,962)            36,102           (395,340)
                                                       =============       =============      =============      =============

                                                          WPIntEq             WPSmCoGr
                                                       -------------       -------------
Investment activity:
  Reinvested dividends ..........................             30,415                   -
  Mortality and expense risk charges (note 2) ...            (87,090)           (197,117)
                                                       -------------       -------------
     Net investment activity ....................            (56,675)           (197,117)
                                                       -------------       -------------

  Proceeds from mutual funds shares sold ........        172,211,366          17,028,493
  Cost of mutual fund shares sold ...............       (172,337,036)        (12,652,400)
                                                       -------------       -------------
     Realized gain (loss) on investments ........           (125,670)          4,376,093
  Change in unrealized gain (loss)
     on investments .............................           (710,491)         (8,210,756)
                                                       -------------       -------------
     Net gain (loss) on investments .............           (836,161)         (3,834,663)
                                                       -------------       -------------
  Reinvested capital gains ......................            731,303           1,372,671
                                                       -------------       -------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......           (161,533)         (2,659,109)
                                                       =============       =============

See accompanying notes to financial statements.
--------------------------------------------------------------------------------

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2000 and 1999

                                                               Total                                   ACVPBal
                                                ----------------------------------      --------------------------------
                                                    2000                  1999               2000               1999
                                                -------------        -------------      -------------      -------------
Investment activity:
  Net investment income ................        $   3,810,210            4,398,198
  Realized gain (loss) on investments ..              (63,159)          56,528,695            (58,209)          (134,515)
  Change in unrealized gain (loss)
     on investments ....................          (69,437,018)           6,717,970           (196,992)          (147,565)
  Reinvested capital gains .............           36,597,091           14,782,161             67,398            586,056
                                                -------------        -------------      -------------      -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................          (29,092,876)          52,427,024           (133,983)           326,691
                                                -------------        -------------      -------------      -------------

Equity transactions:
  Purchase payments received from
     contract owners ...................           11,941,750           78,276,261             91,618            374,539
  Transfers between funds ..............                    -                    -           (213,946)            (9,888)
  Redemptions ..........................         (111,812,415)        (106,692,804)          (554,769)          (500,529)
  Annuity benefits .....................              (30,502)             (19,404)                 -                  -
  Annual contract maintenance charges
     (note 2) ..........................                    -                    -                  -                  -
  Contingent deferred sales charges
     (note 2) ..........................                    -                    -                  -                  -
  Adjustments to maintain reserves .....             (927,149)             294,335                132                (64)
                                                -------------        -------------      -------------      -------------
       Net equity transactions .........         (100,828,316)         (28,141,612)          (676,965)          (135,942)
                                                -------------        -------------      -------------      -------------

Net change in contract owners' equity ..         (129,921,192)          54,285,412           (810,948)           190,749
Contract owners' equity beginning
  of period ............................          558,672,499          504,387,087          4,173,448          3,982,699
                                                -------------        -------------      -------------      -------------
Contract owners' equity end of period ..        $ 428,751,307          558,672,499          3,362,500          4,173,448
                                                =============        =============      =============      =============

CHANGES IN UNITS:
  Beginning units ......................           34,457,212           34,850,276            271,809            281,337
                                                -------------        -------------      -------------      -------------
  Units purchased ......................           88,955,564          160,807,383             72,477            111,281
  Units redeemed .......................          (95,799,959)        (161,200,447)          (116,037)          (120,809)
                                                -------------        -------------      -------------      -------------
  Ending units .........................           27,612,817           34,457,212            228,249            271,809
                                                =============        =============      =============      =============

                                                            ACVPCapAp                              ACVPIncGr
                                               --------------------------------      --------------------------------
                                                   2000               1999               2000               1999
                                               -------------      -------------      -------------      -------------
Investment activity:
  Net investment income ................
  Realized gain (loss) on investments ..           1,145,962            691,089            262,816            303,182
  Change in unrealized gain (loss)
     on investments ....................          (1,119,987)           658,964           (849,309)           164,310
  Reinvested capital gains .............             163,820                  -                  -                  -
                                               -------------      -------------      -------------      -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................             117,821          1,313,856           (640,801)           427,419
                                               -------------      -------------      -------------      -------------

Equity transactions:
  Purchase payments received from
     contract owners ...................              53,066            104,184            140,668            429,821
  Transfers between funds ..............           1,849,588          1,069,815          2,487,356            867,863
  Redemptions ..........................            (568,759)          (386,137)          (698,699)          (964,403)
  Annuity benefits .....................                   -                  -                  -                  -
  Annual contract maintenance charges
     (note 2) ..........................                   -                  -                  -                  -
  Contingent deferred sales charges
     (note 2) ..........................                   -                  -                  -                  -
  Adjustments to maintain reserves .....                 176                 67                530              2,354
                                               -------------      -------------      -------------      -------------
       Net equity transactions .........           1,334,071            787,929          1,929,855            335,635
                                               -------------      -------------      -------------      -------------

Net change in contract owners' equity ..           1,451,892          2,101,785          1,289,054            763,054
Contract owners' equity beginning
  of period ............................           3,653,233          1,551,448          3,241,260          2,478,206
                                               -------------      -------------      -------------      -------------
Contract owners' equity end of period ..           5,105,125          3,653,233          4,530,314          3,241,260
                                               =============      =============      =============      =============

CHANGES IN UNITS:
  Beginning units ......................             261,539            180,090            257,680            229,150
                                               -------------      -------------      -------------      -------------
  Units purchased ......................             414,152            836,173            750,034            393,187
  Units redeemed .......................            (335,585)          (754,724)          (598,887)          (364,657)
                                               -------------      -------------      -------------      -------------
  Ending units .........................             340,106            261,539            408,827            257,680
                                               =============      =============      =============      =============

                                                                    (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                            ACVPInt                                ACVPValue
                                                --------------------------------       -------------------------------
                                                    2000                1999               2000               1999
                                                ------------        ------------       ------------       ------------
Investment activity:
  Net investment income ................        $   (349,127)           (244,975)            (8,912)           (18,127)
  Realized gain (loss) on investments ..           1,035,022           7,392,346            (85,147)          (182,123)
  Change in unrealized gain (loss)
     on investments ....................          (3,481,724)          3,088,550            388,330           (279,714)
  Reinvested capital gains .............             554,157                   -             58,898            209,382
                                                ------------        ------------       ------------       ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................          (2,241,672)         10,235,921            353,169           (270,582)
                                                ------------        ------------       ------------       ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................             325,010           1,230,040             24,077            338,659
  Transfers between funds ..............             704,977           1,077,633          1,075,575           (886,385)
  Redemptions ..........................          (4,156,171)         (2,067,608)          (443,961)          (324,178)
  Annuity benefits .....................              (5,246)             (3,019)            (1,676)            (1,537)
  Annual contract maintenance charges
     (note 2) ..........................                   -                   -                  -                  -
  Contingent deferred sales charges
     (note 2) ..........................                   -                   -                  -                  -
  Adjustments to maintain reserves .....               2,335              (2,209)               111                (58)
                                                ------------        ------------       ------------       ------------
       Net equity transactions .........          (3,129,095)            234,837            654,126           (873,499)
                                                ------------        ------------       ------------       ------------

Net change in contract owners' equity ..          (5,370,767)         10,470,758          1,007,295         (1,144,081)
Contract owners' equity beginning
  of period ............................          24,132,148          13,661,390          2,134,682          3,278,763
                                                ------------        ------------       ------------       ------------
Contract owners' equity end of period ..        $ 18,761,381          24,132,148          3,141,977          2,134,682
                                                ============        ============       ============       ============


CHANGES IN UNITS:
  Beginning units ......................             978,102             895,311            167,334            251,410
                                                ------------        ------------       ------------       ------------
  Units purchased ......................          11,937,351           8,183,942            962,738            380,088
  Units redeemed .......................         (11,987,636)         (8,101,151)          (918,288)          (464,164)
                                                ------------        ------------       ------------       ------------
  Ending units .........................             927,817             978,102            211,784            167,334
                                                ============        ============       ============       ============


                                                            DrySRGro                               DryStkIx
                                                -------------------------------        --------------------------------
                                                    2000                1999               2000                 1999
                                                ------------       ------------        ------------        ------------
Investment activity:
  Net investment income ................             (53,193)          (101,979)           (297,025)           (221,370)
  Realized gain (loss) on investments ..             573,010            901,623           3,518,357           9,976,136
  Change in unrealized gain (loss)
     on investments ....................          (1,310,340)           551,875         (10,020,006)           (577,072)
  Reinvested capital gains .............                   -            249,138             823,943             514,716
                                                ------------       ------------        ------------        ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................            (790,523)         1,600,657          (5,974,731)          9,692,410
                                                ------------       ------------        ------------        ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................             140,482            703,482             786,034           7,548,957
  Transfers between funds ..............             264,149            794,953           9,604,051          (3,376,077)
  Redemptions ..........................          (1,835,867)        (1,001,950)        (15,613,761)         (7,057,239)
  Annuity benefits .....................                   -                  -                   -                   -
  Annual contract maintenance charges
     (note 2) ..........................                   -                  -                   -                   -
  Contingent deferred sales charges
     (note 2) ..........................                   -                  -                   -                   -
  Adjustments to maintain reserves .....                 234                102               2,657                 609
                                                ------------       ------------        ------------        ------------
       Net equity transactions .........          (1,431,002)           496,587          (5,221,019)         (2,883,750)
                                                ------------       ------------        ------------        ------------

Net change in contract owners' equity ..          (2,221,525)         2,097,244         (11,195,750)          6,808,660
Contract owners' equity beginning
  of period ............................           7,547,914          5,450,670          60,903,502          54,094,842
                                                ------------       ------------        ------------        ------------
Contract owners' equity end of period ..           5,326,389          7,547,914          49,707,752          60,903,502
                                                ============       ============        ============        ============


CHANGES IN UNITS:
  Beginning units ......................             319,941            296,186           2,657,830           2,805,845
                                                ------------       ------------        ------------        ------------
  Units purchased ......................             111,558            333,896           3,748,899           3,616,090
  Units redeemed .......................            (174,011)          (310,141)         (3,980,565)         (3,764,105)
                                                ------------       ------------        ------------        ------------
  Ending units .........................             257,488            319,941           2,426,164           2,657,830
                                                ============       ============        ============        ============

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                        DryEuroEq                     DryAp
                                              ---------------- ------     ------------------------------
                                                  2000          1999          2000              1999
                                              -----------      ------     -----------        -----------
Investment activity:
  Net investment income ................        $    (177)          -         (36,402)           (46,524)
  Realized gain (loss) on investments ..             (873)          -          (5,647)         1,220,716
  Change in unrealized gain (loss)
     on investments ....................            3,819           -        (100,864)          (524,951)
  Reinvested capital gains .............            2,459           -          37,365             55,124
                                              -----------      ------     -----------        -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................            5,228           -        (105,548)           704,365
                                              -----------      ------     -----------        -----------

Equity transactions:
  Purchase payments received from
     contract owners ...................                -           -          77,340            839,452
  Transfers between funds ..............          262,065           -      (1,000,296)           938,506
  Redemptions ..........................          (52,860)          -        (829,599)        (2,181,652)
  Annuity benefits .....................                -           -               -                  -
  Annual contract maintenance charges
     (note 2) ..........................                -           -               -                  -
  Contingent deferred sales charges
     (note 2) ..........................                -           -               -                  -
  Adjustments to maintain reserves .....              388           -             182                (15)
                                              -----------      ------     -----------        -----------
       Net equity transactions .........          209,593           -      (1,752,373)          (403,709)

Net change in contract owners' equity ..          214,821           -      (1,857,921)           300,656
Contract owners' equity beginning
  of period ............................                -           -       5,180,562          4,879,906
                                              -----------      ------     -----------        -----------
Contract owners' equity end of period..         $ 214,821           -       3,322,641          5,180,562
                                              ===========      ======     ===========        ===========

CHANGES IN UNITS:
  Beginning units ......................                -           -         360,852            373,359
                                              -----------      ------     -----------        -----------
  Units purchased ......................           27,868           -          20,156          3,465,464
  Units redeemed .......................           (4,678)          -        (144,644)        (3,477,971)
                                              -----------      ------     -----------        -----------
  Ending units .........................           23,190           -         236,364            360,852
                                              ===========      ======     ===========        ===========

                                                          DryGrInc                               FidVIPEI
                                               ------------------------------         -------------------------------
                                                  2000               1999                 2000                 1999
                                               -----------        -----------         -----------         -----------
Investment activity:
  Net investment income ................           (33,194)           (28,952)            163,056              58,475
  Realized gain (loss) on investments ..           420,627             63,182          (3,885,138)          3,507,156
  Change in unrealized gain (loss)
     on investments ....................          (666,454)           349,913           2,785,219          (3,467,328)
  Reinvested capital gains .............           108,463            117,578           2,030,575           1,588,606
                                               -----------        -----------         -----------         -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................          (170,558)           501,721           1,093,712           1,686,909
                                               -----------        -----------         -----------         -----------

Equity transactions:
  Purchase payments received from
     contract owners ...................            62,652            272,978             452,329           2,909,702
  Transfers between funds ..............            52,858             31,306          (6,545,243)        (13,728,204)
  Redemptions ..........................          (840,135)          (380,817)         (4,283,155)         (6,482,410)
  Annuity benefits .....................                 -                  -              (2,870)             (2,988)
  Annual contract maintenance charges
     (note 2) ..........................                 -                  -                   -                   -
  Contingent deferred sales charges
     (note 2) ..........................                 -                  -                   -                   -
  Adjustments to maintain reserves .....               183                 16               1,777              55,498
                                               -----------        -----------         -----------         -----------
       Net equity transactions .........          (724,442)           (76,517)        (10,377,162)        (17,248,402)

Net change in contract owners' equity ..          (895,000)           425,204          (9,283,450)        (15,561,493)
Contract owners' equity beginning
  of period ............................         3,879,271          3,454,067          33,477,720          49,039,213
                                               -----------        -----------         -----------         -----------
Contract owners' equity end of period ..         2,984,271          3,879,271          24,194,270          33,477,720
                                               ===========        ===========         ===========         ===========

CHANGES IN UNITS:
  Beginning units ......................           267,211            274,063           2,098,395           3,221,133
                                               -----------        -----------         -----------         -----------
  Units purchased ......................           113,524             77,380           1,538,260           2,721,237
  Units redeemed .......................          (163,970)           (84,232)         (2,217,493)         (3,843,975)
                                               -----------        -----------         -----------         -----------
  Ending units .........................           216,765            267,211           1,419,162           2,098,395
                                               ===========        ===========         ===========         ===========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                            FidVIPGr                               FidVIPHI
                                                --------------------------------        --------------------------------
                                                    2000                1999                2000                1999
                                                ------------        ------------        ------------        ------------
Investment activity:
  Net investment income ................        $   (658,237)           (504,956)          1,510,519           2,619,824
  Realized gain (loss) on investments ..              71,252           7,160,249          (3,201,332)         (1,937,203)
  Change in unrealized gain (loss)
     on investments ....................         (11,199,876)          1,895,516          (2,676,426)          1,560,104
  Reinvested capital gains .............           6,209,756           3,945,522                   -             113,995
                                                ------------        ------------        ------------        ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................          (5,577,105)         12,496,331          (4,367,239)          2,356,720
                                                ------------        ------------        ------------        ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................             635,607           3,494,471             368,823           1,998,374
  Transfers between funds ..............          11,958,299           5,545,659          (8,240,181)         (3,776,540)
  Redemptions ..........................         (11,582,045)         (7,399,782)         (4,461,976)         (3,500,166)
  Annuity benefits .....................              (5,894)             (4,108)                  -                   -
  Annual contract maintenance charges
     (note 2) ..........................                   -                   -                   -                   -
  Contingent deferred sales charges
     (note 2) ..........................                   -                   -                   -                   -
  Adjustments to maintain reserves .....              17,306              31,244                 461                 710
                                                ------------        ------------        ------------        ------------
       Net equity transactions .........           1,023,273           1,667,484         (12,332,873)         (5,277,622)
                                                ------------        ------------        ------------        ------------

Net change in contract owners' equity ..          (4,553,832)         14,163,815         (16,700,112)         (2,920,902)
Contract owners' equity beginning
  of period ............................          45,217,406          31,053,591          29,037,140          31,958,042
                                                ------------        ------------        ------------        ------------
Contract owners' equity end of period ..        $ 40,663,574          45,217,406          12,337,028          29,037,140
                                                ============        ============        ============        ============


CHANGES IN UNITS:
  Beginning units ......................           1,803,875           1,677,985           2,271,367           2,664,520
                                                ------------        ------------        ------------        ------------
  Units purchased ......................           3,765,630           5,093,757           1,854,859           4,033,798
  Units redeemed .......................          (3,720,264)         (4,967,867)         (2,863,206)         (4,426,951)
                                                ------------        ------------        ------------        ------------
  Ending units .........................           1,849,241           1,803,875           1,263,020           2,271,367
                                                ============        ============        ============        ============


                                                              FidVIPOv                               FidVIPAM
                                                   -------------------------------        --------------------------------
                                                       2000               1999                2000                1999
                                                   ------------       ------------        ------------        ------------
Investment activity:
  Net investment income ................                 21,947            (27,067)            218,204             193,348
  Realized gain (loss) on investments ..               (766,180)         3,155,906             (61,825)             94,722
  Change in unrealized gain (loss)
     on investments ....................               (460,205)           405,515          (1,590,677)            307,881
  Reinvested capital gains .............              1,040,239            133,280             876,057             462,661
                                                   ------------       ------------        ------------        ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................               (164,199)         3,667,634            (558,241)          1,058,612
                                                   ------------       ------------        ------------        ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................                123,044            600,133             142,658           1,986,331
  Transfers between funds ..............               (441,361)          (957,966)           (636,459)            706,046
  Redemptions ..........................             (1,803,748)          (848,535)         (1,740,658)         (1,323,417)
  Annuity benefits .....................                      -                  -                   -                   -
  Annual contract maintenance charges
     (note 2) ..........................                      -                  -                   -                   -
  Contingent deferred sales charges
     (note 2) ..........................                      -                  -                   -                   -
  Adjustments to maintain reserves .....                    292             (1,343)                511                 134
                                                   ------------       ------------        ------------        ------------
       Net equity transactions .........             (2,121,773)        (1,207,711)         (2,233,948)          1,369,094
                                                   ------------       ------------        ------------        ------------

Net change in contract owners' equity ..             (2,285,972)         2,459,923          (2,792,189)          2,427,706
Contract owners' equity beginning
  of period ............................              8,145,923          5,686,000          12,050,395           9,622,689
                                                   ------------       ------------        ------------        ------------
Contract owners' equity end of period ..              5,859,951          8,145,923           9,258,206          12,050,395
                                                   ============       ============        ============        ============


CHANGES IN UNITS:
  Beginning units ......................                434,604            426,409             740,236             647,152
                                                   ------------       ------------        ------------        ------------
  Units purchased ......................             16,285,300          9,515,451              61,502             424,884
  Units redeemed .......................            (16,327,747)        (9,507,256)           (201,101)           (331,800)
                                                   ------------       ------------        ------------        ------------
  Ending units .........................                392,157            434,604             600,637             740,236
                                                   ============       ============        ============        ============

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                            FidVIPCon                              FidVIPGrOp
                                                --------------------------------        --------------------------------
                                                    2000                1999                2000                1999
                                                ------------        ------------        ------------        ------------
Investment activity:
  Net investment income ................        $   (327,147)           (339,704)             57,294            (131,111)
  Realized gain (loss) on investments ..              70,795           6,419,339          (4,083,357)          2,695,851
  Change in unrealized gain (loss)
     on investments ....................          (6,689,785)           (669,926)         (1,662,017)         (2,262,934)
  Reinvested capital gains .............           4,386,537           1,419,156           1,786,988             411,041
                                                ------------        ------------        ------------        ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................          (2,559,600)          6,828,865          (3,901,092)            712,847
                                                ------------        ------------        ------------        ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................             432,039           2,446,510              51,745             961,172
  Transfers between funds ..............             640,733          (7,950,349)          4,332,625            (767,741)
  Redemptions ..........................          (7,364,103)         (5,358,878)         (4,150,940)         (1,944,495)
  Annuity benefits .....................                (950)               (291)                  -                   -
  Annual contract maintenance charges
     (note 2) ..........................                   -                   -                   -                   -
  Contingent deferred sales charges
     (note 2) ..........................                   -                   -                   -                   -
  Adjustments to maintain reserves .....              19,951             104,739               4,716              70,237
                                                ------------        ------------        ------------        ------------
       Net equity transactions .........          (6,272,330)        (10,758,269)            238,146          (1,680,827)
                                                ------------        ------------        ------------        ------------

Net change in contract owners' equity ..          (8,831,930)         (3,929,404)         (3,662,946)           (967,980)
Contract owners' equity beginning
  of period ............................          34,196,758          38,126,162          20,543,079          21,511,059
                                                ------------        ------------        ------------        ------------
Contract owners' equity end of period ..        $ 25,364,828          34,196,758          16,880,133          20,543,079
                                                ============        ============        ============        ============

CHANGES IN UNITS:
  Beginning units ......................           1,507,921           2,058,934           1,490,097           1,603,375
                                                ------------        ------------        ------------        ------------
  Units purchased ......................             358,016           1,927,173           4,353,825           4,561,363
  Units redeemed .......................            (650,595)         (2,478,186)         (4,345,927)         (4,674,641)
                                                ------------        ------------        ------------        ------------
  Ending units .........................           1,215,342           1,507,921           1,497,995           1,490,097
                                                ============        ============        ============        ============

                                                            JanCapAp                                JanGlTech
                                                --------------------------------        --------------------------------
                                                    2000                   1999             2000                 1999
                                                ------------              ------        ------------            -------
Investment activity:
  Net investment income ................              (2,540)                -                (3,513)              -
  Realized gain (loss) on investments ..            (118,046)                -              (140,515)              -
  Change in unrealized gain (loss)
     on investments ....................            (293,380)                -              (291,567)              -
  Reinvested capital gains .............                   -                 -                     -               -
                                                ------------              ------        ------------            -------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................            (413,966)                -              (435,595)              -
                                                ------------              ------        ------------            -------

Equity transactions:
  Purchase payments received from
     contract owners ...................              68,495                 -                62,089               -
  Transfers between funds ..............           2,204,234                 -             1,215,673               -
  Redemptions ..........................            (170,053)                -               (94,047)              -
  Annuity benefits .....................                   -                 -                     -               -
  Annual contract maintenance charges
     (note 2) ..........................                   -                 -                     -               -
  Contingent deferred sales charges
     (note 2) ..........................                   -                 -                     -               -
  Adjustments to maintain reserves .....                (351)                -                  (154)              -
                                                ------------              ------        ------------            -------
       Net equity transactions .........           2,102,325                 -             1,183,561               -
                                                ------------              ------        ------------            -------

Net change in contract owners' equity ..           1,688,359                 -               747,966               -
Contract owners' equity beginning
  of period ............................                   -                 -                     -               -
                                                ------------              ------        ------------            -------
Contract owners' equity end of period ..           1,688,359                 -               747,966               -
                                                ============              ======        ============            =======

CHANGES IN UNITS:
  Beginning units ......................                   -                 -                     -               -
                                                ------------              ------        ------------            -------
  Units purchased ......................             236,527                 -               125,421               -
  Units redeemed .......................             (21,643)                -               (14,009)              -
                                                ------------              ------        ------------            -------
  Ending units .........................             214,884                 -               111,412               -
                                                ============              ======        ============            =======

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                        JanIntGro                         MSEmMkt
                                                -------------------------       ----------------------------
                                                   2000             1999            2000            1999
                                                -----------        ------       -----------      -----------
Investment activity:
  Net investment income ................        $    69,376             -            20,717           18,683
  Realized gain (loss) on investments ..            (99,177)            -             8,248           53,403
  Change in unrealized gain (loss)
     on investments ....................           (318,674)            -           (24,363)          15,494
  Reinvested capital gains .............                  -             -                 -                -
                                                -----------        ------       -----------      -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................           (348,475)            -             4,602           87,580
                                                -----------        ------       -----------      -----------

Equity transactions:
  Purchase payments received from
     contract owners ...................            103,149             -             6,463           68,452
  Transfers between funds ..............          2,301,917             -           393,450         (225,156)
  Redemptions ..........................           (580,909)            -          (237,581)         (76,261)
  Annuity benefits .....................                  -             -                 -                -
  Annual contract maintenance charges
     (note 2) ..........................                  -             -                 -                -
  Contingent deferred sales charges
     (note 2) ..........................                  -             -                 -                -
  Adjustments to maintain reserves .....               (527)            -                15                5
                                                -----------        ------       -----------      -----------
       Net equity transactions .........          1,823,630             -           162,347         (232,960)
                                                -----------        ------       -----------      -----------

Net change in contract owners' equity ..          1,475,155             -           166,949         (145,380)
Contract owners' equity beginning
  of period ............................                  -             -           192,751          338,131
                                                -----------        ------       -----------      -----------
Contract owners' equity end of period ..        $ 1,475,155             -           359,700          192,751
                                                ===========        ======       ===========      ===========


CHANGES IN UNITS:
  Beginning units ......................                  -             -            21,848           48,867
                                                -----------        ------       -----------      -----------
  Units purchased ......................            261,077             -            39,821          466,344
  Units redeemed .......................            (73,763)            -           (24,530)        (493,363)
                                                -----------        ------       -----------      -----------
  Ending units .........................            187,314             -            37,139           21,848
                                                ===========        ======       ===========      ===========

                                                         MSUSRE                                NSATCapAp
                                             ------------------------------         -------------------------------
                                                2000                1999                2000                1999
                                             -----------        -----------         -----------         -----------
Investment activity:
  Net investment income ................       1,127,632            269,049            (162,103)           (259,881)
  Realized gain (loss) on investments ..         353,960         (1,043,162)         (3,308,870)          3,136,769
  Change in unrealized gain (loss)
     on investments ....................         265,799            578,992          (2,897,648)         (3,036,396)
  Reinvested capital gains .............          23,765                  -           2,840,839             998,848
                                             -----------        -----------         -----------         -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       1,771,156           (195,121)         (3,527,782)            839,340
                                             -----------        -----------         -----------         -----------

Equity transactions:
  Purchase payments received from
     contract owners ...................          39,656            464,089             243,549           2,742,904
  Transfers between funds ..............         611,529         (1,991,821)          4,369,885         (12,557,885)
  Redemptions ..........................        (856,185)          (975,564)         (3,206,890)         (6,108,886)
  Annuity benefits .....................               -                  -                   -                   -
  Annual contract maintenance charges
     (note 2) ..........................               -                  -                   -                   -
  Contingent deferred sales charges
     (note 2) ..........................               -                  -                   -                   -
  Adjustments to maintain reserves .....        (844,181)               (13)                165                 (51)
                                             -----------        -----------         -----------         -----------
       Net equity transactions .........      (1,049,181)        (2,503,309)          1,406,709         (15,923,918)
                                             -----------        -----------         -----------         -----------

Net change in contract owners' equity ..         721,975         (2,698,430)         (2,121,073)        (15,084,578)
Contract owners' equity beginning
  of period ............................       3,861,765          6,560,195          14,543,584          29,628,162
                                             -----------        -----------         -----------         -----------
Contract owners' equity end of period ..       4,583,740          3,861,765          12,422,511          14,543,584
                                             ===========        ===========         ===========         ===========


CHANGES IN UNITS:
  Beginning units ......................         285,435            461,738             700,550           1,466,627
                                             -----------        -----------         -----------         -----------
  Units purchased ......................         657,106            244,405           2,385,610           1,671,037
  Units redeemed .......................        (674,104)          (420,708)         (2,259,739)         (2,437,114)
                                             -----------        -----------         -----------         -----------
  Ending units .........................         268,437            285,435             826,421             700,550
                                             ===========        ===========         ===========         ===========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                      NSATGlTech                     NSATGvtBd
                                             -----------------------      -------------------------------
                                                 2000          1999           2000                1999
                                             -----------      ------      -----------         -----------
Investment activity:
  Net investment income ................        $   (179)          -          585,020             627,749
  Realized gain (loss) on investments ..          18,624           -         (602,594)           (697,634)
  Change in unrealized gain (loss)
     on investments ....................          (1,699)          -        1,371,443            (536,083)
  Reinvested capital gains .............             254           -                -              29,496
                                             -----------      ------      -----------         -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................          17,000           -        1,353,869            (576,472)
                                             -----------      ------      -----------         -----------

Equity transactions:
  Purchase payments received from
     contract owners ...................               -           -          260,877           1,871,746
  Transfers between funds ..............          (4,894)          -       (1,536,828)          1,366,887
  Redemptions ..........................               -           -       (2,053,211)         (2,169,513)
  Annuity benefits .....................               -           -                -                   -
  Annual contract maintenance charges
     (note 2) ..........................               -           -                -                   -
  Contingent deferred sales charges
     (note 2) ..........................               -           -                -                   -
  Adjustments to maintain reserves .....             588           -              615                 (84)
                                             -----------      ------      -----------         -----------
       Net equity transactions .........          (4,306)          -       (3,328,547)          1,069,036
                                             -----------      ------      -----------         -----------

Net change in contract owners' equity ..          12,694           -       (1,974,678)            492,564
Contract owners' equity beginning
  of period ............................               -           -       15,566,559          15,073,995
                                             -----------      ------      -----------         -----------
Contract owners' equity end of period ..        $ 12,694           -       13,591,881          15,566,559
                                             ===========      ======      ===========         ===========


CHANGES IN UNITS:
  Beginning units ......................               -           -        1,373,951           1,280,403
                                             -----------      ------      -----------         -----------
  Units purchased ......................           2,933           -          815,248           1,553,995
  Units redeemed .......................            (816)          -       (1,107,605)         (1,460,447)
                                             -----------      ------      -----------         -----------
  Ending units .........................           2,117           -        1,081,594           1,373,951
                                             ===========      ======      ===========         ===========

                                                       NSATGrFoc                      NSATMidCap
                                             --------------------------       ------------------------
                                                 2000             1999           2000            1999
                                             -----------        -------       ---------         ------
Investment activity:
  Net investment income ................            (225)             -          (1,131)             -
  Realized gain (loss) on investments ..          17,238              -         (19,039)             -
  Change in unrealized gain (loss)
     on investments ....................          (6,660)             -         (10,988)             -
  Reinvested capital gains .............               -              -          14,235              -
                                             -----------        -------       ---------          -----
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................          10,353              -         (16,923)             -
                                             -----------        -------       ---------          -----

Equity transactions:
  Purchase payments received from
     contract owners ...................               -              -             451              -
  Transfers between funds ..............          34,829              -         683,502              -
  Redemptions ..........................               -              -         (45,360)             -
  Annuity benefits .....................               -              -               -              -
  Annual contract maintenance charges
     (note 2) ..........................               -              -               -              -
  Contingent deferred sales charges
     (note 2) ..........................               -              -               -              -
  Adjustments to maintain reserves .....               -              -              (1)             -
                                             -----------        -------       ---------          -----
       Net equity transactions .........          34,829              -         638,592              -
                                             -----------        -------       ---------          -----

Net change in contract owners' equity ..          45,182              -         621,669              -
Contract owners' equity beginning
  of period ............................               -              -               -              -
                                             -----------        -------       ---------          -----
Contract owners' equity end of period ..          45,182              -         621,669              -
                                             ===========        =======       =========          =====


CHANGES IN UNITS:
  Beginning units ......................               -              -               -              -
                                             -----------        -------       ---------          -----
  Units purchased ......................           8,785              -          63,866              -
  Units redeemed .......................          (1,638)             -          (4,182)             -
                                             -----------        -------       ---------          -----
  Ending units .........................           7,147              -          59,684              -
                                             ===========        =======       =========          =====

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                           NSATMyMkt                        NSATMSecBd
                                                --------------------------------     ------------------------
                                                    2000                1999             2000           1999
                                                ------------        ------------     ------------      ------
Investment activity:
  Net investment income ................        $  2,450,694           2,430,128           11,567           -
  Realized gain (loss) on investments ..                   -                   -            7,268           -
  Change in unrealized gain (loss)
     on investments ....................                   -                   -            1,191           -
  Reinvested capital gains .............                   -                   -                -           -
                                                ------------        ------------     ------------      ------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................           2,450,694           2,430,128           20,026           -
                                                ------------        ------------     ------------      ------

Equity transactions:
  Purchase payments received from
     contract owners ...................           5,380,331          38,509,617                1           -
  Transfers between funds ..............         (38,348,180)         41,288,252          309,276           -
  Redemptions ..........................         (18,017,156)        (36,785,520)          (4,478)          -
  Annuity benefits .....................                   -                   -                -           -
  Annual contract maintenance charges
     (note 2) ..........................                   -                   -                -           -
  Contingent deferred sales charges
     (note 2) ..........................                   -                   -                -           -
  Adjustments to maintain reserves .....               3,307              37,103             (813)          -
                                                ------------        ------------     ------------      ------
       Net equity transactions .........         (50,981,698)         43,049,452          303,986           -
                                                ------------        ------------     ------------      ------

Net change in contract owners' equity ..         (48,531,004)         45,479,580          324,012           -
Contract owners' equity beginning
  of period ............................          96,627,605          51,148,025                -           -
                                                ------------        ------------     ------------      ------
Contract owners' equity end of period ..        $ 48,096,601          96,627,605          324,012           -
                                                ============        ============     ============      ======


CHANGES IN UNITS:
  Beginning units ......................           8,415,001           4,602,554                -           -
                                                ------------        ------------     ------------      ------
  Units purchased ......................           6,153,570          84,523,746           31,610           -
  Units redeemed .......................         (10,560,256)        (80,711,299)            (431)          -
                                                ------------        ------------     ------------      ------
  Ending units .........................           4,008,315           8,415,001           31,179           -
                                                ============        ============     ============      ======

                                                           NSATSmCapG                        NSATSmCapV
                                                 --------------------------        -----------------------------
                                                     2000             1999             2000             1999
                                                 -----------         ------        ------------     ------------
Investment activity:
  Net investment income ................              (2,110)             -             (37,701)         (30,069)
  Realized gain (loss) on investments ..              33,771              -              (6,775)         266,775
  Change in unrealized gain (loss)
     on investments ....................               5,432              -            (916,185)         (91,757)
  Reinvested capital gains .............                 299              -             970,875          230,135
                                                 -----------         ------        ------------     ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................              37,392              -              10,214          375,084
                                                 -----------         ------        ------------     ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................              42,690              -              31,399          181,544
  Transfers between funds ..............             160,225              -           4,729,702        1,849,447
  Redemptions ..........................              (1,880)             -            (657,160)      (1,378,599)
  Annuity benefits .....................                   -              -                   -                -
  Annual contract maintenance charges
     (note 2) ..........................                   -              -                   -                -
  Contingent deferred sales charges
     (note 2) ..........................                   -              -                   -                -
  Adjustments to maintain reserves .....                   4              -                 107               16
                                                 -----------         ------        ------------     ------------
       Net equity transactions .........             201,039              -           4,104,048          652,408
                                                 -----------         ------        ------------     ------------

Net change in contract owners' equity ..             238,431              -           4,114,262        1,027,492
Contract owners' equity beginning
  of period ............................                   -              -           1,524,070          496,578
                                                 -----------         ------        ------------     ------------
Contract owners' equity end of period ..             238,431              -           5,638,332        1,524,070
                                                 ===========         ======        ============     ============


CHANGES IN UNITS:
  Beginning units ......................                   -              -             141,986           58,284
                                                 -----------         ------        ------------     ------------
  Units purchased ......................              32,300              -           1,409,891        2,174,994
  Units redeemed .......................              (2,648)             -          (1,072,593)      (2,091,292)
                                                 -----------         ------        ------------     ------------
  Ending units .........................              29,652              -             479,284          141,986
                                                 ===========         ======        ============     ============

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                            NSATSmCo                            NSATStMCap
                                                --------------------------------       ---------------------------
                                                    2000                1999               2000              1999
                                                ------------        ------------       ------------         ------
Investment activity:
  Net investment income ................        $   (176,590)           (139,907)            (5,906)             -
  Realized gain (loss) on investments ..           2,309,365           2,598,378            (51,032)             -
  Change in unrealized gain (loss)
     on investments ....................          (3,118,499)            756,420           (278,346)             -
  Reinvested capital gains .............           1,973,989             478,555              5,242              -
                                                ------------        ------------       ------------         ------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................             988,265           3,693,446           (330,042)             -
                                                ------------        ------------       ------------         ------

Equity transactions:
  Purchase payments received from
     contract owners ...................             188,033             574,894             44,035              -
  Transfers between funds ..............             660,475             745,285          1,328,397              -
  Redemptions ..........................          (2,130,973)         (2,216,287)           (77,570)             -
  Annuity benefits .....................              (4,198)             (2,123)                 -              -
  Annual contract maintenance charges
     (note 2) ..........................                   -                   -                  -              -
  Contingent deferred sales charges
     (note 2) ..........................                   -                   -                  -              -
  Adjustments to maintain reserves .....                 226                 162                 (9)             -
                                                ------------        ------------       ------------         ------
       Net equity transactions .........          (1,286,437)           (898,069)         1,294,853              -
                                                ------------        ------------       ------------         ------

Net change in contract owners' equity ..            (298,172)          2,795,377            964,811              -
Contract owners' equity beginning
  of period ............................          11,567,239           8,771,862                  -              -
                                                ------------        ------------       ------------         ------
Contract owners' equity end of period ..        $ 11,269,067          11,567,239            964,811              -
                                                ============        ============       ============         ======


CHANGES IN UNITS:
  Beginning units ......................             581,774             626,515                  -              -
                                                ------------        ------------       ------------         ------
  Units purchased ......................           1,240,332           2,424,148            129,125              -
  Units redeemed .......................          (1,293,896)         (2,468,889)            (9,609)             -
                                                ------------        ------------       ------------         ------
  Ending units .........................             528,210             581,774            119,516              -
                                                ============        ============       ============         ======

                                                              NSATTotRe                            NBAMTGro
                                                 --------------------------------       -------------------------------
                                                     2000                1999               2000               1999
                                                 ------------        ------------       ------------       ------------
Investment activity:
  Net investment income ................              (93,015)           (107,700)          (150,879)           (33,251)
  Realized gain (loss) on investments ..             (265,926)          1,235,487            572,917            301,032
  Change in unrealized gain (loss)
     on investments ....................           (3,259,201)         (1,000,830)        (2,899,584)           817,823
  Reinvested capital gains .............            3,220,610             500,011            785,729            102,839
                                                 ------------        ------------       ------------       ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................             (397,532)            626,968         (1,691,817)         1,188,443
                                                 ------------        ------------       ------------       ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................               46,098           1,669,251            159,023             98,067
  Transfers between funds ..............           (2,003,395)            217,154          4,682,924          2,645,469
  Redemptions ..........................           (3,147,579)         (1,581,603)        (1,975,019)          (335,675)
  Annuity benefits .....................                    -                   -                  -                  -
  Annual contract maintenance charges
     (note 2) ..........................                    -                   -                  -                  -
  Contingent deferred sales charges
     (note 2) ..........................                    -                   -                  -                  -
  Adjustments to maintain reserves .....                  463                   3            (40,056)                54
                                                 ------------        ------------       ------------       ------------
       Net equity transactions .........           (5,104,413)            304,805          2,826,872          2,407,915
                                                 ------------        ------------       ------------       ------------

Net change in contract owners' equity ..           (5,501,945)            931,773          1,135,055          3,596,358
Contract owners' equity beginning
  of period ............................           14,126,186          13,194,413          6,856,877          3,260,519
                                                 ------------        ------------       ------------       ------------
Contract owners' equity end of period ..            8,624,241          14,126,186          7,991,932          6,856,877
                                                 ============        ============       ============       ============


CHANGES IN UNITS:
  Beginning units ......................              775,829             763,732            305,261            215,146
                                                 ------------        ------------       ------------       ------------
  Units purchased ......................              624,576             952,605            780,449            416,062
  Units redeemed .......................             (909,410)           (940,508)          (677,072)          (325,947)
                                                 ------------        ------------       ------------       ------------
  Ending units .........................              490,995             775,829            408,638            305,261
                                                 ============        ============       ============       ============

                                                                    (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                            NBAMTGuard                          NBAMTLMat
                                                ------------------------------        ------------------------------
                                                    2000               1999              2000               1999
                                                -----------        -----------        -----------        -----------
Investment activity:
  Net investment income ................        $      (638)           (14,412)           261,696            368,234
  Realized gain (loss) on investments ..             46,829             72,936           (158,900)          (211,330)
  Change in unrealized gain (loss)
     on investments ....................            (81,448)            (2,868)           288,648           (162,778)
                                                -----------        -----------        -----------        -----------
  Reinvested capital gains .............                  -                  -                  -                  -
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................            (35,257)            55,656            391,444             (5,874)
                                                -----------        -----------        -----------        -----------

Equity transactions:
  Purchase payments received from
     contract owners ...................              9,792             61,911             69,355            817,903
  Transfers between funds ..............           (983,518)         1,389,926           (131,743)        (2,291,304)
  Redemptions ..........................           (164,797)          (463,097)          (654,035)        (1,888,599)
  Annuity benefits .....................                  -                  -                  -                  -
  Annual contract maintenance charges
     (note 2) ..........................                  -                  -                  -                  -
  Contingent deferred sales charges
     (note 2) ..........................                  -                  -                  -                  -
  Adjustments to maintain reserves .....                 24                 (8)          (121,991)               (12)
                                                -----------        -----------        -----------        -----------
       Net equity transactions .........         (1,138,499)           988,732           (838,414)        (3,362,012)
                                                -----------        -----------        -----------        -----------

Net change in contract owners' equity ..         (1,173,756)         1,044,388           (446,970)        (3,367,886)
Contract owners' equity beginning
  of period ............................          1,735,967            691,579          5,540,661          8,908,547
                                                -----------        -----------        -----------        -----------
Contract owners' equity end of period ..        $   562,211          1,735,967          5,093,691          5,540,661
                                                ===========        ===========        ===========        ===========


CHANGES IN UNITS:
  Beginning units ......................            165,280             74,580            501,453            806,311
                                                -----------        -----------        -----------        -----------
  Units purchased ......................            228,041            468,733            283,454            214,286
  Units redeemed .......................           (339,617)          (378,033)          (346,880)          (519,144)
                                                -----------        -----------        -----------        -----------
  Ending units .........................             53,704            165,280            438,027            501,453
                                                ===========        ===========        ===========        ===========

                                                            NBAMTPart                           OppAggGro
                                                 -------------------------------        --------------------------
                                                    2000                1999               2000              1999
                                                 -----------        ------------        -----------         ------
Investment activity:
  Net investment income ................             (58,960)             31,577            (16,077)             -
  Realized gain (loss) on investments ..          (1,491,530)            914,892           (458,793)             -
  Change in unrealized gain (loss)
     on investments ....................            (534,052)           (685,018)          (265,960)             -
                                                 -----------        ------------        -----------         ------
  Reinvested capital gains .............           1,915,674             507,229                  -              -
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................            (168,868)            768,680           (740,830)             -
                                                 -----------        ------------        -----------         ------

Equity transactions:
  Purchase payments received from
     contract owners ...................              91,401           1,170,383             62,778              -
  Transfers between funds ..............          (2,642,518)        (11,477,114)         2,941,923              -
  Redemptions ..........................          (1,754,872)         (2,037,854)          (185,606)             -
  Annuity benefits .....................              (2,304)             (1,792)                 -              -
  Annual contract maintenance charges
     (note 2) ..........................                   -                   -                  -              -
  Contingent deferred sales charges
     (note 2) ..........................                   -                   -                  -              -
  Adjustments to maintain reserves .....                 725                 (92)               (26)             -
                                                 -----------        ------------        -----------         ------
       Net equity transactions .........          (4,307,568)        (12,346,469)         2,819,069              -
                                                 -----------        ------------        -----------         ------

Net change in contract owners' equity ..          (4,476,436)        (11,577,789)         2,078,239              -
Contract owners' equity beginning
  of period ............................          13,031,999          24,609,788                  -              -
                                                 -----------        ------------        -----------         ------
Contract owners' equity end of period ..           8,555,563          13,031,999          2,078,239              -
                                                 ===========        ============        ===========         ======


CHANGES IN UNITS:
  Beginning units ......................             756,409           1,512,099                  -              -
                                                 -----------        ------------        -----------         ------
  Units purchased ......................             719,276             521,297            292,151              -
  Units redeemed .......................            (975,387)         (1,276,987)           (23,953)             -
                                                 -----------        ------------        -----------         ------
  Ending units .........................             500,298             756,409            268,198              -
                                                 ===========        ============        ===========         ======

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                            OppBdFd                                OppCapAp
                                                -------------------------------         -------------------------------
                                                    2000                1999               2000                 1999
                                                -----------         -----------         -----------         -----------
Investment activity:
  Net investment income ................        $   513,512             378,385            (207,585)            (47,093)
  Realized gain (loss) on investments ..           (225,075)           (124,608)          1,698,372             431,012
  Change in unrealized gain (loss)
     on investments ....................             46,464            (593,132)         (2,480,045)          1,015,040
  Reinvested capital gains .............                  -              50,039             715,120             152,407
                                                -----------         -----------         -----------         -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................            334,901            (289,316)           (274,138)          1,551,366
                                                -----------         -----------         -----------         -----------

Equity transactions:
  Purchase payments received from
     contract owners ...................             95,999           1,008,386              75,259             286,263
  Transfers between funds ..............            145,055          (1,563,027)          5,332,507           7,500,359
  Redemptions ..........................           (765,413)         (1,386,958)         (3,561,902)           (632,389)
  Annuity benefits .....................                  -                   -                   -                   -
  Annual contract maintenance charges
     (note 2) ..........................                  -                   -                   -                   -
  Contingent deferred sales charges
     (note 2) ..........................                  -                   -                   -                   -
  Adjustments to maintain reserves .....                304                 (41)                585                  64
                                                -----------         -----------         -----------         -----------
       Net equity transactions .........           (524,055)         (1,941,640)          1,846,449           7,154,297
                                                -----------         -----------         -----------         -----------

Net change in contract owners' equity ..           (189,154)         (2,230,956)          1,572,311           8,705,663
Contract owners' equity beginning
  of period ............................          8,493,656          10,724,612          10,111,617           1,405,954
                                                -----------         -----------         -----------         -----------
Contract owners' equity end of period ..        $ 8,304,502           8,493,656          11,683,928          10,111,617
                                                ===========         ===========         ===========         ===========


CHANGES IN UNITS:
  Beginning units ......................            750,565             919,786             568,790             110,408
                                                -----------         -----------         -----------         -----------
  Units purchased ......................            203,892             333,369           1,464,576           1,082,619
  Units redeemed .......................           (252,650)           (502,590)         (1,364,972)           (624,237)
                                                -----------         -----------         -----------         -----------
  Ending units .........................            701,807             750,565             668,394             568,790
                                                ===========         ===========         ===========         ===========


                                                              OppGlSec                             OppGroInc
                                                   -------------------------------         --------------------------
                                                      2000                 1999               2000              1999
                                                   -----------         -----------         -----------         ------
Investment activity:
  Net investment income ................              (152,246)            (34,082)             (5,070)             -
  Realized gain (loss) on investments ..               455,706           3,214,686              (7,252)             -
  Change in unrealized gain (loss)
     on investments ....................            (1,261,934)            908,671             (83,075)             -
  Reinvested capital gains .............             2,010,402             318,556                   -              -
                                                   -----------         -----------         -----------         ------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................             1,051,928           4,407,831             (95,397)             -
                                                   -----------         -----------         -----------         ------

Equity transactions:
  Purchase payments received from
     contract owners ...................               243,423             664,356               6,225              -
  Transfers between funds ..............             1,833,164          (2,467,451)            873,422              -
  Redemptions ..........................            (2,492,038)         (1,700,498)            (35,432)             -
  Annuity benefits .....................                (5,432)             (3,102)                  -              -
  Annual contract maintenance charges
     (note 2) ..........................                     -                   -                   -              -
  Contingent deferred sales charges
     (note 2) ..........................                     -                   -                   -              -
  Adjustments to maintain reserves .....                   241              (2,033)                (15)             -
                                                   -----------         -----------         -----------         ------
       Net equity transactions .........              (420,642)         (3,508,728)            844,200              -
                                                   -----------         -----------         -----------         ------

Net change in contract owners' equity ..               631,286             899,103             748,803              -
Contract owners' equity beginning
  of period ............................            10,845,594           9,946,491                   -              -
                                                   -----------         -----------         -----------         ------
Contract owners' equity end of period ..            11,476,880          10,845,594             748,803              -
                                                   ===========         ===========         ===========         ======


CHANGES IN UNITS:
  Beginning units ......................               454,998             652,299                   -              -
                                                   -----------         -----------         -----------         ------
  Units purchased ......................             3,967,731           1,275,458              87,454              -
  Units redeemed .......................            (3,957,614)         (1,472,759)             (3,951)             -
                                                   -----------         -----------         -----------         ------
  Ending units .........................               465,115             454,998              83,503              -
                                                   ===========         ===========         ===========         ======


                                                                    (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                            OppMult                                 StOpp2
                                                ------------------------------         -------------------------------
                                                    2000               1999               2000                1999
                                                -----------        -----------         -----------         -----------
Investment activity:
  Net investment income ................        $   162,048             93,357            (159,052)           (124,119)
  Realized gain (loss) on investments ..            (48,219)           (17,790)          1,791,649             571,848
  Change in unrealized gain (loss)
     on investments ....................           (216,658)           163,061          (2,534,485)          1,190,733
  Reinvested capital gains .............            338,764            239,845           1,389,404             835,183
                                                -----------        -----------         -----------         -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................            235,935            478,473             487,516           2,473,645
                                                -----------        -----------         -----------         -----------

Equity transactions:
  Purchase payments received from
     contract owners ...................            158,055            320,580             154,739             444,100
  Transfers between funds ..............           (119,231)          (172,557)            543,054            (679,844)
  Redemptions ..........................         (1,068,621)          (306,699)         (1,132,449)         (1,033,325)
  Annuity benefits .....................                  -                  -                   -                   -
  Annual contract maintenance charges
     (note 2) ..........................                  -                  -                   -                   -
  Contingent deferred sales charges
     (note 2) ..........................                  -                  -                   -                   -
  Adjustments to maintain reserves .....                213                 15                 318                (120)
                                                -----------        -----------         -----------         -----------
       Net equity transactions .........         (1,029,584)          (158,661)           (434,338)         (1,269,189)
                                                -----------        -----------         -----------         -----------

Net change in contract owners' equity ..           (793,649)           319,812              53,178           1,204,456
Contract owners' equity beginning
  of period ............................          5,270,225          4,950,413          10,919,497           9,715,041
                                                -----------        -----------         -----------         -----------
Contract owners' equity end of period ..        $ 4,476,576          5,270,225          10,972,675          10,919,497
                                                ===========        ===========         ===========         ===========


CHANGES IN UNITS:
  Beginning units ......................            353,977            366,336             524,454             620,363
                                                -----------        -----------         -----------         -----------
  Units purchased ......................             61,111             78,560             484,944             464,702
  Units redeemed .......................           (128,469)           (90,919)           (506,628)           (560,611)
                                                -----------        -----------         -----------         -----------
  Ending units .........................            286,619            353,977             502,770             524,454
                                                ===========        ===========         ===========         ===========

                                                            StDisc2                             StIntStk2
                                               ------------------------------        ------------------------------
                                                   2000               1999              2000               1999
                                               -----------        -----------        -----------        -----------
Investment activity:
  Net investment income ................           (15,222)           (15,568)           (24,134)           (11,174)
  Realized gain (loss) on investments ..            97,653           (281,425)           430,802             97,684
  Change in unrealized gain (loss)
     on investments ....................           (39,730)           133,521           (561,636)           698,798
  Reinvested capital gains .............                 -            148,014                  -                  -
                                               -----------        -----------        -----------        -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................            42,701            (15,458)          (154,968)           785,308
                                               -----------        -----------        -----------        -----------

Equity transactions:
  Purchase payments received from
     contract owners ...................            22,394            117,799             36,272             38,563
  Transfers between funds ..............          (110,753)            19,118         (1,270,054)           213,338
  Redemptions ..........................          (136,824)           (98,431)          (216,425)          (180,494)
  Annuity benefits .....................                 -                  -                  -                  -
  Annual contract maintenance charges
     (note 2) ..........................                 -                  -                  -                  -
  Contingent deferred sales charges
     (note 2) ..........................                 -                  -                  -                  -
  Adjustments to maintain reserves .....                24                 (5)                22                 91
                                               -----------        -----------        -----------        -----------
       Net equity transactions .........          (225,159)            38,481         (1,450,185)            71,498
                                               -----------        -----------        -----------        -----------

Net change in contract owners' equity ..          (182,458)            23,023         (1,605,153)           856,806
Contract owners' equity beginning
  of period ............................         1,161,674          1,138,651          2,232,088          1,375,282
                                               -----------        -----------        -----------        -----------
Contract owners' equity end of period ..           979,216          1,161,674            626,935          2,232,088
                                               ===========        ===========        ===========        ===========


CHANGES IN UNITS:
  Beginning units ......................            97,612             99,090            144,591            164,363
                                               -----------        -----------        -----------        -----------
  Units purchased ......................            26,756            144,017          3,301,897            295,916
  Units redeemed .......................           (44,396)          (145,495)        (3,378,350)          (315,688)
                                               -----------        -----------        -----------        -----------
  Ending units .........................            79,972             97,612             68,138            144,591
                                               ===========        ===========        ===========        ===========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                            VEWrldBd                             VEWrldEMkt
                                                ------------------------------        ------------------------------
                                                   2000                1999               2000               1999
                                                -----------        -----------        -----------        -----------
Investment activity:
  Net investment income ................        $    56,103             55,442            (30,835)           (27,585)
  Realized gain (loss) on investments ..           (168,188)          (135,619)          (419,189)         1,234,400
  Change in unrealized gain (loss)
     on investments ....................            102,007           (140,532)          (413,938)           331,043
  Reinvested capital gains .............                  -             36,356                  -                  -
                                                -----------        -----------        -----------        -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................            (10,078)          (184,353)          (863,962)         1,537,858
                                                -----------        -----------        -----------        -----------

Equity transactions:
  Purchase payments received from
     contract owners ...................             26,292            136,369             24,482             69,563
  Transfers between funds ..............           (125,878)          (293,384)          (133,743)           307,194
  Redemptions ..........................           (209,758)          (331,319)          (409,499)          (424,926)
  Annuity benefits .....................                  -                  -             (1,932)              (444)
  Annual contract maintenance charges
     (note 2) ..........................                  -                  -                  -                  -
  Contingent deferred sales charges
     (note 2) ..........................                  -                  -                  -                  -
  Adjustments to maintain reserves .....               (119)               (14)             2,900             (3,448)
                                                -----------        -----------        -----------        -----------
       Net equity transactions .........           (309,463)          (488,348)          (517,792)           (52,061)
                                                -----------        -----------        -----------        -----------

Net change in contract owners' equity ..           (319,541)          (672,701)        (1,381,754)         1,485,797
Contract owners' equity beginning
  of period ............................          1,524,816          2,197,517          2,556,931          1,071,134
                                                -----------        -----------        -----------        -----------
Contract owners' equity end of period ..        $ 1,205,275          1,524,816          1,175,177          2,556,931
                                                ===========        ===========        ===========        ===========


CHANGES IN UNITS:
  Beginning units ......................            146,918            192,339            226,604            187,964
                                                -----------        -----------        -----------        -----------
  Units purchased ......................            205,155            129,661          2,207,868          3,344,378
  Units redeemed .......................           (236,402)          (175,082)        (2,252,670)        (3,305,738)
                                                -----------        -----------        -----------        -----------
  Ending units .........................            115,671            146,918            181,802            226,604
                                                ===========        ===========        ===========        ===========

                                                          VEWrldHAs                            WPGPVenCp
                                                ------------------------------        ------------------------------
                                                    2000               1999              2000               1999
                                                -----------        -----------        -----------        -----------
Investment activity:
  Net investment income ................                205             (1,340)           (24,001)           (11,527)
  Realized gain (loss) on investments ..             37,917             99,229            445,086            147,522
  Change in unrealized gain (loss)
     on investments ....................             (2,020)            56,098           (957,686)           314,974
  Reinvested capital gains .............                  -                  -            141,261                  -
                                                -----------        -----------        -----------        -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................             36,102            153,987           (395,340)           450,969
                                                -----------        -----------        -----------        -----------

Equity transactions:
  Purchase payments received from
     contract owners ...................              5,548              6,977             46,774             55,830
  Transfers between funds ..............           (312,463)           259,623            469,837            246,879
  Redemptions ..........................           (146,190)          (347,806)          (518,996)          (135,795)
  Annuity benefits .....................                  -                  -                  -                  -
  Annual contract maintenance charges
     (note 2) ..........................                  -                  -                  -                  -
  Contingent deferred sales charges
     (note 2) ..........................                  -                  -                  -                  -
  Adjustments to maintain reserves .....             (1,743)                40                 (3)                35
                                                -----------        -----------        -----------        -----------
       Net equity transactions .........           (454,848)           (81,166)            (2,388)           166,949
                                                -----------        -----------        -----------        -----------

Net change in contract owners' equity ..           (418,746)            72,821           (397,728)           617,918
Contract owners' equity beginning
  of period ............................            953,300            880,479          1,504,730            886,812
                                                -----------        -----------        -----------        -----------
Contract owners' equity end of period ..            534,554            953,300          1,107,002          1,504,730
                                                ===========        ===========        ===========        ===========


CHANGES IN UNITS:
  Beginning units ......................            119,693            131,829             78,371             74,424
                                                -----------        -----------        -----------        -----------
  Units purchased ......................            484,472          1,534,164            106,150             87,428
  Units redeemed .......................           (543,037)        (1,546,300)          (112,351)           (83,481)
                                                -----------        -----------        -----------        -----------
  Ending units .........................             61,128            119,693             72,170             78,371
                                                ===========        ===========        ===========        ===========

                                                                   (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                             WPIntEq                                WPSmCoGr
                                                --------------------------------        --------------------------------
                                                    2000                1999                2000                1999
                                                ------------        ------------        ------------        ------------
Investment activity:
  Net investment income ................        $    (56,675)            (44,462)           (197,117)           (125,563)
  Realized gain (loss) on investments ..            (125,670)          3,472,845           4,376,093            (136,291)
  Change in unrealized gain (loss)
     on investments ....................            (710,491)            208,844          (8,210,756)          4,724,714
  Reinvested capital gains .............             731,303                   -           1,372,671             348,393
                                                ------------        ------------        ------------        ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................            (161,533)          3,637,227          (2,659,109)          4,811,253
                                                ------------        ------------        ------------        ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................              83,925             255,046             145,506             402,863
  Transfers between funds ..............            (855,545)         (4,300,319)         (3,401,027)            392,300
  Redemptions ..........................          (1,227,832)           (775,556)         (2,894,469)         (1,598,954)
  Annuity benefits .....................                   -                   -                   -                   -
  Annual contract maintenance charges
     (note 2) ..........................                   -                   -                   -                   -
  Contingent deferred sales charges
     (note 2) ..........................                   -                   -                   -                   -
  Adjustments to maintain reserves .....              19,999                 350                  53                 297
                                                ------------        ------------        ------------        ------------
       Net equity transactions .........          (1,979,453)         (4,820,479)         (6,149,937)           (803,494)
                                                ------------        ------------        ------------        ------------

Net change in contract owners' equity ..          (2,140,986)         (1,183,252)         (8,809,046)          4,007,759
Contract owners' equity beginning
  of period ............................           5,427,011           6,610,263          14,981,656          10,973,897
                                                ------------        ------------        ------------        ------------
Contract owners' equity end of period ..        $  3,286,025           5,427,011           6,172,610          14,981,656
                                                ============        ============        ============        ============


CHANGES IN UNITS:
  Beginning units ......................             343,412             632,494             733,657             895,466
                                                ------------        ------------        ------------        ------------
  Units purchased ......................          12,852,125          10,279,259             604,115             451,036
  Units redeemed .......................         (12,910,828)        (10,568,341)           (963,226)           (612,845)
                                                ------------        ------------        ------------        ------------
  Ending units .........................             284,709             343,412             374,546             733,657
                                                ============        ============        ============        ============

See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                       NATIONWIDE VA SEPARATE ACCOUNT-B
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2000 AND 1999


(1) Summary of Significant Accounting Policies

    (a) Organization and Nature of Operations

        The Nationwide VA Separate Account-B (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on March 6, 1991. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

        The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; how-ever, other distributors are utilized.

    (b) The Contracts

        Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

        Contract owners in either the accumulation or payout phase may invest in the following:

            Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
              American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
              American Century VP - American Century VP Income & Growth (ACVPIncGr)
              American Century VP - American Century VP International (ACVPInt) American Century VP - American Century VP Value (ACVPValue)

            The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

            Dreyfus Stock Index Fund (DryStkIx)

            Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
              Dreyfus IP - European Equity Portfolio (DryEuroEq)

            Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
              Dreyfus VIF - Appreciation Portfolio (DryAp) (formerly Dreyfus VIF
              - Capital Appreciation Fund)
              Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

            Portfolios of the Fidelity Variable Insurance Products Fund
              (Fidelity VIP);
              Fidelity VIP - Equity-Income Portfolio: Initial Class (FidVIPEI) Fidelity VIP - Growth Portfolio: Initial Class (FidVIPGr) Fidelity VIP - High Income Portfolio: Initial Class (FidVIPHI) Fidelity VIP - Overseas Portfolio: Initial Class (FidVIPOv)

            Portfolios of the Fidelity Variable Insurance Products Fund II
              (Fidelity VIP-II);
              Fidelity VIP-II - Asset Manager Portfolio: Initial Class
              (FidVIPAM)
              Fidelity VIP-II - Contrafund Portfolio: Initial Class (FidVIPCon)

            Portfolio of the Fidelity Variable Insurance Products Fund III
              (Fidelity VIP-III);
              Fidelity VIP-III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)

            Portfolios of the Janus Aspen Series (Janus AS);
              Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
              Janus AS - Global Technology Portfolio - Service Shares
              (JanGlTech)
              Janus AS - International Growth Portfolio - Service Shares (JanIntGro)

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                     NOTES TO FINANCIAL STATEMENTS, Continued

    Portfolio of the Morgan Stanley: The Universal Institutional Funds, Inc.
      (Morgan Stanley:UIF):
      Morgan Stanley: UIF - Emerging Markets Debt Portfolio (MSEmMkt)
      Morgan Stanley: UIF - U.S. Real Estate Portfolio (MSUSRE)

    Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
      Nationwide SAT - Global Technology & Communications Fund - Gartmore (NSATGlTech)
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
      Nationwide SAT - Growth Focus Fund - Turner (NSATGrFoc)
      Nationwide SAT - Mid Cap Index Fund - Dreyfus (NSATMidCap)
      Nationwide SAT - Money Market Fund (NSATMyMkt)
      Nationwide SAT - Multi Sector Bond Fund - MAS (NSATMSecBd)
      Nationwide SAT - Nationwide Small Cap Growth Fund (NSATSmCapG)
      Nationwide SAT - Nationwide Small Cap Value Fund (NSATSmCapV)
      Nationwide SAT - Nationwide Small Company Fund (NSATSmCo)
      Nationwide SAT - Strong Mid Cap Growth Fund (NSATStMCap) (formerly Nationwide SAT - Strategic Growth Fund)
      Nationwide SAT - Total Return Fund (NSATTotRe)

    Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger &
        Berman AMT);
      Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
      Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
      Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

    Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
      Oppenheimer - Aggressive Growth Fund/VA (OppAggGr)
      Oppenheimer - Bond Fund/VA (OppBdFd)
      Oppenheimer - Capital Appreciation Fund/VA (OppCapAp)
      Oppenheimer - Global Securities Fund/VA (OppGlSec)
      Oppenheimer - Main Street Growth & Income Fund/VA (OppGroInc) Oppenheimer - Multiple Strategies Fund/VA (OppMult)

    Strong Opportunity Fund II, Inc.(StOpp2)

    Funds of the Strong Variable Insurance Funds, Inc.(Strong VIF);
      Strong VIF - Strong Discovery Fund II (StDisc2)
      Strong VIF - Strong International Stock Fund II (StIntStk2)

    Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

    Portfolios of the Warburg Pincus Trust;
      Warburg Pincus Trust - Global Post-Venture Capital Portfolio (WPGPVenCp)
         (formerly Warburg Pincus Trust - Post-Venture Capital Portfolio) Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

At December 31, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note
2).

The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

        A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

        Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

    (c) Security Valuation, Transactions and Related Investment Income

        The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

    (d) Federal Income Taxes

        Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

        The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    (f) Calculation of Annuity Reserves

        Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2) Expenses

    The Company does not deduct a sales charge from purchase payments made for these contracts, nor is any sales charge deducted upon the surrender of the contract.

    The following contract charges are deducted by the Company:a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.20%, respectively.

(3) Related Party Transactions

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share- holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                    NOTES TO FINANCIAL STATEMENTS, Continued


(4) Financial Highlights

    The following is a summary of units outstanding, unit fair values and contract owners' equity for variable annuity contracts as of the end of the period indicated, and the expense ratios and total return for each of the years in the five year period ended December 31, 2000.

    The following is a summary for 2000:

                                                                              Unit       Contract                      Total
                                                                 Units     Fair Value  Owners' Equity  Expenses(*)     Return(**)
                                                                 -----     ----------  --------------  -----------     ----------
American Century VP -
American Century VP Balanced:
  Tax qualified .............................................     56,820    $14.731718  $   837,056      1.41%          (4.05)%
  Non-tax qualified .........................................    171,429     14.731718    2,525,444      1.41%          (4.05)%
American Century VP -
American Century VP Capital Appreciation:
  Tax qualified .............................................     97,215     15.010437    1,459,240      1.64%           7.46%
  Non-tax qualified .........................................    242,890     15.010437    3,645,885      1.64%           7.46%
American Century VP -
American Century VP Income & Growth:
  Tax qualified .............................................    118,254     11.081251    1,310,402      1.57%         (11.90)%
  Non-tax qualified .........................................    290,573     11.081251    3,219,912      1.57%         (11.90)%
American Century VP -
American Century VP International:
  Tax qualified .............................................    279,199     20.206944    5,641,759      1.80%         (18.03)%
  Non-tax qualified .........................................    648,618     20.206944   13,106,588      1.80%         (18.03)%
American Century VP -
American Century VP Value:
  Tax qualified .............................................     56,238     14.810356      832,905      1.21%          16.44%
  Non-tax qualified .........................................    155,546     14.810356    2,303,692      1.21%          16.44%
The Dreyfus Socially Responsible
Growth Fund, Inc.:
  Tax qualified .............................................    118,480     20.685971    2,450,874      1.51%         (12.32)%
  Non-tax qualified .........................................    139,008     20.685971    2,875,515      1.51%         (12.32)%
Dreyfus Stock Index Fund:
  Tax qualified .............................................    932,971     20.488199   19,114,896      1.65%         (10.59)%
  Non-tax qualified .........................................  1,493,194     20.488199   30,592,856      1.65%         (10.59)%
Dreyfus - IP European Equity Fund:
  Tax qualified .............................................     21,767      9.263524      201,639      1.24%(***)    (10.98)%(***)
  Non-tax qualified .........................................      1,423      9.263524       13,182      1.24%(***)    (10.98)%(***)
Dreyfus VIF - Appreciation Portfolio:
  Tax qualified .............................................     83,093     14.057304    1,168,064      1.37%          (2.08)%
  Non-tax qualified .........................................    153,271     14.057304    2,154,577      1.37%          (2.08)%
Dreyfus VIF - Growth & Income Portfolio:
  Tax qualified .............................................     95,982     13.767307    1,321,414      1.58%          (5.17)%
  Non-tax qualified .........................................    120,783     13.767307    1,662,857      1.58%          (5.17)%
Fidelity VIP - Equity-Income Portfolio: Initial Class:
  Tax qualified .............................................    437,527     17.042623    7,456,608      1.30%           6.86%
  Non-tax qualified .........................................    981,636     17.042623   16,729,652      1.30%           6.86%
Fidelity VIP - Growth Portfolio: Initial Class:
  Tax qualified .............................................    684,826     21.981588   15,053,563      1.68%         (12.26)%
  Non-tax qualified .........................................  1,164,414     21.981588   25,595,669      1.68%         (12.26)%

                                                                           Unit       Contract                        Total
                                                               Units    Fair Value  Owners' Equity  Expenses(*)     Return(**)
                                                               -----    ----------  --------------  -----------     ----------
Fidelity VIP - High Income Portfolio: Initial Class:
  Tax qualified .........................................     385,572      9.767880   3,766,221        1.34%         (23.59)%
  Non-tax qualified .....................................     877,448      9.767880   8,570,807        1.34%         (23.59)%
Fidelity VIP - Overseas Portfolio: Initial Class:
  Tax qualified .........................................     133,601     14.942870   1,996,382        1.76%         (20.28)%
  Non-tax qualified .....................................     258,556     14.942870   3,863,569        1.76%         (20.28)%
Fidelity VIP-II -
Asset Manager Portfolio: Initial Class:
  Tax qualified .........................................     156,539     15.413978   2,412,889        1.44%          (5.31)%
  Non-tax qualified .....................................     444,098     15.413978   6,845,317        1.44%          (5.31)%
Fidelity VIP-II - Contrafund Portfolio: Initial Class:
  Tax qualified .........................................     359,405     20.868027   7,500,073        1.50%          (7.97)%
  Non-tax qualified .....................................     855,938     20.868027  17,861,737        1.50%          (7.97)%
Fidelity VIP-III -
Growth Opportunities Portfolio: Initial Class:
  Tax qualified .........................................     479,781     11.268484   5,406,405        1.58%         (18.26)%
  Non-tax qualified .....................................   1,018,214     11.268484  11,473,728        1.58%         (18.26)%
Janus AS - Capital Appreciation Portfolio -
Service Shares:
  Tax qualified .........................................      85,043      7.857070     668,189        1.76%(***)    (31.95)%(***)
  Non-tax qualified .....................................     129,841      7.857070   1,020,170        1.76%(***)    (31.95)%(***)
Janus AS - Global Technology Portfolio -
Service Shares:
  Tax qualified .........................................      41,434      6.713510     278,168        1.78%(***)    (49.00)%(***)
  Non-tax qualified .....................................      69,978      6.713510     469,798        1.78%(***)    (49.00)%(***)
Janus AS - International Growth Portfolio -
Service Shares:
  Tax qualified .........................................      69,580      7.875304     547,964        1.87%(***)    (31.68)%(***)
  Non-tax qualified .....................................     117,734      7.875304     927,191        1.87%(***)    (31.68)%(***)
Morgan Stanley:UIF -
Emerging Markets Debt Portfolio:
  Tax qualified .........................................      17,317      9.685225     167,719        1.83%           9.78%
  Non-tax qualified .....................................      19,822      9.685225     191,981        1.83%           9.78%
Morgan Stanley:UIF - U.S. Real Estate Portfolio:
  Tax qualified .........................................      86,558     17.075663   1,478,035        1.40%(***)     12.44%(***)
  Non-tax qualified .....................................     181,879     17.075663   3,105,705        1.40%(***)     12.44%(***)
Nationwide SAT - Capital Appreciation Fund:
  Tax qualified .........................................     398,484     15.031680   5,989,884        1.36%         (27.59)%
  Non-tax qualified .....................................     427,938     15.031680   6,432,627        1.36%         (27.59)%
Nationwide SAT - Global Technology &
Communications Fund - Gartmore:
  Tax qualified .........................................       1,086      5.996363       6,512        1.64%(***)   (160.70)%(***)
  Non-tax qualified .....................................       1,031      5.996363       6,182        1.64%(***)   (160.70)%(***)
Nationwide SAT - Government Bond Fund:
  Tax qualified .........................................     380,016     12.566516   4,775,477        1.32%          10.92%
  Non-tax qualified .....................................     701,579     12.566516   8,816,404        1.32%          10.92%
Nationwide NSAT - Growth Focus Fund - Turner:
  Tax qualified .........................................       1,877      6.321864      11,866        1.00%(***)   (147.63)%(***)
  Non-tax qualified .....................................       5,270      6.321864      33,316        1.00%(***)   (147.63)%(***)

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                    NOTES TO FINANCIAL STATEMENTS, Continued



                                                                              Unit       Contract                     Total
                                                                 Units     Fair Value  Owners' Equity  Expenses(*)   Return(**)
                                                                 -----     ----------  --------------  -----------   ----------
Nationwide SAT - Mid Cap Index Fund - Dreyfus:
  Tax qualified .............................................    25,409     10.416005     264,660       1.86%(***)     6.20%(***)
  Non-tax qualified .........................................    34,275     10.416005     357,009       1.86%(***)     6.20%(***)
Nationwide SAT - Money Market Fund:
  Tax qualified .............................................   709,648     11.999210   8,515,215       1.13%          4.50%
  Non-tax qualified ......................................... 3,298,666     11.999210  39,581,386       1.13%          4.50%
Nationwide SAT - Multi Sector Bond Fund - MAS:
  Tax qualified .............................................     8,941     10.392004      92,915       1.01%(***)     5.84%(***)
  Non-tax qualified .........................................    22,238     10.392004     231,097       1.01%(***)     5.84%(***)
Nationwide SAT -
Nationwide Small Cap Growth Fund:
  Tax qualified .............................................     5,886      8.040986      47,329       1.77%(***)   (29.21)%(***)
  Non-tax qualified .........................................    23,766      8.040986     191,102       1.77%(***)   (29.21)%(***)
Nationwide SAT -
Nationwide Small Cap Value Fund:
  Tax qualified .............................................   153,092     11.764073   1,800,985       1.12%          9.60%
  Non-tax qualified .........................................   326,192     11.764073   3,837,347       1.12%          9.60%
Nationwide SAT -
Nationwide Small Company Fund:
  Tax qualified .............................................   161,163     21.311278   3,434,589       1.57%          7.33%
  Non-tax qualified .........................................   367,047     21.311278   7,822,241       1.57%          7.33%
Nationwide SAT - Strong Mid Cap Growth Fund:
  Tax qualified .............................................    45,366      8.072647     366,224       1.22%(***)   (28.73)%(***)
  Non-tax qualified .........................................    74,150      8.072647     598,587       1.22%(***)   (28.73)%(***)
Nationwide SAT - Total Return Fund:
  Tax qualified .............................................   201,909     17.564788   3,546,489       1.38%         (3.53)%
  Non-tax qualified .........................................   289,087     17.564788   5,077,752       1.38%         (3.53)%
Neuberger Berman AMT - Growth Portfolio:
  Tax qualified .............................................   114,454     19.557437   2,238,427       1.90%        (12.93)%
  Non-tax qualified .........................................   294,185     19.557437   5,753,505       1.90%        (12.93)%
Neuberger Berman AMT - Guardian Portfolio:
  Tax qualified .............................................    23,528     10.468884     246,312       1.72%         (0.33)%
  Non-tax qualified .........................................    30,175     10.468884     315,899       1.72%         (0.33)%
Neuberger Berman AMT -
Limited Maturity Bond Portfolio:
  Tax qualified .............................................   147,687     11.628715   1,717,410       1.40%          5.24%
  Non-tax qualified .........................................   290,340     11.628715   3,376,281       1.40%          5.24%
Neuberger Berman AMT - Partners Portfolio:
  Tax qualified .............................................   160,245     17.087601   2,738,203       1.38%         (0.75)%
  Non-tax qualified .........................................   340,053     17.087601   5,810,690       1.38%         (0.75)%
Oppenheimer - Aggressive Growth Fund / VA:
  Tax qualified .............................................   108,793      7.748895     843,026       1.55%(***)   (33.56)%(***)
  Non-tax qualified .........................................   159,405      7.748895   1,235,213       1.55%(***)   (33.56)%(***)
Oppenheimer - Bond Fund / VA:
  Tax qualified .............................................   226,794     11.833028   2,683,660       1.35%          4.57%
  Non-tax qualified .........................................   475,013     11.833028   5,620,842       1.35%          4.57%
Oppenheimer - Capital Appreciation Fund / VA:
  Tax qualified .............................................   221,727     17.480600   3,875,921       1.84%         (1.67)%
  Non-tax qualified .........................................   446,667     17.480600   7,808,007       1.84%         (1.67)%

                                                                        Unit        Contract                          Total
                                                           Units     Fair Value   Owners' Equity   Expenses(*)      Return(**)
                                                           -----     ----------   --------------   -----------      ----------
Oppenheimer - Global Securities Fund / VA:
  Tax qualified .......................................   144,548      24.641540     3,561,885        1.69%             3.57%
  Non-tax qualified ...................................   320,568      24.641540     7,899,289        1.69%             3.57%
Oppenheimer -
Main Street Growth & Income Fund / VA:
  Tax qualified .......................................    27,310       8.967494       244,902        1.35%(***)      (15.39)%(***)
  Non-tax qualified ...................................    56,192       8.967494       503,901        1.35%(***)      (15.39)%(***)
Oppenheimer - Multiple Strategies Fund / VA:
  Tax qualified .......................................    65,033      15.618506     1,015,718        1.46%             4.90%
  Non-tax qualified ...................................   221,587      15.618506     3,460,858        1.46%             4.90%
Strong Opportunity Fund II, Inc.:
  Tax qualified .......................................   127,340      21.824486     2,779,130        1.45%             5.06%
  Non-tax qualified ...................................   375,429      21.824486     8,193,545        1.45%             5.06%
Strong VIF - Strong Discovery Fund II.:
  Tax qualified .......................................    20,422      12.244478       250,057        1.42%             2.89%
  Non-tax qualified ...................................    59,550      12.244478       729,159        1.42%             2.89%
Strong VIF - Strong International Stock Fund II:
  Tax qualified .......................................    19,246       9.200959       177,082        1.69%           (40.40)%
  Non-tax qualified ...................................    48,892       9.200959       449,853        1.69%           (40.40)%
Van Eck WIT -  Worldwide Bond Fund:
  Tax qualified .......................................    40,213      10.419942       419,017        1.35%             0.40%
  Non-tax qualified ...................................    75,457      10.419942       786,258        1.35%             0.40%
Van Eck WIT -
Worldwide Emerging Markets Fund:
  Tax qualified .......................................    45,395       6.444541       292,550        1.66%           (42.71)%
  Non-tax qualified ...................................   136,406       6.444541       879,074        1.66%           (42.71)%
Van Eck WIT - Worldwide Hard Assets Fund:
  Tax qualified .......................................    15,408       8.744687       134,738        1.34%             9.80%
  Non-tax qualified ...................................    45,721       8.744687       399,816        1.34%             9.80%
Warburg Pincus Trust -
Global Post-Venture Capital Portfolio:
  Tax qualified .......................................    26,468      15.338808       405,988        1.84%           (20.11)%
  Non-tax qualified ...................................    45,702      15.338808       701,014        1.84%           (20.11)%
Warburg Pincus Trust -
International Equity Portfolio:
  Tax qualified .......................................    87,727      11.541697     1,012,518        1.77%           (26.97)%
  Non-tax qualified ...................................   196,982      11.541697     2,273,507        1.77%           (26.97)%
Warburg Pincus Trust -
Small Company Growth Portfolio:
  Tax qualified .......................................    94,631      16.480247     1,559,542        1.86%           (19.30)%
  Non-tax qualified ...................................   279,915      16.480247     4,613,068        1.86%           (19.30)%
                                                          =======      =========

Reserve for annuity contracts in payout phase:
  Tax qualified .......................................                                 48,331
  Non-tax qualified ...................................                                 33,619
                                                                                  ------------
                                                                                  $428,751,307
                                                                                  ============


                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                                             Unit         Contract                       Total
                                                               Units       Fair Value   Owners' Equity  Expenses(*)    Return(**)
                                                               -----       ----------   --------------  -----------    ----------
The following is a summary for 1999:
   American Century VP -
   American Century VP Balanced:
     Tax qualified .....................................        82,782      $15.354284    $ 1,271,058       1.53%          8.46%
     Non-tax qualified .................................       189,028       15.354284      2,902,390       1.53%          8.46%
   American Century VP -
   American Century VP Capital Appreciation:
     Tax qualified .....................................        81,461       13.968271      1,137,869       1.39%         62.14%
     Non-tax qualified .................................       180,077       13.968271      2,515,364       1.39%         62.14%
   American Century VP -
   American Century VP Income & Growth:
     Tax qualified .....................................        81,894       12.578672      1,030,118       1.42%         16.31%
     Non-tax qualified .................................       175,785       12.578672      2,211,142       1.42%         16.31%
   American Century VP -
   American Century VP International:
     Tax qualified .....................................       308,447       24.650510      7,603,376       1.30%         61.67%
     Non-tax qualified .................................       669,655       24.650510     16,507,337       1.30%         61.67%
   American Century VP -
   American Century VP Value:
     Tax qualified .....................................        45,365       12.719374        577,014       1.49%         (2.29)%
     Non-tax qualified .................................       121,969       12.719374      1,551,369       1.49%         (2.29)%
   The Dreyfus Socially Responsible
   Growth Fund, Inc.:
     Tax qualified .....................................       132,996       23.591580      3,137,586       1.58%         28.20%
     Non-tax qualified .................................       186,945       23.591580      4,410,328       1.58%         28.20%
   Dreyfus Stock Index Fund:
     Tax qualified .....................................       961,845       22.914747     22,040,435       1.31%         18.86%
     Non-tax qualified .................................     1,695,985       22.914747     38,863,067       1.31%         18.86%
   Dreyfus VIF - Capital Appreciation Portfolio:
     Tax qualified .....................................       110,872       14.356471      1,591,731       1.76%          9.84%
     Non-tax qualified .................................       249,980       14.356471      3,588,831       1.76%          9.84%
   Dreyfus VIF - Growth and Income Portfolio:
     Tax qualified .....................................       107,460       14.517630      1,560,065       1.38%         15.19%
     Non-tax qualified .................................       159,751       14.517630      2,319,206       1.38%         15.19%
   Fidelity VIP - Equity-Income Portfolio:
     Tax qualified .....................................       635,675       15.949005     10,138,384       1.60%          4.79%
     Non-tax qualified .................................     1,462,720       15.949005     23,328,929       1.60%          4.79%
   Fidelity VIP - Growth Portfolio:
     Tax qualified .....................................       597,032       25.054513     14,958,346       1.49%         35.45%
     Non-tax qualified .................................     1,206,843       25.054513     30,236,864       1.49%         35.45%
   Fidelity VIP - High Income Portfolio:
     Tax qualified .....................................       817,781       12.783993     10,454,507       1.41%          6.59%
     Non-tax qualified .................................     1,453,586       12.783993     18,582,633       1.41%          6.59%
   Fidelity VIP - Overseas Portfolio:
     Tax qualified .....................................       159,451       18.743279      2,988,635       1.59%         40.56%
     Non-tax qualified .................................       275,154       18.743279      5,157,288       1.59%         40.56%
   Fidelity VIP-II - Asset Manager Portfolio:
     Tax qualified .....................................       212,828       16.279126      3,464,654       1.59%          9.48%
     Non-tax qualified .................................       527,408       16.279126      8,585,741       1.59%          9.48%

                                                                                Unit       Contract                     Total
                                                                 Units       Fair Value  Owners' Equity  Expenses(*)  Return(**)
                                                                 -----       ----------  --------------  -----------  ----------
Fidelity VIP-II - Contrafund Portfolio:
  Tax qualified .............................................     451,477      22.675266    10,237,361       1.47%      22.45%
  Non-tax qualified .........................................   1,056,444      22.675266    23,955,149       1.47%      22.45%
Fidelity VIP-III - Growth Opportunities Portfolio:
  Tax qualified .............................................     267,657      13.786395     3,690,025       1.67%       2.76%
  Non-tax qualified .........................................   1,222,441      13.786395    16,853,054       1.67%       2.76%

Morgan Stanley -
Emerging Markets Debt Portfolio:
  Tax qualified .............................................       4,911       8.822360        43,327       1.94%      27.50%
  Non-tax qualified .........................................      16,937       8.822360       149,424       1.94%      27.50%
Nationwide SAT - Capital Appreciation Fund:
  Tax qualified .............................................     252,002      20.760238     5,231,621       1.83%       2.77%
  Non-tax qualified .........................................     448,548      20.760238     9,311,963       1.83%       2.77%
Nationwide SAT - Government Bond Fund:
  Tax qualified .............................................     440,246      11.329778     4,987,889       1.50%      (3.76)%
  Non-tax qualified .........................................     933,705      11.329778    10,578,670       1.50%      (3.76)%
Nationwide SAT - Money Market Fund:
  Tax qualified .............................................   3,422,604      11.482780    39,301,009       1.48%       3.33%
  Non-tax qualified .........................................   4,992,397      11.482780    57,326,596       1.48%       3.33%
Nationwide SAT - Small Cap Value Fund:
  Tax qualified .............................................      38,232      10.734023       410,383       1.79%      25.98%
  Non-tax qualified .........................................     103,753      10.734023     1,113,687       1.79%      25.98%
Nationwide SAT - Small Company Fund:
  Tax qualified .............................................     186,506      19.856438     3,703,345       1.38%      41.93%
  Non-tax qualified .........................................     395,269      19.856438     7,848,634       1.38%      41.93%
Nationwide SAT - Total Return Fund:
  Tax qualified .............................................     298,326      18.207860     5,431,878       1.45%       5.39%
  Non-tax qualified .........................................     477,503      18.207860     8,694,308       1.45%       5.39%
Neuberger & Berman AMT - Growth Portfolio:
  Tax qualified .............................................      88,327      22.462268     1,984,025       1.69%      48.22%
  Non-tax qualified .........................................     216,935      22.462268     4,872,852       1.69%      48.22%
Neuberger & Berman AMT - Guardian Portfolio:
  Tax qualified .............................................      56,195      10.503255       590,230       1.38%      13.27%
  Non-tax qualified .........................................     109,084      10.503255     1,145,737       1.38%      13.27%

Neuberger & Berman AMT -
Limited Maturity Bond Portfolio:
  Tax qualified .............................................     163,757      11.049212     1,809,386       1.46%       0.01%
  Non-tax qualified .........................................     337,696      11.049212     3,731,275       1.46%       0.01%
Neuberger & Berman AMT - Partners Portfolio:
  Tax qualified .............................................     232,129      17.216794     3,996,517       1.38%       5.81%
  Non-tax qualified .........................................     524,280      17.216794     9,026,421       1.38%       5.81%
Oppenheimer VAF - Bond Fund:
  Tax qualified .............................................     186,021      11.316334     2,105,076       1.48%      (2.95)%
  Non-tax qualified .........................................     564,545      11.316334     6,388,580       1.48%      (2.95)%
Oppenheimer VAF - Global Securities Fund:
  Tax qualified .............................................     159,473      23.791512     3,794,104       1.42%      56.19%
  Non-tax qualified .........................................     295,526      23.791512     7,031,010       1.42%      56.19%
Oppenheimer VAF - Growth Fund:
  Tax qualified .............................................     234,519      17.777418     4,169,142       1.06%      39.60%
  Non-tax qualified .........................................     334,271      17.777418     5,942,475       1.06%      39.60%

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                                                Unit         Contract                   Total
                                                                    Units     Fair Value   Owners' Equity  Expenses(*) Return(**)
                                                                    -----     ----------   --------------  ----------- ----------
  Oppenheimer VAF - Multiple Strategies Fund:
    Tax qualified ..............................................    79,147     14.888567      1,178,385       1.42%      10.18%
    Non-tax qualified ..........................................   274,831     14.888567      4,091,840       1.42%      10.18%
  Strong Opportunity Fund II, Inc.:
    Tax qualified ..............................................   134,958     20.820776      2,809,930       1.20%      32.95%
    Non-tax qualified ..........................................   389,494     20.820776      8,109,567       1.20%      32.95%
  Strong VIF - Strong Discovery Fund II:
    Tax qualified ..............................................    29,325     11.900815        348,991       1.35%       3.57%
    Non-tax qualified ..........................................    68,288     11.900815        812,683       1.35%       3.57%
  Strong VIF - Strong International Stock Fund II:
    Tax qualified ..............................................    39,778     15.437256        614,063       1.49%      84.49%
    Non-tax qualified ..........................................   104,813     15.437256      1,618,025       1.49%      84.49%
  Van Eck WIT - Worldwide Bond Fund:
    Tax qualified ..............................................    50,966     10.378690        528,960       1.39%      (9.16)%
    Non-tax qualified ..........................................    95,952     10.378690        995,856       1.39%      (9.16)%
  Van Eck WIT -
  Worldwide Emerging Markets Fund:
    Tax qualified ..............................................    62,813     11.248273        706,538       1.52%      97.39%
    Non-tax qualified ..........................................   163,791     11.248273      1,842,366       1.52%      97.39%
  Van Eck WIT - Worldwide Hard Assets Fund:
    Tax qualified ..............................................    36,070      7.964538        287,281       1.37%      19.25%
    Non-tax qualified ..........................................    83,623      7.964538        666,019       1.37%      19.25%
  Van Kampen LIT -
  Morgan Stanley Real Estate Securities Portfolio:
    Tax qualified ..............................................    77,061     13.529402      1,042,589       1.37%      (4.77)%
    Non-tax qualified ..........................................   208,374     13.529402      2,819,176       1.37%      (4.77)%
  Warburg Pincus Trust -
  International Equity Portfolio:
    Tax qualified ..............................................   105,810     15.803207      1,672,137       1.54%      51.21%
    Non-tax qualified ..........................................   237,602     15.803207      3,754,874       1.54%      51.21%
  Warburg Pincus Trust -
  Post Venture Capital Portfolio:
    Tax qualified ..............................................    20,260     19.199834        388,989       1.38%      61.13%
    Non-tax qualified ..........................................    58,112     19.199834      1,115,741       1.38%      61.13%
  Warburg Pincus Trust -
  Small Company Growth Portfolio:
    Tax qualified ..............................................   179,183     20.420490      3,659,005       1.35%      66.63%
    Non-tax qualified ..........................................   554,475     20.420490     11,322,651       1.35%      66.63%
                                                                   =======     =========

  Reserve for annuity contracts in payout phase:
    Tax qualified ..............................................                                 68,791
    Non-tax qualified ..........................................                                 48,622
                                                                                           ------------
                                                                                           $558,672,499
                                                                                           ============

The following is a summary for 1998:
  American Century VP -
  American Century VP Balanced:
     Tax qualified .............................................    88,999    $14.156329   $  1,259,899     1.41%      14.09%
     Non-tax qualified .........................................   192,338     14.156329      2,722,800     1.41%      14.09%

                                                                      Unit         Contract                          Total
                                                          Units    Fair Value    Owners' Equity    Expenses(*)     Return(**)
                                                          -----    ----------    --------------    -----------     ----------
American Century VP -
American Century VP Capital Appreciation:
  Tax qualified ...................................       53,093      8.614847         457,388       1.61%            (3.58)%
  Non-tax qualified ...............................      126,997      8.614847       1,094,060       1.61%            (3.58)%
American Century VP -
American Century VP Income & Growth:
  Tax qualified ...................................       48,895     10.814821         528,791       1.56%(***)       12.15%(***)
  Non-tax qualified ...............................      180,254     10.814821       1,949,415       1.56%(***)       12.15%(***)
American Century VP -
American Century VP International:
  Tax qualified ...................................      263,771     15.247438       4,021,832       1.72%            17.04%
  Non-tax qualified ...............................      631,540     15.247438       9,629,367       1.72%            17.04%
American Century VP -
American Century VP Value:
  Tax qualified ...................................       62,022     13.017145         807,349       1.59%             3.29%
  Non-tax qualified ...............................      189,388     13.017145       2,465,291       1.59%             3.29%
The Dreyfus Socially Responsible
Growth Fund, Inc.:
  Tax qualified ...................................      131,385     18.402864       2,417,860       1.43%            27.51%
  Non-tax qualified ...............................      164,801     18.402864       3,032,810       1.43%            27.51%
Dreyfus Stock Index Fund:
  Tax qualified ...................................    1,097,971     19.279341      21,168,157       1.55%            26.35%
  Non-tax qualified ...............................    1,707,874     19.279341      32,926,685       1.55%            26.35%
Dreyfus VIF - Capital Appreciation Portfolio:
  Tax qualified ...................................      129,414     13.070279       1,691,477       1.32%            28.33%
  Non-tax qualified ...............................      243,945     13.070279       3,188,429       1.32%            28.33%
Dreyfus VIF - Growth and Income Portfolio:
  Tax qualified ...................................      122,527     12.603139       1,544,225       1.43%            10.19%
  Non-tax qualified ...............................      151,537     12.603139       1,909,842       1.43%            10.19%
Fidelity VIP - Equity-Income Portfolio:
  Tax qualified ...................................    1,277,079     15.220240      19,437,449       1.38%            10.01%
  Non-tax qualified ...............................    1,944,054     15.220240      29,588,968       1.38%            10.01%
Fidelity VIP - Growth Portfolio:
  Tax qualified ...................................      670,173     18.497774      12,396,709       1.08%            37.47%
  Non-tax qualified ...............................    1,007,812     18.497774      18,642,279       1.08%            37.47%
Fidelity VIP - High Income Portfolio:
  Tax qualified ...................................      946,162     11.993921      11,348,192       1.58%            (5.72)%
  Non-tax qualified ...............................    1,718,358     11.993921      20,609,850       1.58%            (5.72)%
Fidelity VIP - Overseas Portfolio:
  Tax qualified ...................................      148,300     13.334585       1,977,519       1.66%            11.12%
  Non-tax qualified ...............................      278,110     13.334585       3,708,481       1.66%            11.12%
Fidelity VIP-II - Asset Manager Portfolio:
  Tax qualified ...................................      192,670     14.869310       2,864,870       1.54%            13.38%
  Non-tax qualified ...............................      454,481     14.869310       6,757,819       1.54%            13.38%
Fidelity VIP-II - Contrafund Portfolio:
  Tax qualified ...................................      770,623     18.517428      14,269,956       1.19%            28.10%
  Non-tax qualified ...............................    1,288,311     18.517428      23,856,206       1.19%            28.10%
Fidelity VIP-III - Growth Opportunities Portfolio:
  Tax qualified ...................................      292,587     13.416112       3,925,380       1.75%            22.81%
  Non-tax qualified ...............................    1,310,788     13.416112      17,585,679       1.75%            22.81%

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                                        Unit        Contract                         Total
                                                           Units     Fair Value   Owners' Equity  Expenses(*)      Return(**)
                                                           -----     ----------   --------------  -----------     ----------
Morgan Stanley -
Emerging Markets Debt Portfolio:
  Tax qualified .......................................     30,554      6.919419       211,416       1.39%           (29.42)%
  Non-tax qualified ...................................     18,313      6.919419       126,715       1.39%           (29.42)%
Nationwide SAT - Capital Appreciation Fund:
  Tax qualified .......................................    622,770     20.201552    12,580,921       1.14%            28.08%
  Non-tax qualified ...................................    843,858     20.201552    17,047,241       1.14%            28.08%
Nationwide SAT - Government Bond Fund:
  Tax qualified .......................................    463,915     11.772852     5,461,603       1.37%             7.33%
  Non-tax qualified ...................................    816,488     11.772852     9,612,392       1.37%             7.33%
Nationwide SAT - Money Market Fund:
  Tax qualified .......................................  1,007,530     11.112968    11,196,649       1.90%             3.75%
  Non-tax qualified ...................................  3,595,023     11.112968    39,951,376       1.90%             3.75%
Nationwide SAT - Small Cap Value Fund:
  Tax qualified .......................................     17,530      8.520115       149,358       1.56%(***)      (22.06)%(***)
  Non-tax qualified ...................................     40,753      8.520115       347,220       1.56%(***)      (22.06)%(***)
Nationwide SAT - Small Company Fund:
  Tax qualified .......................................    207,507     13.989917     2,903,006       1.55%            (0.46)%
  Non-tax qualified ...................................    419,008     13.989917     5,861,887       1.55%            (0.46)%
Nationwide SAT - Total Return Fund:
  Tax qualified .......................................    285,960     17.276235     4,940,312       1.48%            16.36%
  Non-tax qualified ...................................    477,772     17.276235     8,254,101       1.48%            16.36%
Neuberger & Berman AMT - Growth Portfolio:
  Tax qualified .......................................     54,978     15.154915       833,187       1.05%            13.85%
  Non-tax qualified ...................................    160,168     15.154915     2,427,332       1.05%            13.85%
Neuberger & Berman AMT - Guardian Portfolio:
  Tax qualified .......................................     20,062      9.272982       186,035       1.23%(***)      (10.84)%(***)
  Non-tax qualified ...................................     54,518      9.272982       505,544       1.23%(***)      (10.84)%(***)
Neuberger & Berman AMT -
Limited Maturity Bond Portfolio:
  Tax qualified .......................................    250,457     11.048525     2,767,180       1.31%             2.88%
  Non-tax qualified ...................................    555,854     11.048525     6,141,367       1.31%             2.88%
Neuberger & Berman AMT - Partners Portfolio:
  Tax qualified .......................................    613,192     16.270918     9,977,197       1.36%             2.70%
  Non-tax qualified ...................................    898,907     16.270918    14,626,042       1.36%             2.70%
Oppenheimer VAF - Bond Fund:
  Tax qualified .......................................    212,964     11.659886     2,483,136       1.52%             5.25%
  Non-tax qualified ...................................    706,823     11.659886     8,241,476       1.52%             5.25%
Oppenheimer VAF - Global Securities Fund:
  Tax qualified .......................................    273,864     15.232440     4,171,617       1.41%            12.45%
  Non-tax qualified ...................................    378,435     15.232440     5,764,488       1.41%            12.45%
Oppenheimer VAF - Growth Fund:
  Tax qualified .......................................     42,851     12.734164       545,672       1.28%            22.20%
  Non-tax qualified ...................................     67,557     12.734164       860,282       1.28%            22.20%
Oppenheimer VAF - Multiple Strategies Fund:
  Tax qualified .......................................     92,773     13.513276     1,253,667       1.55%             5.11%
  Non-tax qualified ...................................    273,564     13.513276     3,696,746       1.55%             5.11%

                                                                            Unit         Contract                       Total
                                                             Units        Fair Value   Owners' Equity    Expenses(*)  Return(**)
                                                             -----        ----------   --------------    -----------  ----------
   Strong Opportunity Fund II, Inc.:
     Tax qualified .....................................     160,731       15.660253      2,517,088         1.14%        11.90%
     Non-tax qualified .................................     459,632       15.660253      7,197,953         1.14%        11.90%
   Strong VIF - Strong Discovery Fund II:
     Tax qualified .....................................      26,911       11.491081        309,236         1.52%         5.70%
     Non-tax qualified .................................      72,179       11.491081        829,415         1.52%         5.70%
   Strong VIF - Strong International Stock Fund II:
     Tax qualified .....................................      45,767        8.367348        382,948         1.52%        (6.16)%
     Non-tax qualified .................................     118,596        8.367348        992,334         1.52%        (6.16)%
   Van Eck WIT - Worldwide Bond Fund:
     Tax qualified .....................................      54,874       11.425229        626,948         1.69%        11.12%
     Non-tax qualified .................................     137,465       11.425229      1,570,569         1.69%        11.12%
   Van Eck WIT -
   Worldwide Emerging Markets Fund:
     Tax qualified .....................................      37,152        5.698612        211,715         1.37%       (35.09)%
     Non-tax qualified .................................     150,812        5.698612        859,419         1.37%       (35.09)%
   Van Eck WIT - Worldwide Hard Assets Fund:
     Tax qualified .....................................      27,382        6.678951        182,883         1.49%       (31.97)%
     Non-tax qualified .................................     104,447        6.678951        697,596         1.49%       (31.97)%
   Van Kampen American Capital LIT -
   Morgan Stanley Real Estate Securities Portfolio:
     Tax qualified .....................................     126,607       14.207613      1,798,783         1.54%       (12.90)%
     Non-tax qualified .................................     335,131       14.207613      4,761,412         1.54%       (12.90)%
   Warburg Pincus Trust -
   International Equity Portfolio:
     Tax qualified .....................................     190,052       10.451107      1,986,254         1.57%         3.82%
     Non-tax qualified .................................     442,442       10.451107      4,624,009         1.57%         3.82%
   Warburg Pincus Trust -
   Post Venture Capital Portfolio:
     Tax qualified .....................................      20,180       11.915674        240,458         1.56%         4.97%
     Non-tax qualified .................................      54,244       11.915674        646,354         1.56%         4.97%
   Warburg Pincus Trust -
   Small Company Growth Portfolio:
     Tax qualified .....................................     187,796       12.254943      2,301,429         1.39%        (4.26)%
     Non-tax qualified .................................     707,671       12.254943      8,672,468         1.39%        (4.26)%
                                                             =======       =========
   Reserve for annuity contracts in payout phase:
     Tax qualified .....................................                                     67,617
                                                                                       ------------
                                                                                       $504,387,087
                                                                                       ============


The following is a summary for 1997:
   American Century VP -
   American Century VP Balanced:
     Tax qualified .....................................      43,518      $12.407611   $    539,954         1.34%        14.13%
     Non-tax qualified .................................      82,722       12.407611      1,026,382         1.34%        14.13%
   American Century VP -
   American Century VP Capital Appreciation:
     Tax qualified .....................................      51,907        8.934300        463,753         1.54%        (4.66)%
     Non-tax qualified .................................      97,412        8.934300        870,308         1.54%        (4.66)%

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                                         Unit        Contract                         Total
                                                           Units       Fair Value  Owners' Equity  Expenses(*)      Return(**)
                                                           -----       ----------  --------------  -----------      ----------
American Century VP -
American Century VP International:
  Tax qualified .....................................      111,405      13.027680     1,451,349       1.52%            16.92%
  Non-tax qualified .................................      266,987      13.027680     3,478,221       1.52%            16.92%
American Century VP -
American Century VP Value:
  Tax qualified .....................................       19,668      12.602262       247,861       1.66%            24.26%
  Non-tax qualified .................................      114,608      12.602262     1,444,320       1.66%            24.26%
The Dreyfus Socially Responsible
Growth Fund, Inc.:
  Tax qualified .....................................      105,131      14.432845     1,517,339       1.36%            26.57%
  Non-tax qualified .................................      127,251      14.432845     1,836,594       1.36%            26.57%
Dreyfus Stock Index Fund:
  Tax qualified .....................................      355,678      15.258148     5,426,988       1.53%            31.03%
  Non-tax qualified .................................      704,237      15.258148    10,745,352       1.53%            31.03%
Dreyfus VIF - Capital Appreciation Portfolio:
  Tax qualified .....................................        1,527      10.184856        15,552       1.24%(***)        3.95%(***)
  Non-tax qualified .................................       35,595      10.184856       362,530       1.24%(***)        3.95%(***)
Dreyfus VIF - Growth and Income Portfolio:
  Tax qualified .....................................       43,110      11.437343       493,064       1.08%            14.53%
  Non-tax qualified .................................       64,938      11.437343       742,718       1.08%            14.53%
Fidelity VIP - Equity-Income Portfolio:
  Tax qualified .....................................      629,906      13.835418     8,715,013       1.43%            26.25%
  Non-tax qualified .................................    1,499,279      13.835418    20,743,152       1.43%            26.25%
Fidelity VIP - Growth Portfolio:
  Tax qualified .....................................      594,211      13.455923     7,995,657       1.49%            21.69%
  Non-tax qualified .................................    1,228,768      13.455923    16,534,208       1.49%            21.69%
Fidelity VIP - High Income Portfolio:
  Tax qualified .....................................      538,510      12.721046     6,850,410       1.10%            15.96%
  Non-tax qualified .................................    1,050,615      12.721046    13,364,922       1.10%            15.96%
Fidelity VIP - Overseas Portfolio:
  Tax qualified .....................................      125,092      12.000570     1,501,175       1.62%             9.94%
  Non-tax qualified .................................      176,490      12.000570     2,117,981       1.62%             9.94%
Fidelity VIP-II - Asset Manager Portfolio:
  Tax qualified .....................................       95,815      13.114181     1,256,535       1.42%            18.90%
  Non-tax qualified .................................      273,771      13.114181     3,590,282       1.42%            18.90%
Fidelity VIP-II - Contrafund Portfolio:
  Tax qualified .....................................      625,349      14.455907     9,039,987       1.41%            22.34%
  Non-tax qualified .................................      862,290      14.455907    12,465,184       1.41%            22.34%
Fidelity VIP-III - Growth Opportunities Portfolio:
  Tax qualified .....................................       57,285      10.924397       625,804       1.22%(***)       19.74%(***)
  Non-tax qualified .................................      213,473      10.924397     2,332,064       1.22%(***)       19.74%(***)
Morgan Stanley -
Emerging Markets Debt Portfolio:
  Tax qualified .....................................        1,079       9.803540        10,578       1.55%(***)       (4.20)%(***)
  Non-tax qualified .................................        9,814       9.803540        96,212       1.55%(***)       (4.20)%(***)
Nationwide SAT - Capital Appreciation Fund:
  Tax qualified .....................................      122,279      15.772381     1,928,631       1.12%            32.54%
  Non-tax qualified .................................      168,800      15.772381     2,662,378       1.12%            32.54%

                                                                        Unit        Contract                        Total
                                                        Units        Fair Value   Owners' Equity   Expenses(*)     Return(**)
                                                        -----        ----------   --------------   -----------     ----------
Nationwide SAT - Government Bond Fund:
  Tax qualified ..................................      112,607       10.968893      1,235,174        1.12%          8.08%
  Non-tax qualified ..............................      244,780       10.968893      2,684,966        1.12%          8.08%
Nationwide SAT - Money Market Fund:
  Tax qualified ..................................      638,508       10.711730      6,839,525        1.60%          3.73%
  Non-tax qualified ..............................    2,073,349       10.711730     22,209,155        1.60%          3.73%
Nationwide SAT - Small Company Fund:
  Tax qualified ..................................      140,739       14.053920      1,977,935        1.39%         15.65%
  Non-tax qualified ..............................      283,747       14.053920      3,987,758        1.39%         15.65%
Nationwide SAT - Total Return Fund:
  Tax qualified ..................................      157,002       14.846819      2,330,980        1.36%         27.55%
  Non-tax qualified ..............................      229,416       14.846819      3,406,098        1.36%         27.55%
Neuberger & Berman AMT - Growth Portfolio:
  Tax qualified ..................................       39,613       13.311087        527,292        1.27%         27.14%
  Non-tax qualified ..............................       67,289       13.311087        895,690        1.27%         27.14%
Neuberger & Berman AMT -
Limited Maturity Bond Portfolio:
  Tax qualified ..................................      232,553       10.739513      2,497,506        1.37%          5.19%
  Non-tax qualified ..............................      369,140       10.739513      3,964,384        1.37%          5.19%
Neuberger & Berman AMT - Partners Portfolio:
  Tax qualified ..................................      551,365       15.843430      8,735,513        1.42%         29.35%
  Non-tax qualified ..............................      607,558       15.843430      9,625,803        1.42%         29.35%
Oppenheimer VAF - Bond Fund:
  Tax qualified ..................................      102,577       11.077843      1,136,332        1.40%          7.67%
  Non-tax qualified ..............................      281,567       11.077843      3,119,155        1.40%          7.67%
Oppenheimer VAF - Global Securities Fund:
  Tax qualified ..................................       96,027       13.545830      1,300,765        1.53%         20.65%
  Non-tax qualified ..............................      226,937       13.545830      3,074,050        1.53%         20.65%
Oppenheimer VAF - Growth Fund:
  Tax qualified ..................................        7,039       10.420499)        73,350        1.23%(***)     8.98%(***
  Non-tax qualified ..............................        6,625       10.420499)        69,036        1.23%(***)     8.98%(***
Oppenheimer VAF - Multiple Strategies Fund:
  Tax qualified ..................................       56,867       12.856596        731,116        1.46%         15.52%
  Non-tax qualified ..............................      193,943       12.856596      2,493,447        1.46%         15.52%
Strong Opportunity Fund II, Inc.:
  Tax qualified ..................................      436,276       13.995266      6,105,799        1.29%         23.64%
  Non-tax qualified ..............................      513,631       13.995266      7,188,402        1.29%         23.64%
Strong VIF - Strong Discovery Fund II:
  Tax qualified ..................................       27,509       10.870948        299,049        1.64%          9.77%
  Non-tax qualified ..............................       73,785       10.870948        802,113        1.64%          9.77%
Strong VIF - Strong International Stock Fund II:
  Tax qualified ..................................       88,170        8.916485        786,166        1.68%        (14.77)%
  Non-tax qualified ..............................      236,119        8.916485      2,105,352        1.68%        (14.77)%
Van Eck WIT - Worldwide Bond Fund:
  Tax qualified ..................................       52,244       10.281856        537,165        1.45%          0.90%
  Non-tax qualified ..............................      135,652       10.281856      1,394,754        1.45%          0.90%
Van Eck WIT -
Worldwide Emerging Markets Fund:
  Tax qualified ..................................       65,901        8.778805        578,532        1.55%        (12.89)%
  Non-tax qualified ..............................      109,850        8.778805        964,352        1.55%        (12.89)%

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                                        Unit          Contract                         Total
                                                         Units       Fair Value    Owners' Equity     Expenses(*)     Return(**)
                                                         -----       ----------     -------------     -----------     ----------
  Van Eck WIT - Worldwide Hard Assets Fund:
    Tax qualified .................................       36,777        9.817789        361,069          1.71%         (3.10)%
    Non-tax qualified .............................      110,634        9.817789      1,086,181          1.71%         (3.10)%
  Van Kampen American Capital LIT -
  Morgan Stanley Real Estate Securities Portfolio:
    Tax qualified .................................      143,467       16.312466      2,340,301          1.37%         19.71%
    Non-tax qualified .............................      312,287       16.312466      5,094,171          1.37%         19.71%
  Warburg Pincus Trust -
  International Equity Portfolio:
    Tax qualified .................................      224,358       10.066530      2,258,507          1.63%         (3.67)%
    Non-tax qualified .............................      501,764       10.066530      5,051,022          1.63%         (3.67)%
  Warburg Pincus Trust -
  Post Venture Capital Portfolio:
    Tax qualified .................................        7,811       11.351955         88,670          1.87%         11.69%
    Non-tax qualified .............................       37,566       11.351955        426,448          1.87%         11.69%
  Warburg Pincus Trust -
  Small Company Growth Portfolio:
    Tax qualified .................................      182,340       12.800371      2,334,020          1.43%         13.97%
    Non-tax qualified .............................      496,268       12.800371      6,352,415          1.43%         13.97%
                                                         =======       =========   ------------
                                                                                   $271,561,976
                                                                                   ============

The following is a summary for 1996:
  The Dreyfus Socially Responsible
  Growth Fund, Inc.:
    Tax qualified .................................       10,096      $11.402663   $    115,121          0.73%(***)    15.29%(***)
    Non-tax qualified .............................       29,501       11.402663        336,390          0.73%(***)    15.29%(***)
  Dreyfus Stock Index Fund:
    Tax qualified .................................       64,418       11.644617        750,123          0.87%(***)    17.93%(***)
    Non-tax qualified .............................      189,227       11.644617      2,203,476          0.87%(***)    17.93%(***)
  Fidelity VIP - Equity-Income Portfolio:
    Tax qualified .................................      320,026       10.958584      3,507,032          1.32%(***)    10.45%(***)
    Non-tax qualified .............................      682,976       10.958584      7,484,450          1.32%(***)    10.45%(***)
  Fidelity VIP - Growth Portfolio:
    Tax qualified .................................      230,586       11.057399      2,549,681          0.77%(***)    11.53%(***)
    Non-tax qualified .............................      910,947       11.057399     10,072,704          0.77%(***)    11.53%(***)
  Fidelity VIP - High Income Portfolio:
    Tax qualified .................................      291,879       10.970108      3,201,944          1.01%(***)    10.58%(***)
    Non-tax qualified .............................      245,978       10.970108      2,698,405          1.01%(***)    10.58%(***)
  Fidelity VIP - Overseas Portfolio:
    Tax qualified .................................       36,697       10.915770        400,576          1.22%(***)     9.98%(***)
    Non-tax qualified .............................       95,229       10.915770      1,039,498          1.22%(***)     9.98%(***)
  Fidelity VIP-II - Asset Manager Portfolio:
    Tax qualified .................................       38,401       11.029343        423,538          1.32%(***)    11.22%(***)
    Non-tax qualified .............................       63,564       11.029343        701,069          1.32%(***)    11.22%(***)
  Fidelity VIP-II - Contrafund Portfolio:
    Tax qualified .................................      255,409       11.815914      3,017,891          0.95%(***)    19.80%(***)
    Non-tax qualified .............................      400,821       11.815914      4,736,066          0.95%(***)    19.80%(***)


                                                                       Unit        Contract                          Total
                                                           Units     Fair Value  Owners' Equity    Expenses(*)      Return(**)
                                                           -----     ----------  --------------    -----------      ----------
Nationwide SAT - Capital Appreciation Fund:
  Tax qualified ......................................     89,481     11.899746     1,064,801       0.45%(***)       20.71%(***)
  Non-tax qualified ..................................     71,846     11.899746       854,949       0.45%(***)       20.71%(***)
Nationwide SAT - Government Bond Fund:
  Tax qualified ......................................     30,956     10.149155       314,177       1.65%(***)        1.63%(***)
  Non-tax qualified ..................................     97,767     10.149155       992,252       1.65%(***)        1.63%(***)
Nationwide SAT - Money Market Fund:
  Tax qualified ......................................    283,411     10.326243     2,926,571       1.87%(***)        3.55%(***)
  Non-tax qualified ..................................    628,692     10.326243     6,492,026       1.87%(***)        3.55%(***)
Nationwide SAT - Small Company Fund:
  Tax qualified ......................................     49,485     12.152247       601,354       1.34%(***)       23.47%(***)
  Non-tax qualified ..................................     69,854     12.152247       848,883       1.34%(***)       23.47%(***)
Nationwide SAT - Total Return Fund:
  Tax qualified ......................................     32,415     11.639579       377,297       1.20%(***)       17.88%(***)
  Non-tax qualified ..................................     57,403     11.639579       668,147       1.20%(***)       17.88%(***)
Neuberger & Berman AMT - Growth Portfolio:
  Tax qualified ......................................      7,597     10.469935        79,540       1.40%(***)        5.12%(***)
  Non-tax qualified ..................................     50,629     10.469935       530,082       1.40%(***)        5.12%(***)
Neuberger & Berman AMT -
Limited Maturity Bond Portfolio:
  Tax qualified ......................................    123,635     10.209208     1,262,215       1.31%(***)        2.28%(***)
  Non-tax qualified ..................................    274,872     10.209208     2,806,225       1.31%(***)        2.28%(***)
Neuberger & Berman AMT - Partners Portfolio:
  Tax qualified ......................................    177,265     12.248582     2,171,245       0.85%(***)       24.52%(***)
  Non-tax qualified ..................................    214,292     12.248582     2,624,773       0.85%(***)       24.52%(***)
Oppenheimer VAF - Bond Fund:
  Tax qualified ......................................     55,343     10.288722       569,409       1.36%(***)        3.15%(***)
  Non-tax qualified ..................................    152,075     10.288722     1,564,657       1.36%(***)        3.15%(***)
Oppenheimer VAF - Global Securities Fund:
  Tax qualified ......................................     40,161     11.201956       449,882       1.04%(***)       13.38%(***)
  Non-tax qualified ..................................     75,124     11.201956       841,536       1.04%(***)       13.38%(***)
Oppenheimer VAF - Multiple Strategies Fund:
  Tax qualified ......................................      6,127     11.129020        68,188       1.07%(***)       12.31%(***)
  Non-tax qualified ..................................     34,052     11.129020       378,965       1.07%(***)       12.31%(***)
Strong Special Fund II, Inc.:
  Tax qualified ......................................    312,712     11.319705     3,539,808       0.74%(***)       14.39%(***)
  Non-tax qualified ..................................    302,280     11.319705     3,421,720       0.74%(***)       14.39%(***)
Strong VIF - Strong Discovery Fund II:
  Tax qualified ......................................     27,130      9.903046       268,670       1.65%(***)       (1.06)%(***)
  Non-tax qualified ..................................     55,312      9.903046       547,757       1.65%(***)       (1.06)%(***)
Strong VIF - Strong International Stock Fund II:
  Tax qualified ......................................     61,841     10.462103       646,987       1.22%(***)        5.04%(***)
  Non-tax qualified ..................................    154,841     10.462103     1,619,962       1.22%(***)        5.04%(***)
TCI Portfolios - TCI Balanced:
  Tax qualified ......................................     13,228     10.871600       143,810       1.34%(***)        9.50%(***)
  Non-tax qualified ..................................     35,163     10.871600       382,278       1.34%(***)        9.50%(***)
TCI Portfolios - TCI Growth:
  Tax qualified ......................................     46,612      9.371161       436,809       1.25%(***)       (6.86)%(***)
  Non-tax qualified ..................................     83,063      9.371161       778,397       1.25%(***)       (6.86)%(***)

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                              Unit         Contract                          Total
                                               Units       Fair Value   Owners' Equity    Expenses(*)      Return(**)
                                               -----       ----------   --------------    -----------      ----------
TCI Portfolios - TCI International:
  Tax qualified ...........................    27,097       11.142834       301,937        1.24%(***)      12.46%(***)
  Non-tax qualified .......................    77,343       11.142834       861,820        1.24%(***)      12.46%(***)
Van Eck WIT -
Gold and Natural Resources Fund:
  Tax qualified ...........................    22,227       10.132333       225,211        1.24%(***)       1.44%(***)
  Non-tax qualified .......................    48,531       10.132333       491,732        1.24%(***)       1.44%(***)
Van Eck WIT - Worldwide Bond Fund:
  Tax qualified ...........................    39,599       10.189870       403,509        0.98%(***)       2.07%(***)
  Non-tax qualified .......................    36,398       10.189870       370,891        0.98%(***)       2.07%(***)
Van Eck WIT -
Worldwide Emerging Markets Fund:
  Tax qualified ...........................       750       10.077496         7,558        1.90%(***)      31.45%(***)
Van Kampen American Capital LIT -
Real Estate Securities Portfolio:
  Tax qualified ...........................    63,345       13.626341       863,161        0.79%(***)      39.54%(***)
  Non-tax qualified .......................    65,843       13.626341       897,199        0.79%(***)      39.54%(***)
Warburg Pincus Trust -
International Equity Portfolio:
  Tax qualified ...........................   113,387       10.450529     1,184,954        1.28%(***)       4.91%(***)
  Non-tax qualified .......................   278,224       10.450529     2,907,588        1.28%(***)       4.91%(***)
Warburg Pincus Trust -
Post Venture Capital Portfolio:
  Tax qualified ...........................       726       10.163437         7,379        1.22%(***)      66.33%(***)
Warburg Pincus Trust -
Small Company Growth Portfolio:
  Tax qualified ...........................   104,843       11.231071     1,177,499        1.19%(***)      13.42%(***)
  Non-tax qualified .......................   314,236       11.231071     3,529,207        1.19%(***)      13.42%(***)
                                              =======       =========   -----------
                                                                        $96,740,981
                                                                        ===========

(*) This represents expenses as a percentage of the average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

(**) This represents the annual total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units;inclusion of these expenses in the calculation would result in a reduction of the total return presented.

(***) Annualized as this investment option was not utilized for the entire period indicated.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Nationwide Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of Nationwide Life Insurance Company, as of December 31, 2000 and 1999, and the related statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

January 26, 2001

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                                 Balance Sheets

                   ($000's omitted, except per share amounts)

                                                                                                 December 31,
                                                                                        -------------------------------
                                                                                             2000            1999
=======================================================================================================================
                                         ASSETS

Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                             $ 1,192,444     $ 1,051,556
    Equity securities                                                                           1,828           5,659
  Mortgage loans on real estate, net                                                          380,685         330,068
  Real estate, net                                                                              1,822           2,200
  Policy loans                                                                                  1,517             465
  Other long-term investments                                                                       8               -
  Short-term investments                                                                       61,194             706
-----------------------------------------------------------------------------------------------------------------------
                                                                                            1,639,498       1,390,654
-----------------------------------------------------------------------------------------------------------------------

Cash                                                                                                -           4,280
Accrued investment income                                                                      16,925          13,906
Deferred policy acquisition costs                                                             108,982          92,025
Reinsurance receivable from affiliate                                                          96,892          91,667
Other assets                                                                                   69,459          42,851
Assets held in separate accounts                                                            2,242,478       2,127,080
-----------------------------------------------------------------------------------------------------------------------
                                                                                          $ 4,174,234     $ 3,762,463
=======================================================================================================================

                          LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                         $ 1,765,451     $ 1,480,807
Other liabilities                                                                              10,493          41,308
Liabilities related to separate accounts                                                    2,242,478       2,127,080
-----------------------------------------------------------------------------------------------------------------------
                                                                                            4,018,422       3,649,195
-----------------------------------------------------------------------------------------------------------------------

Commitments and contingencies (notes 8 and 12)
Shareholder's equity:
  Common stock, $40 par value.  Authorized, issued and outstanding 66,000 shares                2,640           2,640
  Additional paid-in capital                                                                   77,960          52,960
  Retained earnings                                                                            72,063          59,536
  Accumulated other comprehensive income (loss)                                                 3,149          (1,868)
-----------------------------------------------------------------------------------------------------------------------
                                                                                              155,812         113,268
-----------------------------------------------------------------------------------------------------------------------
                                                                                          $ 4,174,234     $ 3,762,463
=======================================================================================================================


See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                              Statements of Income

                                ($000's omitted)

                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  2000            1999           1998
===========================================================================================================================
Revenues:
  Policy charges                                                                $ 55,992        $ 44,793       $ 28,549
  Life insurance premiums                                                          1,297             292             63
  Net investment income                                                           14,732          13,959         11,314
  Realized gains on investments                                                      842           5,208            696
  Other income                                                                       929           1,059          1,165
---------------------------------------------------------------------------------------------------------------------------
                                                                                  73,792          65,311         41,787
---------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
  Interest credited to policyholder account balances                              11,097           8,548          4,881
  Other benefits and claims                                                        5,581           5,210          1,586
  Amortization of deferred policy acquisition costs                                9,893          13,592          4,348
  Other operating expenses                                                        29,982          24,185          8,952
---------------------------------------------------------------------------------------------------------------------------
                                                                                  56,553          51,535         19,767
---------------------------------------------------------------------------------------------------------------------------
    Income before federal income tax expense                                      17,239          13,776         22,020
---------------------------------------------------------------------------------------------------------------------------
Federal income tax expense                                                         4,712           4,571          7,501
---------------------------------------------------------------------------------------------------------------------------
    Net income                                                                  $ 12,527        $  9,205       $ 14,519
===========================================================================================================================


See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                       Statements of Shareholder's Equity

                  Years ended December 31, 2000, 1999 and 1998
                                ($000's omitted)


                                                                                            Accumulated
                                                           Additional                          other             Total
                                              Common         paid-in        Retained       comprehensive     shareholder's
                                               stock         capital        earnings       income (loss)         equity
============================================================================================================================

December 31, 1997                             $ 2,640       $ 52,960         $ 35,812           $ 7,168       $   98,580

Comprehensive income:
  Net income                                        -              -           14,519                 -           14,519
  Net unrealized gains on securities
    available-for-sale arising during the
         year                                       -              -                -             2,887            2,887

                                                                                                             ---------------
  Total comprehensive income                                                                                      17,406
----------------------------------------------------------------------------------------------------------------------------
December 31, 1998                               2,640         52,960           50,331            10,055          115,986
============================================================================================================================

Comprehensive income:
  Net income                                        -              -            9,205                 -            9,205
  Net unrealized losses on securities
    available-for-sale arising during the
         year                                       -              -                -           (11,923)         (11,923)

                                                                                                             ---------------
  Total comprehensive loss                                                                                        (2,718)
----------------------------------------------------------------------------------------------------------------------------
December 31, 1999                               2,640         52,960           59,536            (1,868)         113,268
============================================================================================================================

Comprehensive income:
  Net income                                        -              -           12,527                 -           12,527
  Net unrealized gains on securities
    available-for-sale arising during the
         year                                       -              -                -             5,017            5,017
                                                                                                             ---------------
  Total comprehensive income                                                                                      17,544
                                                                                                             ---------------
  Capital contribution                              -         25,000                -                 -           25,000
----------------------------------------------------------------------------------------------------------------------------
December 31, 2000                             $ 2,640       $ 77,960         $ 72,063           $ 3,149        $ 155,812
============================================================================================================================



See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                            Statements of Cash Flows

                                ($000's omitted)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                    2000           1999             1998
==============================================================================================================================
Cash flows from operating activities:
  Net income                                                                    $     12,527     $    9,205       $  14,519
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                              11,097          8,548           4,881
      Capitalization of deferred policy acquisition costs                            (38,932)       (33,965)        (29,216)
      Amortization of deferred policy acquisition costs                                9,893         13,592           4,348
      Amortization and depreciation                                                      625          1,351            (479)
      Realized gains on invested assets, net                                            (842)        (5,208)           (696)
      Increase in accrued investment income                                           (3,019)        (2,261)           (867)
      Increase in other assets                                                       (31,833)        (1,309)        (25,919)
      Increase in policy liabilities and funds withheld
        on coinsurance agreement with affiliate                                      296,327        160,246         139,991
      (Decrease) increase in other liabilities                                       (33,516)        21,795          (3,883)
------------------------------------------------------------------------------------------------------------------------------
          Net cash provided by operating activities                                  222,327        171,994         102,679
------------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                            190,173        137,210         117,228
  Proceeds from sale of securities available-for-sale                                 47,537         73,864          17,403
  Proceeds from repayments of mortgage loans on real estate                           30,896         32,397          28,180
  Proceeds from sale of real estate                                                    1,269              -             707
  Proceeds from repayments of policy loans and sale of other invested assets             267            109              99
  Cost of securities available-for-sale acquired                                    (354,904)      (375,642)       (242,516)
  Cost of mortgage loans on real estate acquired                                     (82,250)       (93,500)        (78,180)
  Cost of real estate acquired                                                             -              -              (3)
  Short-term investments, net                                                        (60,488)         1,571          16,691
  Other, net                                                                          (1,327)          (242)           (216)
------------------------------------------------------------------------------------------------------------------------------
          Net cash used in investing activities                                     (228,827)      (224,233)       (140,607)
------------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
  Capital contribution received                                                       25,000              -               -
  Increase in investment product and universal life insurance
    product account balances                                                         173,269        192,893          74,828
  Decrease in investment product and universal life insurance
    product account balances                                                        (196,049)      (136,376)        (42,061)
------------------------------------------------------------------------------------------------------------------------------
          Net cash provided by financing activities                                    2,220         56,517          32,767
------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in cash                                                       (4,280)         4,278          (5,161)

Cash, beginning of year                                                                4,280              2           5,163
------------------------------------------------------------------------------------------------------------------------------
Cash, end of year                                                               $          -      $   4,280      $        2
==============================================================================================================================


See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                          Notes to Financial Statements

                        December 31, 2000, 1999 and 1998
                                ($000's omitted)

(1)      Organization and Description of Business
         ----------------------------------------

         Nationwide Life and Annuity Insurance Company (the Company) is a wholly owned subsidiary of Nationwide Life Insurance Company (NLIC).

         The Company provides long-term savings and retirement products, including individual annuities and life insurance.

(2)      Summary of Significant Accounting Policies
         ------------------------------------------

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. An Annual Statement, filed with the Department of Insurance of the State of Ohio (the Department), is prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments, the liability for future policy benefits and claims and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Valuation of Investments and Related Gains and Losses
              -----------------------------------------------------

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (b)  Revenues and Benefits
              ---------------------

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (c)  Deferred Policy Acquisition Costs
              ---------------------------------

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(a).

         (d)  Separate Accounts
              -----------------

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the statements of income and cash flows except for the fees the Company receives.

         (e)  Future Policy Benefits
              ----------------------

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

         (f)  Federal Income Tax
              ------------------

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC). The members of the consolidated tax return group have a tax sharing agreement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (g)  Reinsurance Ceded
              -----------------

              Reinsurance revenues ceded and reinsurance recoveries on benefits and expenses incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (h)  Recently Issued Accounting Pronouncements
              -----------------------------------------

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS
              133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, is effective for the Company as of January 1, 2001.

              SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

              As of January 1, 2001, all derivatives qualified for hedge accounting under SFAS 133. The adoption of SFAS 133 will result in the Company derecognizing $350 of deferred assets related to hedges, while recognizing $350 of additional derivative instrument liabilities and $288 of additional firm commitment assets. The adoption of SFAS 133 will result in the Company recording a net transition adjustment gain of $102 (net of related income tax of $55) in net income. In addition, a net translation adjustment gain of $20 (net of related income tax of $11) will be recorded in accumulated other comprehensive income at January 1, 2001. Further, the adoption of SFAS 133 will result in the Company reporting total derivative instrument assets and liabilities of $32 and $170, respectively.

              Also, the Company expects that the adoption of SFAS 133 will increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign exchange rates during any period.

         (i)  Reclassification
              ----------------

              Certain items in the 1999 and 1998 financial statements have been reclassified to conform to the 2000 presentation.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         (3)  Investments
              -----------

              The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2000 and 1999 were:


                                                                                             Gross         Gross
                                                                            Amortized      unrealized    unrealized     Estimated
                                                                               cost          gains         losses       fair value
             =======================================================================================================================
             December 31, 2000
              Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   Government corporations and agencies                   $      40,694     $     769   $       133     $    41,330
                 Obligations of states and political subdivisions                 3,129             -            37           3,092
                 Debt securities issued by foreign governments                    1,253            12            13           1,252
                 Corporate securities                                           662,849        11,717         7,859         666,707
                 Mortgage-backed securities - U.S. Government backed            236,368         2,190           413         238,145
                 Asset-backed securities                                        239,785         3,342         1,209         241,918
             -----------------------------------------------------------------------------------------------------------------------
                     Total fixed maturity securities                          1,184,078        18,030         9,664       1,192,444
               Equity securities                                                    979           849             -           1,828
             -----------------------------------------------------------------------------------------------------------------------
                                                                          $   1,185,057     $  18,879   $     9,664     $ 1,194,272
             =======================================================================================================================

             December 31, 1999
              Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   Government corporations and agencies                   $      36,717     $       2   $    1,198      $    35,521
                 Obligations of states and political subdivisions                   302             -            7              295
                 Debt securities issued by foreign governments                    2,256             2           22            2,236
                 Corporate securities                                           549,510         1,933       10,413          541,030
                 Mortgage-backed securities - U.S. Government backed            258,329         1,044        3,082          256,291
                 Asset-backed securities                                        218,698           232        2,747          216,183
             -----------------------------------------------------------------------------------------------------------------------
                     Total fixed maturity securities                          1,065,812         3,213       17,469        1,051,556
               Equity securities                                                  1,990         3,669            -            5,659
             -----------------------------------------------------------------------------------------------------------------------
                                                                          $   1,067,802     $   6,882   $   17,469      $ 1,057,215
             =======================================================================================================================

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2000, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                    Amortized         Estimated
                                                                                       cost           fair value
             =======================================================================================================
             Fixed maturity securities available-for-sale:
                Due in one year or less                                            $    62,935        $   62,402
                Due after one year through five years                                  382,617           381,603
                Due after five years through ten years                                 195,109           199,554
                Due after ten years                                                     67,264            68,822
             -------------------------------------------------------------------------------------------------------
                                                                                       707,925           712,381
                 Mortgage-backed securities                                            236,368           238,145
                 Asset-backed securities                                               239,785           241,918
             -------------------------------------------------------------------------------------------------------
                                                                                   $ 1,184,078       $ 1,192,444
             =======================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of each December 31:


                                                                                          2000            1999
         ===========================================================================================================

         Gross unrealized gains (losses)                                                $ 9,215       $ (10,587)
         Adjustment to deferred policy acquisition costs                                 (4,369)          7,714
         Deferred federal income tax                                                     (1,697)          1,005
         -----------------------------------------------------------------------------------------------------------
                                                                                        $ 3,149      $   (1,868)
         ===========================================================================================================

An analysis of the change in gross unrealized gains (losses) on securities available-for-sale follows for the years ended December 31:


                                                                            2000            1999           1998
         ============================================================================================================
         Securities available-for-sale:
           Fixed maturity securities                                     $ 22,622       $ (35,128)       $ 3,922
           Equity securities                                               (2,820)         (1,861)         2,467
         ------------------------------------------------------------------------------------------------------------
                                                                         $ 19,802       $ (36,989)       $ 6,389
         ============================================================================================================

Proceeds from the sale of securities available-for-sale during 2000, 1999 and 1998 were $47,537, $73,864 and $17,403, respectively. During 2000, gross gains of $376 ($297 and $509 in 1999 and 1998, respectively) and gross losses of $1,413 ($37 and none in 1999 and 1998, respectively) were realized on those sales.

The Company had no investments that were non-income producing for the twelve month periods preceding December 31, 2000 and 1999.

Real estate is presented at cost less accumulated depreciation of $138 as of December 31, 2000 ($155 as of December 31, 1999). There was no valuation allowance as of December 31, 2000 or 1999.

There were no recorded investments in mortgage loans on real estate considered to be impaired as of December 31, 2000 ($881 as of December 31, 1999). No valuation allowance was recorded for these loans as of December 31, 2000 or 1999. During 2000, the average recorded investment in impaired mortgage loans on real estate was approximately $527 ($885 in 1999) and there was no interest income recognized on those loans (none in 1999).

The valuation allowance account for mortgage loans on real estate was $750 for the year ended December 31, 2000, which was unchanged from the previous two years.

An analysis of investment income by investment type follows for the years ended December 31:


                                                                            2000            1999           1998
         ============================================================================================================
         Gross investment income:
           Securities available-for-sale:
             Fixed maturity securities                                  $ 75,426        $ 66,160       $ 56,398
           Mortgage loans on real estate                                  27,821          23,475         21,124
           Real estate                                                       461             413            379
           Short-term investments                                          1,352           1,580          1,361
           Other                                                             431             334            178
         ------------------------------------------------------------------------------------------------------------
               Total investment income                                   105,491          91,962         79,440
         Less:
           Investment expenses                                             1,988           2,040          1,773
           Net investment income ceded (note 11)                          88,771          75,963         66,353
         ------------------------------------------------------------------------------------------------------------
               Net investment income                                    $ 14,732        $ 13,959       $ 11,314
         ============================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:


                                                                            2000            1999           1998
         ============================================================================================================
         Fixed maturity securities available-for-sale                   $ (1,037)      $    260          $ 509
         Mortgage loans on real estate                                      (261)             7              -
         Real estate and other                                              2,140         4,941            187
         ------------------------------------------------------------------------------------------------------------
                                                                        $     842      $  5,208          $ 696
         ============================================================================================================

         Fixed maturity securities with an amortized cost of $3,420 and $3,540 were on deposit with various regulatory agencies as required by law as of December 31, 2000 and 1999, respectively.

(4)      Derivative Financial Instruments
         --------------------------------

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate and foreign currency swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges. See note 2 (h) regarding accounting for derivatives under SFAS 133 effective January 1, 2001.

         Interest rate swaps are primarily used to convert specific investment securities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income consistent with the nature of the hedged item. Currently, changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income consistent with the nature of the hedged item. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated investments to U.S. dollars.

         The notional amount of derivative financial instruments outstanding as of December 31, 2000 and 1999 were as follows:


                                                                                          2000            1999
         ===========================================================================================================
         Interest rate swaps -
            Pay fixed/receive variable rate swaps hedging investments                $   7,585         $ 1,585
            Pay variable/receive fixed rate swaps hedging investments                    5,000             -

         Foreign currency swaps -
             Hedging foreign currency denominated investments                        $   1,420         $ 1,420

         Interest rate futures contracts                                             $  18,700         $ 2,483
         -----------------------------------------------------------------------------------------------------------

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(5)      Federal Income Tax
         ------------------

         The tax effects of temporary differences that give rise to significant components of the net deferred tax (liability) asset as of December 31, 2000 and 1999 are as follows:


                                                                                          2000            1999
         ===========================================================================================================
         Deferred tax assets:
           Fixed maturity securities                                                    $    -       $   3,905
           Future policy benefits                                                        9,874          17,454
           Liabilities in separate accounts                                             18,505          15,603
           Mortgage loans on real estate and real estate                                   267             266
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax assets                                            28,646          37,228
         -----------------------------------------------------------------------------------------------------------

         Deferred tax liabilities:
           Fixed maturity securities                                                     4,188               -
           Equity securities                                                               297           1,284
           Deferred policy acquisition costs                                            14,963          15,624
           Other                                                                        11,525          13,799
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax liabilities                                       30,973          30,707
         -----------------------------------------------------------------------------------------------------------
              Net deferred tax (liability) asset                                      $ (2,327)      $   6,521
         ===========================================================================================================

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset all future deductible amounts. The Company has determined that valuation allowances are not necessary as of December 31, 2000, 1999 and 1998 based on its analysis of future deductible amounts.

         The Company's current federal income tax (asset) liability was $(3,544) and $1,860 as of December 31, 2000 and 1999, respectively.

         Federal income tax expense for the years ended December 31 was as follows:


                                                                          2000            1999            1998
         -----------------------------------------------------------------------------------------------------------
         Currently payable                                            $ (1,434)        $ 4,391        $ 10,014
         Deferred tax expense (benefit)                                  6,146             180          (2,513)
         -----------------------------------------------------------------------------------------------------------
                                                                      $  4,712         $ 4,571       $   7,501
         ===========================================================================================================

         Total federal income tax expense for the years ended December 31, 2000, 1999 and 1998 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:


                                                           2000                   1999                  1998
                                                   ---------------------  ---------------------  --------------------
                                                     Amount        %        Amount        %        Amount       %
         ============================================================================================================
         Computed (expected) tax expense             $ 6,034      35.0      $ 4,822      35.0      $ 7,707     35.0
         Tax exempt interest and dividends
            received deduction                        (1,324)     (7.7)        (255)     (1.8)        (223)    (1.0)
         Other, net                                        2       -              4       -             17      0.1
         ------------------------------------------------------------------------------------------------------------
               Total (effective rate of each year)   $ 4,712      27.3      $ 4,571      33.2      $ 7,501     34.1
         ============================================================================================================

         Total federal income tax paid was $3,970, $4,053 and $9,298 during the years ended December 31, 2000, 1999 and 1998, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(6)      Comprehensive Income
         --------------------

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts for the years ended December 31, 2000, 1999 and 1998 were as follows:


                                                                            2000            1999           1998
         ============================================================================================================
         Unrealized gains (losses) on securities available-for-sale arising during the period:
            Gross                                                         $ 18,765       $ (36,729)       $ 6,898
            Adjustment to deferred policy acquisition costs                (12,083)         18,645         (1,947)
            Related federal income tax (expense) benefit                    (2,339)          6,330         (1,733)
         ------------------------------------------------------------------------------------------------------------
               Net                                                           4,343         (11,754)         3,218
         ------------------------------------------------------------------------------------------------------------

         Reclassification adjustment for net (gains) losses on securities available-for-sale realized during the period:
            Gross                                                            1,037            (260)          (509)
            Related federal income tax expense (benefit)                      (363)             91            178
         ------------------------------------------------------------------------------------------------------------
               Net                                                             674            (169)          (331)
         ------------------------------------------------------------------------------------------------------------
         Total Other Comprehensive Income (Loss)                           $ 5,017       $ (11,923)       $ 2,887
         ============================================================================================================

(7)      Fair Value of Financial Instruments
         -----------------------------------

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The Company in estimating its fair value disclosures used the following methods and assumptions:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for impaired mortgage loans is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: The estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 8.

              FUTURES CONTRACTS: The fair value for futures contracts is based on quoted market prices.

              INTEREST RATE AND FOREIGN CURRENCY SWAPS: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:


                                                                    2000                             1999
                                                       -------------------------------  -------------------------------
                                                          Carrying       Estimated         Carrying       Estimated
                                                           amount        fair value         amount        fair value
=======================================================================================================================
         Assets:
           Investments:
             Securities available-for-sale:
               Fixed maturity securities                $ 1,191,741     $ 1,191,741     $  1,051,447    $  1,051,447
               Equity securities                              1,828           1,828            5,659           5,659
             Mortgage loans on real estate, net             380,685         388,396          330,068         324,610
             Policy loans                                     1,517           1,517              465             465
             Short-term investments                          61,194          61,194              706             706
           Cash                                                   -               -            4,280           4,280
           Assets held in separate accounts               2,242,478       2,242,478        2,127,080       2,127,080

         Liabilities:
           Investment contracts                          (1,616,017)     (1,562,224)      (1,335,787)     (1,283,459)
           Policy reserves on life insurance contracts     (149,434)       (149,783)        (145,020)       (145,370)
           Liabilities related to separate accounts      (2,242,478)     (2,189,633)      (2,127,080)     (2,082,541)

         Derivative financial instruments:
           Interest rate swaps hedging assets                   703             952              109             109
           Foreign currency swaps                               128             128              (18)            (18)
           Futures contracts                                   (151)           (151)              21              21

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(8)      Risk Disclosures
         ----------------

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by operating throughout the United States, thus reducing its exposure to any single jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $16,280 extending into 2001 were outstanding as of December 31, 2000.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLAIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2000, NLAIC's credit risk from these derivative financial instruments was $1.0 million.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 29% (30% in 1999) in any geographic area and no more than 1% (5% in 1999) with any one borrower as of December 31, 2000. As of December 31, 2000 17% (22% in 1999) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed apartment building properties.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(9)      Pension Plan and Postretirement Benefits Other Than Pensions
         ------------------------------------------------------------

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Pension costs charged to operations by the Company during the years ended December 31, 2000, 1999 and 1998 were $77, $127 and $235, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 2000 and 1999 was $1,090 and $1,040, respectively, and the net periodic postretirement benefit cost (NPPBC) for 2000, 1999 and 1998 was $132, $177 and $130, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2000 and 1999 follows:

                                                                        Pension Benefits          Postretirement Benefits
                                                                 ------------------------------  ---------------------------
                                                                       2000          1999            2000          1999
         ===================================================================================================================
         Change in benefit obligation:
         Benefit obligation at beginning of year                    $ 1,811,400   $ 2,185,000    $    239,800    $  270,100
         Service cost                                                    81,400        80,000          12,200        14,200
         Interest cost                                                  125,300       109,900          18,700        17,600
         Actuarial loss (gain)                                           34,800       (95,000)         16,100       (64,400)
         Plan settlement                                                      -      (396,100)            -             -
         Benefits paid                                                  (71,200)      (72,400)        (10,400)      (11,000)
         Acquired companies                                                 -             -                 -        13,300
         -------------------------------------------------------------------------------------------------------------------
         Benefit obligation at end of year                            1,981,700     1,811,400         276,400       239,800
         -------------------------------------------------------------------------------------------------------------------

         Change in plan assets:
         Fair value of plan assets at beginning of year               2,247,600     2,541,900          91,300        77,900
         Actual return on plan assets                                   140,900       161,800          12,200         3,500
         Employer contribution                                                -        12,400          26,300        20,900
         Plan curtailment in 2000/settlement in 1999                     19,800      (396,100)            -             -
         Benefits paid                                                  (71,200)      (72,400)        (10,400)      (11,000)
         -------------------------------------------------------------------------------------------------------------------
         Fair value of plan assets at end of year                     2,337,100     2,247,600         119,400        91,300
         -------------------------------------------------------------------------------------------------------------------

         Funded status                                                  355,400       436,200        (157,000)     (148,500)
         Unrecognized prior service cost                                 25,000        28,200             -             -
         Unrecognized net gains                                        (311,700)     (402,000)        (34,100)      (46,700)
         Unrecognized net (asset) obligation at transition               (6,400)       (7,700)          1,000         1,100
         -------------------------------------------------------------------------------------------------------------------
         Prepaid (accrued) benefit cost                            $      62,300 $      54,700     $ (190,100)   $ (194,100)
         ===================================================================================================================

         Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:


                                                                        Pension Benefits          Postretirement Benefits
                                                                   ----------------------------  ---------------------------
                                                                       2000          1999            2000          1999
         ===================================================================================================================

         Weighted average discount rate                                6.75%         7.00%           7.50%         7.80%
         Rate of increase in future compensation levels                5.00%         5.25%            -             -
         Assumed health care cost trend rate:
               Initial rate                                              -             -            15.00%        15.00%
               Ultimate rate                                             -             -             5.50%         5.50%
               Uniform declining period                                  -             -             5 Years       5 Years
         -------------------------------------------------------------------------------------------------------------------

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 2000, 1999 and 1998 follows:


                                                                          2000            1999            1998
         ===========================================================================================================

         Service cost (benefits earned during the period)             $   81,400      $   80,000      $   87,600
         Interest cost on projected benefit obligation                   125,300         109,900         123,400
         Expected return on plan assets                                 (184,500)       (160,300)       (159,000)
         Recognized gains                                                (11,800)         (9,100)         (3,800)
         Amortization of prior service cost                                3,200           3,200           3,200
         Amortization of unrecognized transition obligation (asset)       (1,300)         (1,400)          4,200
         -----------------------------------------------------------------------------------------------------------
                                                                      $   12,300      $   22,300      $   55,600
         ===========================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide and employees of WSC ended participation in the plan resulting in a curtailment gain of $67,100. During 1999, the Plan transferred assets to settle its obligation related to WSC employees, resulting in a gain of $32,900. The spin-off of liabilities and assets was completed in the year 2000, resulting in an adjustment to the curtailment gain of $19,800.

         Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:


                                                                          2000            1999            1998
         ===========================================================================================================
         Weighted average discount rate                                  7.00%           6.08%           6.00%
         Rate of increase in future compensation levels                  5.25%           4.33%           4.25%
         Expected long-term rate of return on plan assets                8.25%           7.33%           7.25%
         -----------------------------------------------------------------------------------------------------------

         The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2000, 1999 and 1998 were as follows:


                                                                          2000            1999            1998
         ===========================================================================================================
         Service cost (benefits attributed to employee service
            during the year)                                            $ 12,200        $ 14,200       $   9,800
         Interest cost on accumulated postretirement benefit
            obligation                                                    18,700          17,600          15,400
         Expected return on plan assets                                   (7,900)         (4,800)         (4,400)
         Amortization of unrecognized transition obligation of
            affiliates                                                       600             600             200
         Net amortization and deferral                                    (1,300)           (500)            600
         -----------------------------------------------------------------------------------------------------------
                                                                        $ 22,300        $ 27,100        $ 21,600
         ===========================================================================================================

         Actuarial assumptions used for the measurement of the accumulated postretirement benefit obligation (APBO) and the NPPBC for the postretirement benefit plan for 2000, 1999 and 1998 were as follows:


                                                                          2000            1999            1998
         ===========================================================================================================
         NPPBC:
           Discount rate                                             7.80%           6.65%           6.70%
           Long term rate of return on plan
               assets, net of tax in 1999 and 1998                   8.30%           7.15%           5.83%
           Assumed health care cost trend rate:
               Initial rate                                         15.00%          15.00%          12.00%
               Ultimate rate                                         5.50%           5.50%           6.00%
               Uniform declining period                            5 Years         5 Years        12 Years
         -----------------------------------------------------------------------------------------------------------

         Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2000 and on the NPPBC for the year ended December 31, 2000 was not calculated.

(10)     Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings
         ----------------------------------------------------------------------
         and Dividend Restrictions
         -------------------------

         Ohio, the Company's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         The statutory capital and surplus of the Company as reported to regulatory authorities as of December 31, 2000, 1999 and 1998 was $67,769, $63,275 and $70,135, respectively. The statutory net loss of the Company as reported to regulatory authorities for the years ended December 31, 2000, 1999 and 1998 was $(6,150), $(305) and $(3,371),
         respectively.

         The NAIC completed a project to codify statutory accounting principles (Codification), which is effective January 1, 2001 for NLAIC. The resulting change to the Company's January 1, 2001 surplus was an increase of approximately $3,674. The significant change for NLAIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2000, the maximum amount available for dividend payment from the Company to its shareholder without prior approval of the Department was $6,777.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     Transactions With Affiliates
         ----------------------------

         In December 2000, the Company received a capital contribution from NLIC in the amount of $25,000.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2000, 1999 and 1998, the Company made lease payments to NMIC and its subsidiaries of $441, $660 and $430, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2000, 1999 and 1998, the Company made payments to NMIC and Nationwide Services Company totaling $4,704, $5,150 and $2,933, respectively. In addition, the Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         Effective December 31, 1996, the Company entered into an intercompany reinsurance agreement with NLIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are ceded on a 100% coinsurance with funds withheld basis. On December 31, 1997, the agreement was amended to a modified coinsurance basis. Under modified coinsurance agreements, invested assets and liabilities for future policy benefits are retained by the ceding company and net investment earnings on the invested assets are paid to the assuming company. Under terms of the Company's agreement, the investment risk associated with changes in interest rates is borne by NLIC. Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company's retention of such risk. The agreement will remain inforce until all contract obligations are settled. Amounts ceded to NLIC in 2000 are included in NLIC's results of operations for 2000 and include premiums of $432,803 ($258,468 and $241,503 in 1999 and 1998, respectively), net investment income of $88,771 ($75,963 and $66,353 in 1999 and 1998, respectively) and benefits, claims and other expenses of $524,715 ($319,240 and $296,659 in 1999 and 1998, respectively). In consideration for the initial inforce business reinsured, NLIC paid the Company $26,473 in commission and expense allowances which were applied to the Company's deferred policy acquisition costs as of December 31, 1996. No significant gain or loss was recognized as a result of the agreement.

         During 1999, the Company entered into an intercompany reinsurance agreement with NLIC whereby a certain life insurance contract was ceded on a 100% coinsurance basis. Amounts ceded to NLIC include premiums of $87,696 in 1999 (none in 2000) and expenses of $185 and $3,150 during 2000 and 1999, respectively. Policy reserves ceded under this agreement totaled $96,892 and $91,667 as of December 31, 2000 and 1999,
         respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. The Company believes that the terms of the reinsurance agreements with affiliates are consistent in all material respects with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $56,332 and $706 as of December 31, 2000 and 1999, respectively, and are included in short-term investments on the accompanying balance sheets.

(12)     Contingencies
         -------------

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(13)     Segment Information
         -------------------

         The Company has redefined its business segments in order to align this disclosure with the way management currently views its core operations. This updated view better reflects the different economics of the Company's various businesses and also aligns well with the current market focus. As a result, the Company now reports two product segments: Individual Annuity and Life Insurance. All 1999 and 1998 amounts have been restated to reflect the new business segments.

         The Individual Annuity segment consists of both variable and fixed annuity contracts. Individual annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for a prescribed period. The Company's individual annuity products consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities.

         The Life Insurance segment consists of insurance products, including universal life insurance, corporate-owned life insurance and bank-owned life insurance products, which provide a death benefit and also allow the customer to build cash value on a tax-advantaged basis.

         In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the two product segments and unallocated expenses. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments in the Corporate segment.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 2000, 1999 and 1998.


                                               Individual         Life
                                                 Annuity        Insurance       Corporate         Total
         ====================================================================================================
         2000:
         Net investment income                  $     5,349     $    2,831      $    6,552      $   14,732
         Other operating revenue                     35,650         22,568               -          58,218
         ----------------------------------------------------------------------------------------------------
            Total operating revenue (1)              40,999         25,399           6,552          72,950
         ----------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                          8,078          3,019               -          11,097
         Amortization of deferred policy
            acquisition costs                         9,189            704               -           9,893
         Other benefits and expenses                 22,098         13,465               -          35,563
         ----------------------------------------------------------------------------------------------------
            Total expenses                           39,365         17,188               -          56,553
         ----------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                        1,634          8,211           6,552          16,397
         Realized gains on investments                 -               -               842             842
         ----------------------------------------------------------------------------------------------------
         Income before federal
            income tax                          $     1,634     $    8,211      $    7,394      $   17,239
         ====================================================================================================
         Assets as of year end                  $ 3,573,040     $  548,240      $   52,954      $4,174,234
         ----------------------------------------------------------------------------------------------------
         1999:
         Net investment income                  $     6,246     $    1,596      $    6,117      $   13,959
         Other operating revenue                     29,497         16,647               -          46,144
         ----------------------------------------------------------------------------------------------------
            Total operating revenue (1)              35,743         18,243           6,117          60,103
         ----------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                          6,561          1,987               -           8,548
         Amortization of deferred policy
            acquisition costs                         8,649          4,943               -          13,592
         Other benefits and expenses                 20,971          8,424               -          29,395
         ----------------------------------------------------------------------------------------------------
            Total expenses                           36,181         15,354               -          51,535
         ----------------------------------------------------------------------------------------------------
         Operating income (loss) before
            federal income tax                         (438)         2,889           6,117           8,568
         Realized gains on investments                    -              -           5,208           5,208
         ----------------------------------------------------------------------------------------------------
         Income (loss) before federal
            income tax                          $      (438)    $    2,889      $   11,325      $   13,776
         ====================================================================================================

         Assets as of year end                  $ 3,309,810     $  382,388      $   70,265      $3,762,463
         ----------------------------------------------------------------------------------------------------

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

                                               Individual         Life
                                                 Annuity        Insurance       Corporate         Total
         ====================================================================================================
         1998:
         Net investment income                 $    5,375        $       408     $   5,531       $      11,314
         Other operating revenue                   21,391              8,386             -              29,777
         ----------------------------------------------------------------------------------------------------
            Total operating revenue (1)            26,766              8,794         5,531              41,091
         ----------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                        4,660                221             -               4,881
         Amortization of deferred policy
            acquisition costs                       3,974                374             -               4,348
         Other benefits and expenses                6,529              4,009             -              10,538
         ----------------------------------------------------------------------------------------------------
            Total expenses                         15,163              4,604             -              19,767

         ----------------------------------------------------------------------------------------------------
         Operating income before federal
             income tax                            11,603              4,190         5,531              21,324
         Realized gains on investments                  -                  -           696                 696
         ----------------------------------------------------------------------------------------------------
         Income before federal
             income tax                        $   11,603        $     4,190     $   6,227       $      22,020
         ====================================================================================================
         Assets as of year end                 $2,664,869        $    92,482     $  82,087       $   2,839,438
         ----------------------------------------------------------------------------------------------------

          (1)  Excludes net realized gains and losses on investments

The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

PART C. OTHER INFORMATION

     Item 24. FINANCIAL STATEMENTS AND EXHIBITS

          (a) All financial statements are included in Parts A and B of the Registration Statement.

               (1)  Financial statements included in Prospectus. (Part A):
                    Condensed Financial Information. in Part B: Those financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A).

               Nationwide VA Separate Account-B:

                    Independent Auditors' Report. Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2000.

                    Statements of Operations for the year ended December 31, 2000.

                    Statements of Changes in Contract Owners' Equity for the years ended December 31, 2000 and 1999.

                    Notes to Financial Statements.

               Nationwide Life and Annuity Insurance Company:

                    Independent Auditors' Report.

                    Balance Sheets as of December 31, 2000 and 1999.

                    Statements of Income for the years ended December 31, 2000, 1999 and 1998.

                    Statements of Shareholder's Equity for the years ended December 31, 2000, 1999 and 1998.

                    Statements of Cash Flows for the years ended December 31, 2000, 1999 and 1998.

                    Notes to Financial Statements.

               (b) Exhibits

                    (1) Resolution of the Depositor's Board of * Directors authorizing the establishment of the Registrant.

                    (2)  Not Applicable                                        *

                    (3)  Underwriting or Distribution of contracts            **
                         between the Registrant and Principal Underwriter.

                    (4)  The form of the variable annuity contract             *

                    (5) Variable Annuity Application- Attached hereto.

                    (6)  Articles of Incorporation of Depositor -              *

                    (7)  Not Applicable

                    (8)  Not Applicable

                    (9)  Opinion of Counsel                                    *

                    (10) Not Applicable

                    (11) Not Applicable

                    (12) Not Applicable

                    (13) Performance Advertising Calculation Schedule.         *


*Filed previously in connection with this registration statement (SEC File No. 33-86408) on November 14, 1994, and hereby incorporated by reference.

**Filed previously with Post-Effective Amendment - 10 and hereby incorporated by reference (SEC File No. 33-86408).

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

            NAME AND PRINCIPAL                  POSITIONS AND OFFICES
             BUSINESS ADDRESS                      WITH DEPOSITOR
           --------------------                 ---------------------

           Lewis J. Alphin                             Director
           519 Bethel Church Road
           Mount Olive, NC 28365-6107

           A. I. Bell                                  Director
           4121 North River Road West
           Zanesville, OH 43701

           Yvonne M. Curl                              Director
           Avaya Inc.
           Room 3C322
           211 Mt. Airy Road
           Basking Ridge, NJ 07290

           Kenneth D. Davis                            Director
           7229 Woodmansee Road
           Leesburg, OH 45135

           Keith W. Eckel                              Director
           1647 Falls Road
           Clarks Summit, PA 18411

           Willard J. Engel                            Director
           301 East Marshall Street
           Marshall, MN 56258

           Fred C. Finney                              Director
           1558 West Moreland Road
           Wooster, OH 44691

           Joseph J. Gasper              President and Chief Operating Officer
           One Nationwide Plaza                      and Director
           Columbus, OH  43215

           W.G. Jurgensen                       Chief Executive Officer
           One Nationwide Plaza                      and Director
           Columbus, OH 43215

           David O. Miller                Chairman of the Board and Director
           115 Sprague Drive
           Hebron, OH 43025

           Ralph M. Paige                              Director
           Federation of Southern
           Cooperatives/Land Assistance Fund
           2769 Church Street

           East Point, GA  30344

           James F. Patterson                          Director
           8765 Mulberry Road
           Chesterland, OH  44026

           NAME AND PRINCIPAL                   POSITIONS AND OFFICES
            BUSINESS ADDRESS                       WITH DEPOSITOR
           ------------------                   ---------------------

           Arden L. Shisler                            Director
           1356 North Wenger Road
           Dalton, OH  44618

           Robert L. Stewart                           Director
           88740 Fairview Road
           Jewett, OH  43986

           Richard D. Headley                  Executive Vice President
           One Nationwide Plaza

           Columbus, OH 43215

           Michael S. Helfer                  Executive Vice President -
           One Nationwide Plaza                   Corporate Strategy
           Columbus, OH 43215

           Donna A. James.                    Executive Vice President -
           One Nationwide Plaza              Chief Administrative Officer
           Columbus, OH 43215

           Robert A. Oakley                   Executive Vice President -
           One Nationwide Plaza          Chief Financial Officer and Treasurer
           Columbus, OH 43215

           Robert J. Woodward, Jr.            Executive Vice President -
           One Nationwide Plaza                Chief Investment Officer
           Columbus, Ohio 43215

           John R. Cook, Jr.                    Senior Vice President -
           One Nationwide Plaza              Chief Communications Officer
           Columbus, OH 43215

           Thomas L. Crumrine                    Senior Vice President
           One Nationwide Plaza

           Columbus, OH 43215

           David A. Diamond                     Senior Vice President -
           One Nationwide Plaza                    Corporate Strategy
           Columbus, OH 43215

           Philip C. Gath                       Senior Vice President -
           One Nationwide Plaza            Chief Actuary -Nationwide Financial
           Columbus, OH  43215

           Patricia R. Hatler                    Senior Vice President,
           One Nationwide Plaza               General Counsel and Secretary
           Columbus, OH 43215

           David K. Hollingsworth              Senior Vice President -
           One Nationwide Plaza                 Business Development and
           Columbus, OH 43215                       Sponsor Relations

           David R. Jahn                        Senior Vice President -
           One Nationwide Plaza                    Project Management
           Columbus, OH 43215

           NAME AND PRINCIPAL                    POSITIONS AND OFFICES
            BUSINESS ADDRESS                         WITH DEPOSITOR
           ------------------                    ---------------------

           Richard A. Karas                   Senior Vice President - Sales -
           One Nationwide Plaza                     Financial Services
           Columbus, OH 43215

           Gregory S. Lashutka                   Senior Vice President -
           One Nationwide Plaza                     Corporate Relations
           Columbus, OH 43215

           Edwin P. McCausland, Jr.              Senior Vice President -
           One Nationwide Plaza                   Fixed Income Securities
           Columbus, OH 43215

           Mark D. Phelan                        Senior Vice President -
           One Nationwide Plaza                  Technology and Operations
           Columbus, OH 43215

           Douglas C. Robinette                   Senior Vice President -
           One Nationwide Plaza                           Claims
           Columbus, OH 43215

           Mark R. Thresher                      Senior Vice President -
           One Nationwide Plaza               Finance - Nationwide Financial
           Columbus, OH 43215

           Richard M. Waggoner                   Senior Vice President -
           One Nationwide Plaza                         Operations
           Columbus, OH 43215

           Susan A. Wolken                    Senior Vice President - Product
           One Nationwide Plaza                 Management and Nationwide
           Columbus, OH 43215                       Financial Marketing

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

* Subsidiaries for which separate financial statements are filed ** Subsidiaries included in the respective consolidated financial statements *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
**** Other subsidiaries


                       COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                      ORGANIZATION           SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)

       The 401(k) Companies, Inc.               Texas                                        Holding company

       The 401(k) Company                       Texas                                        Third-party administrator for 401(k)
                                                                                             plans

       401(k) Investment Advisors, Inc.         Texas                                        Investment advisor registered with the
                                                                                             SEC

       401(k) Investments Services, Inc.        Texas                                        NASD registered broker-dealer

       Affiliate Agency, Inc.                   Delaware                                     Insurance agency marketing life
                                                                                             insurance and annuity products through
                                                                                             financial institutions

       Affiliate Agency of Ohio, Inc.           Ohio                                         Insurance agency marketing life
                                                                                             insurance and annuity products through
                                                                                             financial institutions

       AGMC Reinsurance, Ltd.                   Turks and Caico Islands                      Reinsurance company

       AID Finance Services, Inc.               Iowa                                         Holding company

       Allied Document Solutions, Inc.          Iowa                                         General printing services

       ALLIED General Agency Company            Iowa                                         Managing general agent and surplus
                                                                                             lines broker for property and casualty
                                                                                             insurance products

       ALLIED Group, Inc.                       Iowa                                         Property and casualty holding company

       ALLIED Group Insurance Marketing         Iowa                                         Direct marketer for property and
       Company                                                                               casualty insurance products

       ALLIED Property and Casualty Insurance   Iowa                                         Underwrites general property and
       Company                                                                               casualty insurance

       Allnations, Inc.                         Ohio                                         Promotes international cooperative
                                                                                             insurance organizations

       AMCO Insurance Company                   Iowa                                         Underwrites general property and
                                                                                             casualty insurance

       American Marine Underwriters, Inc.       Florida                                      Underwriting manager for ocean cargo
                                                                                             and bulk insurance

       Asset Management Holdings, P/C           United Kingdom                               Holding company

       Auto Direkt Insurance Company            Germany                                      Insurance company

       Cal-Ag Insurance services, Inc.          California                                   Captive insurance brokerage firm

       CalFarm Insurance Agency                 California                                   Former marketing company for
                                                                                             traditional agent producers of CalFarm
                                                                                             Insurance Company

       CalFarm Insurance Company                California                                   Multi-line insurance company


                       COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                      ORGANIZATION           SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)
       Caliber Funding                          Delaware                                     A limited purpose corporation

       Colonial County Mutual Insurance         Texas                                        Insurance company
       Company

       Columbus Insurance Brokerage and         Germany                                      General service insurance broker
       Service GmbH

       Cooperative Service Company              Nebraska                                     Insurance agency that sells and
                                                                                             services commercial insurance

       Damian Securities Limited                England/Wales                                Investment holding company

       Depositors Insurance Company             Iowa                                         Underwrites property and casualty
                                                                                             insurance

       Discover Insurance Agency of Texas, LLC  Texas                                        Insurance agency

       Discover Insurance Agency, LLC           Texas                                        Insurance agency

       eNationwide, LLC                         Ohio                                         Limited liability company that
                                                                                             provides administrative services to
                                                                                             Nationwide's direct operations

       Excaliber Funding Corporation            Delaware                                     Limited purpose corporation

       F&B, Inc.                                Iowa                                         Insurance agency

       Farmland Mutual Insurance Company        Iowa                                         Mutual insurance company

       Fenplace Limited                         England/Wales                                Inactive

       Fenplace Two Ltd.                        England/Wales                                Previously provided investment
                                                                                             management and advisory services to
                                                                                             business, institutional and private
                                                                                             investors; transferred investment
                                                                                             management activity to Gartmore
                                                                                             Investment Limited

       Financial Horizons Distributors Agency   Alabama                                      Insurance agency marketing life
       of Alabama, Inc.                                                                      insurance and annuity products through
                                                                                             financial institutions

       Financial Horizons Distributors Agency   Ohio                                         Insurance marketing life insurance and
       of Ohio, Inc.                                                                         annuity products through financial
                                                                                             institutions

       Financial Horizons Distributors Agency   Oklahoma                                     Insurance marketing life insurance and
       of Oklahoma, Inc.                                                                     annuity products through financial
                                                                                             institutions

       Financial Horizons Distributors Agency   Texas                                        Insurance marketing life insurance and
       of Texas, Inc.                                                                        annuity products through financial
                                                                                             institutions

       *Financial Horizons Investment Trust     Massachusetts                                Diversified, open-end investment
                                                                                             company

       Financial Horizons Securities            Oklahoma                                     Limited broker-dealer doing business
       Corporation                                                                           solely in the financial institution
                                                                                             market

       Gartmore 1990 Ltd.                       England/Wales                                A general partner in a limited
                                                                                             partnership formed to invest in
                                                                                             unlisted securities

       Gartmore 1990 Trustee Ltd.               England/Wales                                Inactive


                       COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                      ORGANIZATION           SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)
       Gartmore Capital Management Ltd.         England/Wales                                Investment management and advisory
                                                                                             services to business, institutional
                                                                                             and private investors; transferred
                                                                                             investment management activity to
                                                                                             Gartmore Investment Limited

       Gartmore Europe Ltd.                     England/Wales                                Investment holding company

       Gartmore Fund Managers International     Jersey, Channel Islands                      Investment administration and support
       Limited

       Gartmore Fund Managers Ltd.              England/Wales                                Authorized unit trust management

       Gartmore Indosuez UK Recovery Fund       England/Wales                                General partner in two limited
                                                                                             partnerships formed to invest in
                                                                                             unlisted securities

       Gartmore Investment Ltd.                 England/Wales                                Investment management and advisory
                                                                                             services to pension funds, unit trusts
                                                                                             and other collective investment
                                                                                             schemes, investment trusts and
                                                                                             portfolios for corporate and other
                                                                                             institutional clients

       Gartmore Investment Management           Jersey, Channel Islands                      Investment management services
       (Channel Islands) Limited

       Gartmore Investment Management plc       England/Wales                                Investment holding company

       Gartmore Investment Services GmbH        Germany                                      Marketing support

       Gartmore Investment Services Ltd.        England/Wales                                Investment holding company

       Gartmore Japan Limited                   Japan                                        Investment management

       Gartmore Nominees Ltd.                   England/Wales                                Inactive

       Gartmore Nominees (Jersey) Ltd.          Jersey, Channel Islands                      Inactive

       Gartmore Pension Fund Trustees, Ltd.     England/Wales                                Trustee of Gartmore Pension Scheme

       Gartmore Scotland Ltd.                   Scotland                                     Inactive

       Gartmore Securities Ltd.                 England/Wales                                Investment holding company; joint
                                                                                             partner in Gartmore Global Partners

       Gartmore U.S. Ltd.                       England/Wales                                Joint partner in Gartmore Global
                                                                                             Partners

       GIL Nominees Ltd.                        England/Wales                                Inactive

       GatesMcDonald Health Plus Inc.           Ohio                                         Managed care organization

       Gates, McDonald & Company                Ohio                                         Services employers for managing
                                                                                             workers' and unemployment compensation
                                                                                             matters

       Gates, McDonald & Company of Nevada      Nevada                                       Self-insurance administration, claims
                                                                                             examinations and data processing
                                                                                             services



                       COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                      ORGANIZATION           SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)

       Gates, McDonald & Company of New York,   New York                                     Workers' compensation/self-insured
       Inc.                                                                                  claims administration services to
                                                                                             employers with exposure in New York

       Insurance Intermediaries, Inc.           Ohio                                         Insurance agency providing commercial
                                                                                             property and casualty brokerage
                                                                                             services

       Landmark Financial Services of New       New York                                     Insurance agency marketing life
       York, Inc.                                                                            insurance and annuity products through
                                                                                             financial institutions

       Leben Direkt Insurance Company           Germany                                      Life insurance through direct mail

       Lone Star General Agency, Inc.           Texas                                        General agent to market non-standard
                                                                                             automobile and motorcycle insurance
                                                                                             for Colonial Mutual Insurance Company

       MedProSolutions, Inc.                    Massachusetts                                Provides third-party administration
                                                                                             services for workers compensation,
                                                                                             automobile injury and disability claims

       Morley & Associates, Inc.                Oregon                                       Insurance brokerage

       Morley Capital Management, Inc.          Oregon                                       Investment adviser and stable value
                                                                                             money management

       Morley Financial Services, Inc.          Oregon                                       Holding company

       Morley Research Associates, Ltd.         Delaware                                     Credit research consulting

       **MRM Investments, Inc.                  Ohio                                         Owns and operates a recreational ski
                                                                                             facility

       **National Casualty Company              Wisconsin                                    Insurance company

       National Casualty Company of America,    England                                      Insurance company
       Ltd.

       National Deferred Compensation, Inc.     Ohio                                         Administers deferred compensation
                                                                                             plans for public employees

       **National Premium and Benefit           Delaware                                     Provides third-party administration
       Administration Company                                                                services

       Nationwide Advisory Services, Inc.       Ohio                                         Registered broker-dealer providing
                                                                                             investment management and
                                                                                             administrative services

       Nationwide Affinity Insurance Company    Kansas                                       Insurance company
       of America

       **Nationwide Agency, Inc.                Ohio                                         Insurance agency

       Nationwide Agribusiness Insurance        Iowa                                         Provides property and casualty
       Company                                                                               insurance primarily to agricultural
                                                                                             business

       Nationwide Arena, LLC                    Ohio                                         Limited liability company related to
                                                                                             arena development


                       COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                      ORGANIZATION           SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)

       *Nationwide Asset Allocation Trust       Ohio                                         Diversified open-end investment company

       Nationwide Asset Management Holdings,    United Kingdom                               Holding company
       Ltd.

       Nationwide Assurance Company             Wisconsin                                    Underwrites non-standard automobile
                                                                                             and motorcycle insurance

       Nationwide Cash Management Company       Ohio                                         Investment securities agent

       Nationwide Corporation                   Ohio                                         Holding company for entities
                                                                                             affiliated with Nationwide Mutual
                                                                                             Insurance Company

       Nationwide Exclusive Distribution        Ohio                                         A limited liability company providing
       Company, LLC                                                                          agency support services to Nationwide
                                                                                             exclusive agents

       Nationwide Financial Assignment Company  Ohio                                         Assignment company to administer
                                                                                             structured settlement business

       Nationwide Financial Institution         Delaware                                     Insurance agency
       Distributors Agency, Inc.

       Nationwide Financial Institution         New Mexico                                   Insurance agency
       Distributors Agency, Inc. of New Mexico

       Nationwide Financial Institution         Massachusetts                                Insurance agency
       Distributors Agency, Inc. of
       Massachusetts

       Nationwide Financial Services            Bermuda                                      Long-term insurer which issued
       (Bermuda) Ltd.                                                                        variable annuity and variable life
                                                                                             products to persons outside the U.S.
                                                                                             and Bermuda

       Nationwide Financial Services Capital    Delaware                                     Trust which issues and sells
       Trust                                                                                 securities and uses proceeds to
                                                                                             acquire debentures

       Nationwide Financial Services Capital    Delaware                                     Trust which issues and sells
       Trust II                                                                              securities and uses proceeds to
                                                                                             acquire debentures

       Nationwide Financial Services, Inc.      Delaware                                     Holding company for entities
                                                                                             associated with Nationwide Mutual
                                                                                             Insurance Company

       Nationwide Foundation                    Ohio                                         Not-for profit corporation

       Nationwide General Insurance Company     Ohio                                         Primarily provides automobile and fire
                                                                                             insurance to select customers

       Nationwide Global Finance, LLC           Ohio                                         Acts as a support company for
                                                                                             Nationwide Global Holdings, Inc. and

                                                                                             its international capitalization
                                                                                             efforts

       Nationwide Global Funds                  Luxembourg                                   Exempted company with limited
                                                                                             liability for purpose of issuing
                                                                                             investment shares to segregated asset
                                                                                             accounts of Nationwide Financial
                                                                                             Services (Bermuda) Ltd. and to
                                                                                             non-U.S. resident investors


                       COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                      ORGANIZATION           SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)

       Nationwide Global Holdings, Inc.         Ohio                                         Holding company for Nationwide
                                                                                             Insurance Enterprise international
                                                                                             operations

       Nationwide Global Holdings, Inc.-NGH     Grand Duchy of                               Analyzes European market of life
       Luxembourg Branch                        Luxembourg                                   insurance

       Nationwide Global Japan, Inc.            Delaware                                     Holding company

       Nationwide Global Limited                Hong Kong                                    Primarily a holding company for
                                                                                             Nationwide Global Holdings, Inc. Asian
                                                                                             operations

       Nationwide Global Holdings-NGH Brasil    Brazil                                       Holding company
       Participacoes LTDA

       Nationwide Health Plans, Inc.            Ohio                                         Health insuring organization

       Nationwide Home Mortgage Company         Iowa                                         Mortgage lendor

       Nationwide Holdings, SA                  Brazil                                       Participates in other companies
                                                                                             related to international operations

       *Nationwide Indemnity Company            Ohio                                         Reinsurance company assuming business
                                                                                             from Nationwide Mutual Insurance

                                                                                             Company and other insurers within the
                                                                                             Nationwide Insurance Enterprise

       Nationwide Insurance Company of America  Wisconsin                                    Independent agency personal lines
                                                                                             underwriter of property and casualty
                                                                                             insurance

       Nationwide Insurance Company of Florida  Ohio                                         Transacts general insurance business
                                                                                             except life insurance

       Nationwide International Underwriters    California                                   Special risks, excess and surplus
                                                                                             lines underwriting manager

       Nationwide Investing Foundation          Michigan                                     Provides investors with continuous
                                                                                             source of investment under management
                                                                                             of trustees

       *Nationwide Investing Foundation II      Massachusetts                                Diversified, open-end investment
                                                                                             company

       Nationwide Investment Services           Oklahoma                                     Registered broker-dealer
       Corporation

       Nationwide Investors Services, Inc.      Ohio                                         Stock transfer agent

       **Nationwide Life and Annuity            Ohio                                         Life insurance company
       Insurance Company

       **Nationwide Life Insurance Company      Ohio                                         Life insurance company

       Nationwide Lloyds                        Texas                                        Commercial property insurance in Texas

       Nationwide Management Systems, Inc.      Ohio                                         Preferred provider organization,
                                                                                             products and related services

       Nationwide Mutual Fire Insurance         Ohio                                         Mutual insurance company
       Company


                       COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                      ORGANIZATION           SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)

       *Nationwide Mutual Funds                 Ohio                                         Diversified, open-end investment
                                                                                             company

       Nationwide Mutual Insurance Company      Ohio                                         Mutual insurance company

       Nationwide Properties, Ltd.              Ohio                                         Develop, own and operate real estate
                                                                                             and real estate investments

       Nationwide Property and Casualty         Ohio                                         Insurance company
       Insurance Company

       Nationwide Realty Investors, Inc.        Ohio                                         Develop, own and operate real estate
                                                                                             and real estate investments

       Nationwide Retirement Plan Services,     Ohio                                         Insurance agency
       Inc.

       Nationwide Retirement Solutions, Inc.    Delaware                                     Market and administer deferred
                                                                                             compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Alabama                                      Market and administer deferred
       of Alabama                                                                            compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Arizona                                      Market and administer deferred
       of Arizona                                                                            compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Arkansas                                     Market and administer deferred
       of Arkansas                                                                           compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Montana                                      Market and administer deferred
       of Montana                                                                            compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Nevada                                       Market and administer deferred
       of Nevada                                                                             compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    New Mexico                                   Market and administer deferred
       of New Mexico                                                                         compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Ohio                                         Market variable annuity contracts to
       of Ohio                                                                               members of the National Education
                                                                                             Association in the state of Ohio

       Nationwide Retirement Solutions, Inc.    Oklahoma                                     Market variable annuity contracts to
       of Oklahoma                                                                           members of the National Education
                                                                                             Association in the state of Oklahoma

       Nationwide Retirement Solutions, Inc.    South Dakota                                 Market and administer deferred
       of South Dakota                                                                       compensation plans for public employees

       Nationwide Retirement Solutions, Inc.    Texas                                        Market and administer deferred
       of Texas                                                                              compensation plans for public employees


                       COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                      ORGANIZATION           SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)

       Nationwide Retirement Solutions, Inc.    Wyoming                                      Market variable annuity contracts to
       of Wyoming                                                                            members of the National Education
                                                                                             Association in the state of Wyoming

       Nationwide Retirement Solutions          Massachusetts                                Market and administer deferred
       Insurance Agency Inc.                                                                 compensation plans for public employees

       Nationwide Seguradora S.A.               Brazil                                       Engage in elementary, health and life
                                                                                             insurance; private open pension and
                                                                                             wealth concession plans

       *Nationwide Separate Account Trust       Massachusetts                                Diversified, open-end investment
                                                                                             company

       Nationwide Services Company, LLC.        Ohio                                         Single member limited liability
                                                                                             company performing shared services
                                                                                             functions for the Nationwide Insurance
                                                                                             Enterprise

       Nationwide Towarzstwo Ubezieczen na      Poland                                       Life insurance and pension products in
       Zycie SA                                                                              Poland

       Nationwide Trust Company, FSB            United States                                Federal savings bank chartered by the
                                                                                             Office of Thrift Supervision in U.S.
                                                                                             Department of Treasury to exercise
                                                                                             custody and fiduciary powers

       Nationwide UK Asset Management           United Kingdom                               Holding company
       Holdings, Ltd.

       Nationwide UK Holding Company, Ltd.      United Kingdom                               Holding company

       Neckura Holding Company                  Germany                                      Administrative services for Neckura
                                                                                             Insurance Group

       Neckura Insurance Company                Germany                                      Insurance company

       Neckura Life Insurance Company           Germany                                      Life and health insurance company

       Nevada Independent                       Nevada                                       Workers' compensation administrative
       Companies-Construction                                                                services to Nevada employers in the
                                                                                             construction industry

       Nevada Independent Companies-Health      Nevada                                       Workers' compensation administrative
       and Nonprofit                                                                         services to Nevada employers in health
                                                                                             and nonprofit industries

       Nevada Independent Companies-            Nevada                                       Workers' compensation administrative
       Hospitality and Entertainment                                                         services to Nevada employers in the
                                                                                             hospitality and entertainment
                                                                                             industries

       Nevada Independent Companies-            Nevada                                       Workers' compensation administrative
       Manufacturing, Transportation and                                                     services to Nevada employers in the
       Distribution                                                                          manufacturing, transportation and
                                                                                             distribution industries


                       COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                      ORGANIZATION           SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)
       NFS Distributors, Inc.                   Delaware                                     Holding company for Nationwide
                                                                                             Financial Services, Inc. distribution
                                                                                             companies

       NGH Luxembourg, S.A                      Luxembourg                                   Acts primarily as holding company for
                                                                                             Nationwide Global Holdings, Inc.
                                                                                             European operations

       NGH Netherlands, B.V.                    The Netherlands                              Holding company for other overseas
                                                                                             companies

       NGH UK, Ltd.                             United Kingdom                               Assists Nationwide Global Holdings,
                                                                                             Inc. with European operations and
                                                                                             marketing

       Northpointe Capital LLC                  Delaware                                     Limited liability company for
                                                                                             investments

       PanEuroLife                              Luxembourg                                   Life insurance company providing
                                                                                             individual life insurance primarily in
                                                                                             the UK, Belgium and France

       Pension Associates, Inc.                 Wisconsin                                    Pension plan administration and record
                                                                                             keeping services

       Portland Investment Services, Inc.       Oregon                                       NASD registered broker-dealer

       Premier Agency, Inc.                     Iowa                                         Insurance agency

       Riverview Agency, Inc.                   Texas                                        Has a pending application to become a
                                                                                             licensed insurance agency with the
                                                                                             Texas Department of Insurance

       Scottsdale Indemnity Company             Ohio                                         Insurance company

       Scottsdale Insurance Company             Ohio                                         Insurance company

       Scottsdale Surplus Lines Insurance       Arizona                                      Provides excess and surplus lines
       Company                                                                               insurance coverage on a non-admitted
                                                                                             basis

       Siam-Ar-Na-Khet Company Limited          Thailand                                     Holding company

       Sun Direct                               Germany                                      Writes direct auto insurance
       Versicherungs-Atiengesclischaft

       SVM Sales GmbH, Neckura Insurance Group  Germany                                      Recruits and supervises external sales
                                                                                             partners who obtain new business for
                                                                                             the Neckura Group as well as to offer
                                                                                             financial services

       Thai Prasit Nationwide Company Limited   Thailand                                     Holding company

       Union Bond & Trust Company               Oregon                                       Oregon state bank with trust powers

       Vertboise, SA                            Luxembourg                                   Real property holding company

       Vicpic Ltd.                              England/Wales                                Inactive


                       COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                      ORGANIZATION           SECURITIES
                                                                            (SEE ATTACHED
                                                                               CHART)
                                                                               UNLESS
                                                                              OTHERWISE
                                                                              INDICATED

       Villanova Capital, Inc.                  Delaware                                     Holding company

       Villanova Distribution Services, Inc.    Iowa                                         Broker-dealer

       Villanova Global Asset Management Trust  Delaware                                     Holding company for Gartmore Group and
                                                                                             a registered investment advisor

       Villanova Mutual Fund Capital Trust      Delaware                                     Trust designed to act as a registered
                                                                                             investment advisor

       Villanova SA Capital Trust               Delaware                                     Trust designed to act as a registered
                                                                                             investment advisor

       Villanova Securities, LLC                Delaware                                     Provides brokerage services for block
                                                                                             mutual fund trading for both
                                                                                             affiliated and non-affiliated
                                                                                             investment advisors and performs block
                                                                                             mutual fund trading directly with fund
                                                                                             companies

       Western Heritage Insurance Company       Arizona                                      Underwrites excess and surplus lines
                                                                                             of property and casualty insurance


                        COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                      ORGANIZATION          (SEE ATTACHED CHART)
                                                                          UNLESS OTHERWISE INDICATED

     *   MFS Variable Account                             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide Multi-Flex Variable Account           Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide VA Separate Account-A                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                         Annuity Separate Account

     *   Nationwide VA Separate Account-B                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                         Annuity Separate Account

     *   Nationwide VA Separate Account-C                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                         Annuity Separate Account

     *   Nationwide VA Separate Account-D                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                         Annuity Separate Account

     *   Nationwide Variable Account                      Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide Variable Account-II                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide Variable Account-3                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide Variable Account-4                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide Variable Account-5                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide Variable Account-6                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide Fidelity Advisor Variable             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
         Account                                                         Account

     *   Nationwide Variable Account-8                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide Variable Account-9                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide Variable Account-10                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                         Account

         Nationwide Variable Account-11                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                         Account

     *   Nationwide VL Separate Account-A                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                         Annuity Separate Account    Policies

         Nationwide VL Separate Account-B                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                         Annuity Separate Account    Policies

     *   Nationwide VL Separate Account-C                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                         Annuity Separate Account    Policies

     *   Nationwide VL Separate                           Ohio           Nationwide Life and         Issuer of Life Insurance
         Account -D                                                      Annuity Separate Account    Policies


                        COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                      ORGANIZATION          (SEE ATTACHED CHART)
                                                                          UNLESS OTHERWISE INDICATED
     *   Nationwide VLI Separate Account                  Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                         Account                     Policies

     *   Nationwide VLI Separate Account-2                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                         Account                     Policies

     *   Nationwide VLI Separate Account-3                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                         Account                     Policies

     *   Nationwide VLI Separate Account-4                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                         Account                     Policies

     *   Nationwide VLI Separate Account-5                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                         Account                     Policies

                                                                                                                         (left side)








           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|   NATIONWIDE AFFINITY   |           |         ALLIED          |       |                          |
|   INSURANCE COMPANY     |           |       GROUP, INC.       |       |                          |
|       OF AMERICA        |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 500,000    |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|100%       $23,843,431   |   |       |100%       $1,243,344,521|   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |           AMCO          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    INSURANCE COMPANY    |   |   |     INSURANCE COMPANY    |
|                         |   |       |          (AMCO)         |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 300,000    |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |AGI-100%     $147,425,540|   |   |AGI-100%      $22,251,842 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                    |                |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |       |           ALLIED        |   |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       |      GENERAL AGENCY     |   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          COMPANY        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |Common Stock: 5,000      |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AGI-100%      $19,545,634|           |AMCO-100%     $135,342   |   |   |AGI-100%      $47,018,643 |
---------------------------           ---------------------------   |   ----------------------------
            |                                                       |
---------------------------           ---------------------------   |   ----------------------------
|        ALLIED           |           |         ALLIED          |   |   |        NATIONWIDE        |
|   GROUP INSURANCE       |           |    DOCUMENT SOLUTIONS,  |   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |           |           INC.          |   |   |      COMPANY (NHMC)      |
|                         |           |Common Stock: 10,000     |   |   |                          |
|Common Stock: 20,000     |           |------------  Shares     |   |   |Common Stock: 54,348      |
|------------  Shares     |           |                         |---|---|------------   Shares     |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|              Cost       |           |              Cost       |   |   |                          |
|              ----       |           |              ----       |   |   |                          |
| Aid                     |           |AGI-100%      $610,000   |   |   |AGI-88.9%                 |
| Finance-100% $16,059,469|           ---------------------------   |   ----------------------------
--------------------------                                          |                 |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |           AGMC           |
                                      |          AGENCY,        |   |   |      REINSURANCE, LTD.   |
                                      |            INC.         |   |   |                          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 11,000      |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|   |                          |
                                      |              Cost       |       |              Cost        |
                                      |              ----       |       |              ----        |
                                      |AGI-100%      $100,000   |       |NHMC-100%     $11,000     |
                                      ---------------------------       ----------------------------

                                                                        ----------------------------
                                                                        |          WESTERN         |
                                                                        |    HERITAGE INSURANCE    |
                                                                        |          COMPANY         |
                                                                        |                          |
                                                                        |Common Stock: 4,776,076   |--------------------------------
                                                                        |------------- Shares      |
                                                                        |                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |SIC-100%      $57,000,000 |
                                                                        ----------------------------


                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  --------------------|---------------------                                              ------------------|-----------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |------------------------------------------
     ||                                          |
     ||  --------------------------------        |   --------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |
     ||  |Guaranty Fund                 |        |   |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |
         |Certificate                   |   |    |---|------------     Shares       |
         |-----------                   |   |    |   |                              |
         |                 Cost         |   |    |   |                 Cost         |
         |                 ----         |   |    |   |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |
         --------------------------------   |    |   --------------------------------
                                            |    |
         --------------------------------   |    |   --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |
         |                              |   |    |   |         AND CASUALTY         |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |
         |------------                  |   |    |   |Common Stock:    60,000       |
         |                              |---|    |---|------------     Shares       |
         |                 Cost         |   |    |   |                              |
         |                 ----         |   |    |   |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |
         --------------------------------   |    |   --------------------------------
                                            |    |
         --------------------------------   |    |   --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |
         |           COMPANY            |   |    |   |            COMPANY           |
         |Common Stock:    600 Shares   |   |    |   |                              |
         |------------                  |----    |---|Common Stock:    1,750        |
         |                              |        |   |------------     Shares       |
         |                 Cost         |            |                              |
         |                 ----         |        |   |                 Cost         |
         |Farmland                      |        |   |                 ----         |
         |Mutual-100%      $5,336,063   |        |   |Casualty-100%    $41,750,000  |
         --------------------------------        |   --------------------------------
                                                 |
         --------------------------------        |   --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |
         |             (SIC)            |        |   |                              |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |
     |---|------------     Shares       |--------|---|------------     Shares       |
     |   |                              |        |   |                              |
     |   |                              |        |   |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital:                |
     |   |                              |        |   |-------------                 |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |
     |   --------------------------------        |   -------------------------------
     |                                           |
     |   --------------------------------        |   --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |
     |---|------------     Shares       |        |---|  -------------               |
     |   |                              |        |   |                              |
     |   |                 Cost         |        |   |                 Cost         |
     |   |                 ----         |        |   |                 ----         |
     |   |SIC-100%         $6,000,000   |        |   |Casualty-100%    $67,442,439  |
     |   |                              |        |   |                              |
     |   --------------------------------        |   ----------------|---------------
     |                                           |                   |
     |   --------------------------------        |   ----------------|---------------
     |   |      NATIONAL PREMIUM &      |        |   |     NCC OF AMERICAN, LTD.    |
     |   |    BENEFIT ADMINISTRATION    |        |   |           (INACTIVE)         |
     |   |           COMPANY            |        |   |                              |
     |   |Common Stock:    10,000       |        |   |                              |
  ---|---|------------     Shares       |        |   |                              |
         |                              |        |   |                              |
         |                 Cost         |        |   |                              |
         |                 ----         |        |   |                              |
         |SIC-100%         $10,000      |        |   |NC-100%                       |
         --------------------------------        |   --------------------------------
                                                 |
         --------------------------------        |
         |             RP&C             |        |
         |         INTERNATIONAL        |        |
         |                              |        |
         |Common Stock:    1,050        |        |
         |------------     Shares       |---------
         |                              |
         |                 Cost         |
         |                 ----         |
         |Casualty-21.9%  $2,400,740    |
         |                              |
         --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------

---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
--|------------------------------------------|-------------------------------------------|--------------------|      |
  |                                          |                                           |                    |      |
  |                                          |                                           |                    |      |
  |     --------------------------------     |    --------------------------------       |     ---------------|------|--------------
  |     |         SCOTTSDALE           |     |    |       NATIONWIDE CASH        |       |     |          NATIONWIDE               |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |          CORPORATION              |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |                              |       |     |Common Stock:    Control:          |
  |     |Common Stock:    50,000       |     |    |Common Stock:    100 Shares   |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |13,642,432       100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |Casualty 12,992,922 $1,320,978,093 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510    116,847,783 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |          NATIONWIDE          |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |           ARENA LLC          |       |     |Common Stock:    12,186 Shares     |
  |     |                              |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |....|                              |       |-----|                 ----              |
  |     |------------     Shares       |     |    |                              |       |     |Casualty-16.1%   $92,575           |
  |     |                              |     |    |                              |       |     |Fire-16.1%       $92,717           |
  |     |                 Cost         |     |    |                              |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-90%                  |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |          NATIONWIDE          |       |     |     NATIONWIDE INTERNATIONAL      |
  |     |     GENERAL AGENCY, INC.     |     |    |    EXCLUSIVE DISTRIBUTION    |       |     |           UNDERWRITERS            |
  |     |                              |     |    |     COMPANY, LLC (NEDCO)     |       |     |                                   |
  ------|Common Stock:    1,000        |     |....|                              |       |-----|Common Stock:    1,000             |
  |     |------------     Shares       |     |    |    Single Member Limited     |       |     |-------------    Shares            |
  |     |                              |     |    |       Liability Company      |       |     |                                   |
  |     |                 Cost         |     |    |                              |       |     |                 Cost              |
  |     |                 ----         |     |    |Casualty-100%                 |       |     |                 ----              |
  |     |Casualty-100%    $5,000,000   |     |    |                              |       |     |Casualty-100%    $10,000           |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |                   ||                     |                   |                       |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |          INSURANCE           |       |     |         CALFARM INSURANCE         |
  |     |        MUTUAL INSURANCE      |     |    |     INTERMEDIARIES, INC.     |       |     |              COMPANY              |
  |     |             COMPANY          |     |    |                              |       |     |                                   |
  |     |                              |     |    |Common Stock:   1,615 Shares  |       |     |Common Stock:   52,000             |
  |     |                              |     |    |-------------                 |       |-----|--------------   Shares            |
  |     |                              |     |    |                 Cost         |             |                                   |
  |     |Surplus Debentures:           |     |    |                 ----         |             |                 Cost              |
  |     |-------------------           |     |    |NEDCO-100%       $1,615,000   |             |                 ----              |
  |     |                 Cost         |     |    --------------------------------             |Casualty-100%    $106,164,995      |
  |     |                 ----         |     |                                                 |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------             ------------------|------------------
  |     |Lone Star         150,000     |     |    |       eNATIONWIDE, LLC       |                               |
  |     --------------------------------     |    |            (eNat)            |             ------------------|------------------
  |                                          |    |                              |             |       CALFARM INSURANCE           |
  |     --------------------------------     |    |                              |             |             AGENCY                |
  |     |      NATIONWIDE SERVICES     |     |....|     Single Member Limited    |             |                                   |
  |     |         COMPANY, LLC         |          |        Liability Company     |             |                                   |
  |     |                              |          |                              |             |                                   |
  |     |Single Member Limited         |     |----|                              |             |Common Stock:    1,000 shares      |
  |.....|Liability Company             |     |    |                              |             |-------------                      |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |Casualty-100%                 |             |                                   |
  |     |Casualty-100%                 |     |    |                              |             |                                   |
  |     |                              |     |    --------------------------------             |CalFarm Insurance                  |
  |     --------------------------------     |                                                 |Company - 100%                     |
  |                                          |    --------------------------------             ------------------|------------------
  |                                          |    |      DISCOVER INSURANCE      |                               |
  |     --------------------------------     |    |         COMPANY, LLC         |             ------------------|------------------
  |     |       AMERICAN MARINE        |     |    |                              |             |        CAL-AG INSURANCE           |
  |     |      UNDERWRITERS, INC.      |     |    |                              |             |            SERVICES               |
  |     |                              |     |    |   Single Member Limited      |             |                                   |
  |     |Common Stock:   20 Shares     |     |....|     Liability Company        |             |Common Stock:      100 Shares      |
  |-----|------------                  |     |    |                              |             |------------                       |
  |     |                 Cost         |     |    |                              |             |                                   |
  |     |                 ----         |     |    |eNat-100%                     |             |CalFarm Insurance                  |
  |     |Casualty-100%    $5,020       |     |    |                              |             |Agency-100%                        |
  |     |                              |     |    --------------------------------             -------------------------------------
  |     --------------------------------     |
  |                                          |    --------------------------------
  |     ---------------------------------    |    |   DISCOVER INSURANCE AGENCY  |
  |     |     NATIONWIDE INSURANCE      |    |    |         OF TEXAS, LLC        |
  |     |      COMPANY OF FLORIDA       |    |    |                              |
  |     |                               |    |    |      Single Member Limited   |
  |     |                               |    |....|        Liability Company     |
  |     |Common Stock:    10,000 Shares |         |                              |
  |-----|-------------                  |         |                              |
        |                 Cost          |         |                              |
        |                 ----          |         |                              |
        |Casualty-100%    $300,000,000  |         --------------------------------
        |                               |
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            September 30, 2001

                                                                                                                       (Left Side)

              |----------------------------------|-----------------------------------|----------------------------------------------
              |                                  |                                   |
--------------|--------------      --------------|--------------      ---------------|-------------   -----------------------------
| NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |   |   NFS DISTRIBUTORS, INC.  |
|     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |   |           (NFSDI)         |
|                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |   |                           |
| Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |   |                           |
| ------------  Shares      |      | ---------------           |      |               Cost        |   |                           |
|                           |      |                           |      |               ----        |   |                           |
| NFS-100%                  |      | NFS-100%                  |      | NFS-100%      $3,000,000  |   | NFS-100%                  |
---|-------------------------      -----------------------------      -----------------------------   --------------|--------------
   |
   |                                                                       |----------------------------------------|---------------
   |  -----------------------------                      ------------------|----------                --------------|--------------
   |  |         NATIONWIDE        |                      |    NATIONWIDE FINANCIAL   |                |     NATIONAL DEFERRED     |
   |  |  ADVISORY SERVICES, INC   |                      |  INSTITUTION DISTRIBUTORS |                |     COMPENSATION, INC.    |
   |  |      (NW ADV. SERV.)      |                      |    AGENCY, INC. (NFIDAI)  |                |                           |
   |  | Common Stock: 7,676       |                      |                           |                |                           |
   |--| ------------  Shares      |                      |                           |                |                           |
   |  |                           |                      |                           |                |                           |
   |  |               Cost        |                      | Common Stock: 1,000 Shares|                |                           |
   |  |               ----        |                      | ------------              |                |                           |
   |  | NW Life-100%  $5,996,261  |                      | NFSDI-100%                |                | NFSDI-100%                |
   |  -----------------------------                      --------------|--||----------                --------------||-------------
   |                                                                   |  ||                                        ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------               ||
   |  |    NATIONWIDE LIFE AND    |      |     FINANCIAL HORIZONS    | |  ||  |                     |               ||
   |  | ANNUITY INSURANCE COMPANY |      |    DISTRIBUTORS AGENCY    | |  ||  |                     |               ||
   |  |                           |      |      OF ALABAMA, INC.     | |  ||  |                     |               ||
   |  | Common Stock: 66,000      |      |                           | |  ||  |      FLORIDA        |               ||
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  |      RECORDS        |===============||
   |  |                           |      | ------------  Shares      |--  ||  |   ADMINISTRATOR,    |
   |  |                           |      |                           | |  ||  |        INC          |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $133,070,003 |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE INVESTMENT   |      |    LANDMARK FINANCIAL     | |  ||  |                     |
   |  |   SERVICES CORPORATION    |      |        SERVICES OF        | |  ||  |                     |
   |  |                           |      |       NEW YORK, INC.      | |  ||  |                     |
   |  | Common Stock: 5,000       |      |                           | |  ||  |                     |
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |  |                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |      OF OHIO, INC   |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $529,728     |      | NFIDAI-100% $10,100       | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE FINANCIAL    |      |     FINANCIAL HORIZONS    | |  ||  |                     |
   |  |       ASSIGNMENT          |      |      SECURITIES CORP.     | |  ||  |                     |
   |  |        COMPANY            |      |                           | |  ||  |                     |
   |  |                           |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |--|                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |   OF OKLAHOMA, INC  |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  |                           |      |               ----        | |  ||  |                     |
   |  | NW Life-100%              |      | NFIDAI-100% $153,000      | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |     NATIONWIDE REALTY     |      |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
   |  |      INVESTORS, LTD.      |      |                           | |  ||  |                     |
   |  |                           |      |                           | |  ||  |                     |
   |  | Units:                    |      | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
   |--| ------                    |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |    OF TEXAS, INC    |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  | NW Life-70%               |      |               ----        | |  ||  |                     |
   |  | NW Mutual-30%             |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    | |  ||  |      AFFILIATE      |
   |  |       PROPERTIES, LTD.    |      | INSTITUTION DISTRIBUTORS  | |  ||  |      AGENCY OF      |
   |  |                           |      |     INSURANCE AGENCY,     | |  ||  |      OHIO, INC      |
   |  | Units:                    |      |       INC. OF MASS.       | |  ||  |                     |
   |--| ------                    |      |                           |--  ||  |Common Stock: 750    |
   |  |                           |      |Common Stock: 100 Shares   | |  ||--|------------  Shares |
   |  |                           |      |------------               | |      |                     |
   |  | NW Life-97.6%             |      |                           | |      |                     |
   |  | NW Mutual-2.4%            |      |NFIDAI-100%                | |      |NFIDAI-100%          |
   |  -----------------------------      ----------------------------- |      -----------------------
   |  -----------------------------      ----------------------------- |
   |  |   NATIONWIDE COMMUNITY    |      |   NATIONWIDE FINANCIAL    | |
   |  |   DEVELOPMENT CORP., LLC  |      | INSTITUTION DISTRIBUTORS  | |
   |  |                           |      |        AGENCY, INC.       | |
   |  | Units:                    |      |       OF NEW MEXICO       |--
    --| ------                    |      |                           |
      |                           |      |Common Stock: 100 Shares   |
      |                           |      |------------               |
      | NW Life-67%               |      |                           |
      | NW Indemnity-33%          |      |NFIDAI-100%                |
      -----------------------------      -----------------------------

                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   COMMON STOCK:           CONTROL:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |             SHARES     COST           |
                                                  |             ------     ----           |
                                                  |CASUALTY     12,992,922 $1,320,978,093 |
                                                  |FIRE            649,510    116,847,783 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public-100%   |
                                                      |Class B      NW Corp-100%  |
                                                      ---------------|-------------
                                                                     |
-------------------------------------|-------------------------|--------------------------|-------------------------|
                                     |                         |                          |                         |
                         ------------|------------ ------------|------------ -------------|------------ ------------|-------------
                         |  NATIONWIDE FINANCIAL | | NATIONWIDE FINANCIAL  | |PENSION ASSOCIATES, INC.| |VILLANOVA CAPITAL, INC. |
                         |    SERVICES CAPITAL   | |SERVICES (BERMUDA) INC.| |Common Stock: 1,000     | |Common Stock:  958,750  |
                         |        TRUST II       | |Common Stock: 250,000  | |------------  Shares    | |-------------    Shares |
                         |                       | |------------- Shares   | |                        | |NFS-96%                 |
                         |                       | |              Cost     | |              Cost      | |Preferred Stock: 500,000|
                         |                       | |              ----     | |              ----      | |---------------  Shares |
                         | NFS-100%              | |NFS-100%   $13,500,000 | | NFS-100%     $2,839,392| |NFS-100%                |
                         ------------------------- ------------------------- -------------------------- ------------|-------------
                                                                                                                    |
--------------|-----------------------|--------------------------|                        |-------------------------|---------------
              |        ---------------|------------ -------------|------------ -----------|------------- -----------|-------------
              |        |THE 401(k) COMPANIES, INC.| |  NATIONWIDE RETIREMENT | | VILLANOVA S.A. CAPITAL| |    MORLEY FINANCIAL   |
              |        |         (401(k))         | |   SOLUTIONS, INC. (NRS)| |     TRUST (VSA)       | |SERVICES, INC. (MORLEY)|
              |        |                          | |Common Stock:  236,494  | |                       | |Common Stock:  82,343  |
              |        |Common Stock:   Control   | |-------------  Shares   | |                       | |------------   Shares  |
              |        |-------------   -------   | |                        | |                       | |                       |
              |        |Class A        Other-100% | |                        | |                       | |VILLANOVA CAPITAL, INC.|
              |        |Class B        NFSDI-90%  | |NFSDI-100%              | |DELAWARE BUSINESS TRUST| |-100%                  |
              |        --------|------------------- -------------|------------ -----------------|------- -----------|-------------
              |                |                                 |                              |                   |
              |                |                                 |                              |                   |------------|
              |                |                                 |                              |                                |
--------------|------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|  NATIONWIDE RETIREMENT  |    |   |   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   |  |  |         NATIONWIDE       |  |
|   PLAN SERVICES, INC.   |    |   |SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    |  |  | INVESTORS SERVICES, INC. |  |
|                         |    |   |                          |  |  |      NEW MEXICO        |  |  |                          |  |
|Common Stock:  Control:  |    |   |Common Stock: 10,000      |  |  | Common Stock: 1,000    |  |  |Common Stock: 5           |  |
|-------------  --------  |    |   |------------- Shares      |--|--| ------------- Shares   |  |--|------------- Shares      |  |
|Class A          NFS-100%|    |   |              Cost        |  |  |               Cost     |  |  |              Cost        |  |
|Class B        NFSDI-100%|    |   |              ----        |  |  |               ----     |  |  |              ----        |  |
|                         |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |VSA-100%      $5,000      |  |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|    401(k) INVESTMENT    |    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE GLOBAL FUNDS |  |
|      SERVICES, INC.     |    |   |SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
|                         |    |   |                          |  |  |      SO. DAKOTA        |  |  |                          |  |
|Common Stock: 1,000,000  |    |   |Common Stock: 1,000       |  |  | Common Stock: 1,000    |  |  |                          |  |
|------------  Shares     |----|   |------------- Shares      |--|--| ------------- Shares   |  |==|     LUXEMBOURG SICAV     |  |--
|                         |    |   |              Cost        |  |  |               Cost     |  |  |                          |  |
|               Cost      |    |   |              ----        |  |  |               ----     |  |  |                          |  |
|               ----      |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |                          |  |
|401(k)-100%    $7,800    |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |                                 |                              |                                |
                               |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |   |   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |  |  |  VILLANOVA DISTRIBUTION  |  |
|    401(k) INVESTMENT    |    |   |    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |  |  |      SERVICES, INC.      |  |
|      ADVISORS, INC.     |    |   |         ARKANSAS         |  |  |       OF WYOMING       |  |  |                          |  |
|                         |    |   |Common Stock: 50,000      |-----|Common Stock: 500 Shares|  |--|Common Stock: 10,000      |  |--
|Common Stock:  1,000     |    |   |------------- Shares      |  |  |-------------           |  |  |------------- Shares      |  |
|------------   Shares    |----|   |              Cost        |  |  |              Cost      |  |  |              Cost        |  |
|                         |    |   |              ----        |  |  |              ----      |  |  |              ----        |  |
|               Cost      |    |   |NRS-100%      $500        |  |  |NRS-100%      $500      |  |  |VSA-100%      $146,653    |  |
|               ----      |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|401(k)-100%    $1,000    |    |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |   CORVIANT CORPORATION   |  |
---------------------------    |   |      SOLUTIONS, INS.     |  |  |     SOLUTIONS, INC.    |  |  |           (CC)           |  |
|   THE 401(k) COMPANY    |    |   |       AGENCY, INC.       |  |  |         OF OHIO        |  |  |Common Stock:      450,000|  |
|                         |    |   |Common Stock: 1,000       |  |  |                        |  |  |------------       Shares |  |
|Common Stock: 855,000    |    |   |------------- Shares      |--|==|                        |  |--|Series A Preferred:250,000|  |--
|------------  Shares     |----|   |                          |  |  |                        |  |  |------------------ Shares |  |
|                         |    |   |              Cost        |  |  |                        |  |  |                   Cost   |  |
|              Cost       |    |   |              ----        |  |  |                        |  |  |                   ----   |  |
|              ----       |    |   |NRS-100%      $1,000      |  |  |                        |  |  |VSA-100%       $10,000,000|  |
|401(k)-100%   $1,000     |    |   ----------------------------  |  --------------------------  |  -----------------.----------  |
---------------------------    |                                 |                              |                   .            |
                               |   ----------------------------  |  --------------------------  |  -----------------.----------  |
---------------------------    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  | VILLANOVA SECURITIES, LLC|  |
|                         |    |   |SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
|                         |    |   |                          |  |  |        OKLAHOMA        |  |  |                          |  |
|  RIVERVIEW AGENCY, INC. |    |   |Common Stock: 500         |  |  |                        |  |  |                          |  |
|                         |====|   |------------- Shares      |--|==|                        |  |  |                          |  |--
|                         |        |              Cost        |  |  |                        |  |  |                          |  |
|                         |        |              ----        |  |  |                        |  |  |                          |  |
|                         |        |NRS-100%      $500        |  |  |                        |  |  |CC-100%                   |  |
---------------------------        ----------------------------  |  --------------------------  |  ----------------------------  |
                                                                 |                              |                                |
                                   ----------------------------  |  --------------------------  |  ----------------------------  |
                                   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |    PORTLAND INVESTMENT   |  |
                                   | SOLUTIONS, INC. OF NEVADA|  |  |     SOLUTIONS, INC.    |  |  |       SERVICES, INC.     |  |
                                   |                          |  |  |        OF TEXAS        |  |  |                          |  |
                                   |Common Stock: 1,000       |-- ==|                        |  |  |Common Stock: 1,000       |--|--
                                   |------------- Shares      |     |                        |  |  |------------- Shares      |  |
                                   |              Cost        |     |                        |  |  |              Cost        |  |
                                   |              ----        |     |                        |  |  |              ----        |  |
                                   |NRS-100%      $1,000      |     |                        |  |  |Morley-100%   $25,000     |  |
                                   ----------------------------     --------------------------  |  ----------------------------  |
                                                                                                |                                |
                                                                  ----------------------------  |  ----------------------------  |
                                                                  | VILLANOVA CAPITAL GLOBAL |  |  |         MORLEY &         |  |
                                                                  |TECH. LONG/SHORT FUND, LLC|  |  |     ASSOCIATES, INC.     |  |
                                                                  |                          |  |  |                          |  |
                                                                  |UNITS:                    |---  |Common Stock: 3,500       |--|
                                                                  |                          |        ----------- Shares      |
                                                                  |                          |     |              Cost        |
                                                                  |VSA-25%                   |     |              ----        |
                                                                  |FIRE-75%                  |     |Morley-100%   $1,000      |
                                                                  ----------------------------     ----------------------------



                                                                                                                            (Right)
















------------------------|------------------------------|------------------|-------------------|
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
         ---------------|--------------   -------------|----------------- |      -------------|--------------
         |     NATIONWIDE GLOBAL      |   |       GATES MCDONALD        | |      |        NATIONWIDE        |
         |    HOLDINGS, INC. (NGH)    |   |      & COMPANY (GATES)      | |      |HEALTH PLANS, INC. (NHP)  |
         |                            |   |                             | |      |                          |
         |Common Stock:   1 Share     | --|Common Stock:  254 Shares    | |  |---|Common Stock:  100 Shares |
         |------------                | | |------------                 | |  |   |------------              |
         |               Cost         | | |               Cost          | |  |   |               Cost       |
         |               ----         | | |               ----          | |  |   |               ----       |
         |NW Corp.-100%  $606,434,210 | | |NW Corp.-100%  $25,683,532   | |  |   |                          |
         |                            | | |------------------------------ |  |   |NW Corp.-100%  $19,103,732|
         |(See Page 3)                |   |                               |  |   ----------------------------
         ------------------------------ | |------------------------------ |  |   ----------------------------
         ------------------------------ | |  MEDPROSOLUTIONS, INC.      | |  |   |    NATIONWIDE MANAGEMENT |
         |     EAGLE ACQUISITION      | | |                             | |  |   |        SYSTEMS, INC.     |
         |       CORPORATION          | | |               Cost          | |  |   |                          |
         |NFS-100%                    | | |               ----          | |  |---|Common Stock:  100 Shares |
         ------------------------------ | |Gates-100%     $6,700,000    | |  |   |-------------             |
         ------------------------------ | |                             | |  |   |               Cost       |
         |    VILLANOVA MUTUAL FUND   | | |                             | |  |   |               ----       |
         |     CAPITAL TRUST (VMF)    | | ------------------------------- |  |   |NHP Inc.-100%  $25,149    |
----|----|                            | |                                 |  |   ----------------------------
    |    |                            | | |------------------------------ |  |   ----------------------------
    |    |                            | | |     GATES MCDONALD &        | |  |   |         NATIONWIDE       |
    |    |                            | | | COMPANY OF NEW YORK, INC.   | |  |   |        AGENCY, INC.      |
    |    |                            | --|                             | |  |   |                          |
    |    |                            | | |Common Stock:  3 Shares      | |  |---|Common Stock:  100 Shares |
    |    |   DELAWARE BUSINESS TRUST  | | |------------                 | |      |------------              |
    |    ------------------------------ | |               Cost          | |      |               Cost       |
    |                                   | |               ----          | |      |               ----       |
    |    ------------------------------ | |Gates-100%     $106,947      | |      |NHP Inc.-99%   $116,077   |
    |    |        NORTHPOINTE         | | ------------------------------- |      ----------------------------
    |    |        CAPITAL LLC         | |                                 |
    |    |                            | | ------------------------------- |      ----------------------------
    |....|                            | | |      GATES MCDONALD &       | |      |   MRM INVESTMENTS, INC.  |
         |                            | | |     COMPANY OF NEVADA       | |      |                          |
         |                            | --|                             | |----- |                          |
         |                            | | |Common Stock:  40 Shares     |        |                          |
         |VILLANOVA CAPITAL, INC.-65% | | |------------                 |        |                          |
         ------------------------------ | |               Cost          |        |CORP.-100%                |
                                        | |               ----          |        ----------------------------
         ------------------------------ | |Gates-100%     $93,750       |
         |     EXCALIBER FUNDING      | | -------------------------------
         |        CORPORATION         | |
---------|Common Stock: 1,000 Shares  | | -------------------------------
         |-------------               | | |       GATES MCDONALD        |
         |              Cost          | | |      HEALTH PLUS, INC.      |
         |              ----          | --|                             |
         |Morley-100%   $1,000        | | |Common Stock:  200 Shares    |
         ------------------------------ | |------------                 |
                                        | |               Cost          |
         ------------------------------ | |               ----          |
         |      CALIBER FUNDING       | | |Gates-100%     $2,000,000    |
         |        CORPORATION         | | -------------------------------
         |                            | |
---------|                            | | -------------------------------
         |                            | | |NEVADA INDEPENDENT COMPANIES-|
         | Morley-100%                | | |MANUFACTURING TRANSPORTATION |
         |                            | | |       AND DISTRIBUTION      |
         ------------------------------ --|                             |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |      NEVADA INDEPENDENT     |
                                        | |     COMPANIES-HEALTH AND    |
                                        --|           NONPROFIT         |
         ------------------------------ | |Common Stock:  1,000 Shares  |
         |      MORLEY RESEARCH       | | |------------                 |
         |      ASSOCIATES, LTD.      | | |                             |
---------|                            | | |Gates-100%                   |
         |Common Stock:  1,000 Shares | | -------------------------------
         |-------------               | |
         |               Cost         | | -------------------------------
         |               ----         | | |     NEVADA INDEPENDENT      |
         |Morley-100%    $1,000       | | |   COMPANIES-CONSTRUCTION    |
         ------------------------------ --|                             |
                                        | |Common Stock:  1,000 Shares  |
         ------------------------------ | |------------                 |
         |       MORLEY CAPITAL       | | |                             |
         |         MANAGEMENT         | | |Gates-100%                   |
         |                            | | -------------------------------
---------|Common Stock:  500 Shares   | |
         |-------------               | | -------------------------------
         |                Cost        | | |     NEVADA INDEPENDENT      |
         |                ----        | | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      -- Solid Line
         |Morley-100%     $5,000      | --|         ENTERTAINMENT       |       Contractual Association   -- Double Line
         ------------------------------   |                             |       Limited Liability Company -- Dotted Line
                                          |Common Stock:  1,000 Shares  |
         ------------------------------   |------------                 |
         |     UNION BOND & TRUST     |   |                             |
         |           COMPANY          |   |Gates-100%                   |       SEPTEMBER, 30, 2001
         |                            |   -------------------------------
---------|Common Stock:  2,000 Shares |
         |------------                |
         |               Cost         |                                                                             Page 2
         |               ----         |
         |Morley-100%    $50,000      |
         ------------------------------

                                                                                                                         (Left side)































                      |--------------------------------------------|------------------------------------------|---------------------
                      |                                            |                                          |
      ----------------|---------------            -----------------|-----------------       ------------------|----------------
      |    VILLANOVA GLOBAL ASSET    |            |   NATIONWIDE GLOBAL HOLDINGS    |       |                NGH              |
      |       MANAGEMENT TRUST       |            |   - HONG KONG, LIMITED          |       |          NETHERLANDS B.V.       |
      |          (VGAMT)             |            | Common Stock: 20,343,752 Shares |       | Common Stock:       40 Shares   |
      |                              |            | -------------       Shares      |       | -------------                   |
      |                              |            |                     ------      |       |                     Cost        |
      |                              |            |  NGH                20,343,751  |       |                     -----       |
      | NGH - 100%                   |            |  LUX SA             1           |       | NGH - 100%          NLG 52,500  |
      ----------------|---------------            -----------------------------------       -----------------------------------
                      |
                      |                 |--------------------------|--------------------|-------------------------------------------
                      |                 |                          |                    |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
      |       NATIONWIDE ASSET       |  |         |      GARTMORE INVESTMENT        |   |   |          GARTMORE FUND          |
      |   MANAGEMENT HOLDINGS, LTD.  |  |         |         SERVICES LTD.           |   |   |          MANAGERS LTD.          |
      |           (NAMHL)            |  |    |----|             (GISL)              |   |---|             (GFM)               |
      |                              |  |    |    |                                 |   |   |                                 |
      |                              |  |    |    | GIM - 80%                       |   |   | GIM - 99.99%                    |
      | VGAMT - 100%                 |  |    |    | GNL - 20%                       |   |   | GSL - .01%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |     NATIONWIDE UK ASSET      |  |    |    |       GARTMORE INVESTMENT       |   |   |                                 |
      |  MANAGEMENT HOLDINGS, LTD.   |  |    |    |         SERVICES GMBH           |   |   |       FENPLACE LIMITED          |
      |          (NUKAMHL)           |  |    |----|                                 |   |---|                                 |
      |                              |  |    |    |                                 |   |   |                                 |
      | NAMHL - 100%                 |  |    |    | GISL - 100%                     |   |   | GFM - 100%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |   NATIONWIDE UK HOLDING      |  |    |    |      GARTMORE FUND MANAGERS     |   |   |     FENPLACE TWO LTD. (FKA)     |
      |       COMPANY, LTD.          |  |    |    |       INTERNATIONAL LIMITED     |   |   |       NATWEST INVESTMENT        |
      |          (NUKHCL)            |  |    |    |              (GFMI)             |   |   |    MANAGEMENT LIMITED (FTL)     |
      |                              |  |    |----|                                 |   |   |                                 |
      |                              |  |    |    | GISL - 99.99%                   |   |   |                                 |
      | NUKAMHL - 100%               |  |    |    | GSL - .01%                      |   |   | GIM - 100%                      |
      ----------------|---------------  |    |    -----------------|-----------------   |   -----------------------------------
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
      ----------------|---------------  |    |    -----------------|-----------------   |   -----------------------------------
      |     ASSET MANAGEMENT         |  |    |    |      GARTMORE SECRETARIES       |   |   |    GARTMORE SECURITIES LTD.     |
      |       HOLDINGS PLC           |  |    |    |          (JERSEY) LTD.          |   |   |               (GSL)             |
      |          (AMH)               |  |    |    |                                 |   |   |                                 |
      |                              |  |    |----| GFMI - 94%                      |   |---|                                 |
      |                              |  |         | GSL - 3%                        |       | GIM - 99.99%                    |
      | NUKHCL - 100%                |  |         | GIM - 3%                        |       | GNL - .01%                      |
      ----------------|---------------  |         -----------------------------------       -----------------------------------
                      |                 |
                      |                 |
                      |                 |
      ----------------|---------------  |
      |    GARTMORE INVESTMENT       |  |
      |       MANAGEMENT PLC         |  |
      |          (GIM)               |  |
      |                              |--|
      | AMH - 99.99%                 |
      | GNL - .01%                   |
      --------------------------------

                                                                                                                            (Center)
                                                          NATIONWIDE(R)

                         ---------------------------------             ----------------------------------
                         |       NATIONWIDE MUTUAL       |             |        NATIONWIDE MUTUAL       |
                         |       INSURANCE COMPANY       |=============|     FIRE INSURANCE COMPANY     |
                         |           (CASUALTY)          |     |       |            (FIRE)              |
                         ---------------------------------     |       ----------------------------------
                                                               |
                                                               |
                                           --------------------|--------------------
                                           |   NATIONWIDE CORPORATION (NW CORP)    |
                                           |        COMMON STOCK:    CONTROL:      |
                                           |        -------------    --------      |
                                           |           13,642,432       100%       |
                                           |             SHARES          COST      |
                                           |             ------          ----      |
                                           | CASUALTY  12,992,922   $1,320,978,093 |
                                           | FIRE         649,510      116,847,783 |
                                           --------------------|--------------------
                                                               |
                                                ---------------|----------------
                                                |      NATIONWIDE GLOBAL       |
                                                |     HOLDINGS, INC. (NGH)     |
                                                |  Common Stock:   1 Share     |
                                                |  -------------               |
                                                |                              |
                                                |                Cost          |
                                                |                ----          |
                                                | NW Corp.-100%  $606,434,210  |
                                                ---------------|----------------
                                                               |
---------------------------------------|-----------------------|------------------------|-------------------------------------------
                                       |                                                |
                        ---------------|----------------                ----------------|---------------
                        |          NATIONWIDE          |                |       NATIONWIDE GLOBAL      |
                        |      SERVICES SP. ZO.O.      |                |          JAPAN, INC.         |
                        | Common Stock:    80 Shares   |                | Common Stock:   100 Shares   |
                        | ------------                 |                | -------------                |
                        |                  Cost        |                |                     Cost     |
                        |                  ----        |                |                     ----     |
                        | NGH - 100%       4,000 PLN   |                | NGH - 100%          $100     |
                        --------------------------------                --------------------------------

----------------|-----------------------------------------------|-------------------------------------------------------------------
                |                                               |
                |       --------------------------------        |
                |       |  GARTMORE INVESTMENT LTD.    |        |
                |       |           (GIL)              |        |
                |-------|                              |        |------
                |       | GIM - 50%                    |        |
                |       | GNL - 50%                    |        |
                |       ---------------|----------------        |
                |                      |                        |
                |                      |                        |
                |       ---------------|----------------        |       --------------------------------
                |       |       GARTMORE JAPAN         |        |       |    DAMIAN SECURITIES LTD.    |
                |       |          LIMITED             |        |       |                              |
                |       |                              |        |-------|                              |
                |       | GIL - 100%                   |        |       | GIM - 50%                    |
                |       |                              |        |       | GSL - 50%                    |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |     GARTMORE 1990 LTD.       |        |       |    GARTMORE NOMINEES LTD.    |
                |       |     (GENERAL PARTNER)        |        |       |             (GNL)            |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99.99%                 |
                |       | GSL - 50%                    |        |       | GSL - .01%                   |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |    GARTMORE INDOSUEZ UK      |        |       |    GARTMORE PENSION FUND     |
                |       |  RECOVERY FUND (G.P.) LTD.   |        |       |        TRUSTEES, LTD.        |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99%                    |
                |       | GNL - 50%                    |        |       | GSL - 1%                     |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |  GARTMORE 1990 TRUSTEE LTD.  |        |       |       GIL NOMINEES LTD.      |
                |       |    (GENERAL PARTNER)         |        |       |                              |
                |-------|                              |        |-------|                              |
                        | GIM - 50%                    |                | GIM - 50%                    |
                        | GSL - 50%                    |                | GSL - 50%                    |
                        --------------------------------                --------------------------------

                                                                                                                      (Right side)































------------------|---------|-----------------|------------------------------------|
                  :         |                 :                                    |
   ---------------|-------- | ----------------|----------------   -----------------|---------------
   |   NATIONWIDE GLOBAL  | | |    NATIONWIDE TOWARZYSTWO     |   |   NATIONWIDE GLOBAL HOLDINGS, |
   |     FINANCE, LLC     | | |   UBEZPIECZEN NA ZYCIE SA     |   |    INC. - LUXEMBOURG BRANCH   |
   |                      | | |                               |   |            (BRANCH)           |
   | Single Member Limited| | | Common Stock: 1,952,000 Shares|   |                               |
   |    Liability Company | | | ------------                  |   |                               |
   |                      | | |                               |   |                               |
   | NGH - 100%           | | | NGH - 100%                    |   | Endowment Capital - $1,000,000|
   ------------------------ | ----------------|----------------   -----------------|---------------
                            |                 |                                    |
-|                          |                 |                                    |
 |                          |                 |                                    |
 |                          | ----------------|----------------   ---------------------------------
 |                          | |     NATIONWIDE FINANCIAL      |   |      NGH LUXEMBOURG S.A.      |
 |                          | |            SP. ZO.O.          |   |            (LUX SA)           |
 |                          | |                               |   |                               |
 |                          | |                               | |-|Common Stock:    5,894 Shares  |
 |                          | | Common Stock: 40,950 Shares   | | |------------                   |
 |                          | | ------------                  | | |                 Cost          |
 |                          | |                               | | |                 -----         |
 |                          | | NGH - 100%                    | | |BRANCH-99.98%      115,470,723 |
 |                          | |                               | | |                   EURO        |
 |                          | --------------------------------- | ---------------------------------
 |                          |                                   |
 |                          |                                   |
 |                          | --------------------------------- | ---------------------------------
 |                          | |        SIAM AR-NA-KHET        | | |         NGH UK, LTD.          |
 |                          | |      COMPANY LTD. (SIAM)      | | |                               |
 |                          |.|                               | |-|                               |
 |                            |                               | | |                               |
 |                            | NGH - 48.99%                  | | | LUX SA - 100%                 |
 |                            ----------------|---------------- | ---------------------------------
 |                                            :                 |
 |                                            :                 |
 | ------------------------   ----------------|---------------- | ---------------------------------  -------------------------------
 | |   GARTMORE CAPITAL   |   |         THAI PRASIT           | | |  NATIONWIDE GLOBAL HOLDINGS   |  |NATIONWIDE HOLDINGS SA (NHSA)|
 | |    MANAGEMENT LTD.   |   |    NATIONWIDE COMPANY LTD.    | | |  - NGH BRASIL PARTICIPACOSES  |  |                             |
 | |         (GCM)        |   |                               | | |      LTDA (NGH BRASIL)        |  |                             |
 |-|                      |   |                               | |-|                               |  |       Shares      Cost      |
   |                      |   |                               | | |         Shares     Cost       |--|       ------      ----      |
   |                      |   |                               | | |         ------     -----      |  |NGH                          |
   | GIM - 99.99%         |   | NGH - 24.3%                   | | | LUX SA  6,164,899  R6,164,889 |  |BRASIL 42,900,999 R42,900,999|
   | GSL - .01%           |   | SIAM - 37.7%                  | | | NGH     1          R1         |  |LUX SA 1          R1         |
   ---------------|--------   --------------------------------- | -----------------|---------------  ---------------|---------------
                  |                                             |                  |                                |
                  |                                             |                  |                                |
   ---------------|--------   --------------------------------- | -----------------|---------------  ---------------|---------------
   |   GARTMORE U.S. LT   |   |        PANEUROLIFE (PEL)      | | |   NATIONWIDE SEGURADORA S.A.  |  |  DINAMICA PARTICIPACOSES SA |
   |         (GUS)        |   |                               | | |                               |  |           (DPSA)            |
   |                      |   | Common Stock: 1,300,000 Shares| | |         Shares     Cost       |  |       Shares      Cost      |
   |                      |   | -------------   Cost          |-| |         ------     -----      |  |       ------      ----      |
   |                      |   |                 ----          |   | NGH                           |  |NHSA  132,522,386 R14,723,256|
   |                      |   | LUX SA - 100%   3,817,832,685 |   | BRASIL  9,999,999  R9,999,999 |  |NGH                          |
   | GCM - 100%           |   | LUF                           |   | LUX SA  1          R1         |  | BRASIL 1         R1,472     |
   ---------------|--------   -----------------|---------------   ---------------------------------  ---------------|---------------
                  |                            |                                                                    |
                  |                            |                                                                    |
   ---------------|--------   -----------------|---------------                                      ---------------|---------------
   |    GARTMORE GLOBAL   |   |           VERTBOIS, SA        |                                      |  NATIONWIDE MARITIMA VIDA e |
   |       PARTNERS       |   |                               |                                      |        PREVIDENCIA SA       |
   |                      |   |                               |                                      | Common Stock:   134,822,225 |
   |                      |   |                               |                                      | ------------    Shares      |
   | GUS - 50%            |   | PEL - 99.99%                  |                                      |                             |
   | GSL - 50%            |   | LUX SA - .01%                 |                                      |                 Cost        |
   ------------------------   ---------------------------------                                      |                 ----        |
                                                                                                     | DSPA - 86.4%    R14,128,512 |
                                                                                                     -------------------------------








                                                                                        Subsidiary Companies--
                                                                                        Contractual Association--
                                                                                        Limited Liability Company--

                                                                                        September 30, 2001                   Page 3

Item 27. NUMBER OF CONTRACT OWNERS

          The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 12, 2001 was 1,708 and 3,111 respectively.

Item 28. INDEMNIFICATION

          Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITER

          (a) Nationwide Investment Services Corporation ("NISC") acts as principal underwriter and general distributor for the Nationwide Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, and Nationwide VLI Separate Account-4, all of which are separate investment accounts of Nationwide or its affiliates.

          (b)  NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND OFFICERS


                                                                     POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
       -------------------------                                     ---------------------
 W.G. Jurgensen                                             Chairman and Chief Executive Officer and
 One Nationwide Plaza                                                       Director
 Columbus, OH 43215

 Joseph J. Gasper                                                  Chairman of the Board and
 One Nationwide Plaza                                                       Director
 Columbus, OH 43215

 Richard A. Karas                                                  Vice Chairman and Director
 One Nationwide Plaza
 Columbus, OH 43215

 Duane C. Meek                                                             President
 One Nationwide Plaza
 Columbus, OH 43215

 Philip C. Gath                                                             Director
 One Nationwide Plaza
 Columbus, OH 43215

 Susan A. Wolken                                                            Director
 One Nationwide Plaza
 Columbus, OH 43215

 Robert A. Oakley                                                  Executive Vice President -
 One Nationwide Plaza                                               Chief Financial Officer
 Columbus, OH 43215

 Robert J. Woodward, Jr.                                           Executive Vice President -
 One Nationwide Plaza                                               Chief Investment Officer
 Columbus, OH 43215

 Mark R. Thresher                                             Senior Vice President and Treasurer
 One Nationwide Plaza
 Columbus, OH 43215

 Barbara J. Shane                                             Vice President - Compliance Officer
 Two Nationwide Plaza
 Columbus, OH 43215

 Alan A. Todryk                                                    Vice President - Taxation
 One Nationwide Plaza
 Columbus, OH 43215

 John F. Delaloye                                                     Assistant Secretary
 One Nationwide Plaza
 Columbus, OH 43215

 Glenn W. Soden                                              Associate Vice President and Secretary
 One Nationwide Plaza
 Columbus, OH 43215

 E. Gary Berndt                                                       Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215

                   NATIONWIDE INVESTMENT SERVICES CORPORATION
                             DIRECTORS AND OFFICERS


                                                                     POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
       -------------------------                                     ---------------------
 Carol L. Dove                                Associate Vice President -Treasury Services and Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215

 Terry C. Smetzer                                                     Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215

Item 30. LOCATION OF ACCOUNTS AND RECORDS

          John Davis

          Nationwide Life and Annuity Insurance Company One Nationwide Plaza Columbus, OH 43215

Item 31. MANAGEMENT SERVICES

          Not Applicable

Item 32. UNDERTAKINGS

          The Registrant hereby undertakes to:

          (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

          (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

          The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Code Internal Revenue is issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

          Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of Nationwide Life and Annuity Insurance Company and Contract Owners of Nationwide VA Separate Account-B:

We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.

                                                                        KPMG LLP

Columbus, Ohio

April 26, 2001

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VA SEPARATE ACCOUNT-B, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 13 and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 22nd day January, 2002.

                                          NATIONWIDE VA SEPARATE ACCOUNT-B
                                    -------------------------------------------
                                                    (Registrant)
                                        NATIONWIDE LIFE AND ANNUITY INSURANCE
                                                       COMPANY
                                   ---------------------------------------------
                                                     (Depositor)
                                               By/s/STEVEN SAVINI, ESQ.
                                     -------------------------------------------
                                                   Steven Savini, Esq.

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 22nd day of January, 2002.

        SIGNATURE                      TITLE

LEWIS J. ALPHIN                              Director
---------------------------
Lewis J. Alphin

A. I. BELL                                   Director
---------------------------
A. I. Bell

Yvonne M. Curl                               Director
---------------------------
Yvonne M. Curl

KENNETH D. DAVIS                             Director
---------------------------
Kenneth D. Davis

KEITH W. ECKEL                               Director
---------------------------
Keith W. Eckel

Willard J. Engel                             Director
---------------------------
Willard J. Engel

Fred C. Finney                               Director
---------------------------
Fred C. Finney

Joseph J. Gasper                  President and Chief Operating
---------------------------
Joseph J. Gasper                       Officer and Director

W.G. JURGENSEN                       Chief Executive Officer
---------------------------
W.G. Jurgensen                             And Director

David O. Miller                   Chairman of the Board and
---------------------------
David O. Miller                              Director

Ralph m. paige                               Director

---------------------------
Ralph M. Paige

James F. Patterson                           Director
---------------------------
James F. Patterson

Arden L. Shisler                             Director      By /s/ STEVEN SAVINI
---------------------------                              -----------------------
Arden L. Shisler                                              Steven Savini
                                                            Attorney-in-Fact

Robert L. Stewart                            Director
---------------------------
Robert L. Stewart